UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2010
Date of reporting period: July 1, 2009 — June 30, 2010
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

NIIT TECHNOLOGIES LIMITED	NIIT IN	B01TR82	07/27/09	New Delhi
1. To receive, consider and adopt the Balance Sheet as at March 31, 2009 and the Profit and Loss Account for the financial year ended on that date along with the reports of the Auditors and Directors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Vijay K Thaana, who retires by rotation and, being eligible, offers himself for reappointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Amity Sharma, who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA

5. To appoint Auditors of the Company to hold office from the conclusion of this annual general meeting to the conclusion of the next annual general meeting and to authorize Board of Directors to fix their remuneration. M/s Price Waterhouse, Chartered Accountants, the retiring Auditors, are eligible for re-appointment.
						MGMT	No	DNA	DNA

6. “RESOLVED THAT pursuant to Section 309 and other applicable provisions, if any, of the Companies Act, 1956, (including any amendment and/or any re-enactment thereof), the Company be and is hereby authorized to pay to its Directors (other than Managing/Whole time/Executive Directors of the Company) commencing from 1st April, 2009, such commission as the Board may from time to time determine (to be divided and paid amongst them in such proportion and such manner/fashion as may be determined by the Board from time to time) but however such commission shall not exceed 1% of the net profits of the Company in any financial year (computed in manner provided in Section 198(1) of the Companies Act, 1956 as amended from time to time).
						MGMT	No	DNA	DNA
APOLLO TIRES LTD	APTY IN	6168902	07/23/09	Kochi	1. To receive, consider and adopt the audited accounts of the company for the year ended 31st March, 2009 and the report of the directors and of the auditors thereon	MGMT	No	DNA	DNA
					2. To declare Dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. L.C.GoyaL, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. K.Jacob Thomas, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a director in place of Mr. M.R.B.Punja, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint a director in place of Mr. Shardul S.Shroff, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

7. “RESOLVED THAT M/s.DeLoitte Haskins & Sells, Chartered Accountants, the retiring auditors, be and are hereby re-appointed as auditors of the company to hold office until the conclusion of the next annual general meeting of the company for auditing the accounts of the company for the financial year 2009-2010 and the Board of Directors/Committee of the Board be and are hereby authorized to fix their remuneration plus traveling and other out of pocket expenses incurred by them in connection with statutory audit and/or continuous audit and also such other remuneration, as may be decided to be paid by the Board/Committee of the Board, for performing duties other than those referred to herein above.”
						MGMT	No	DNA	DNA

8. “ RESOLVED THAT pursuant to the provisions of sections 198, 269, 309 and 311 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 (hereinafter referred to as ‘the Act’ including any modification’s) or re-enactment(s) thereof for the time being in force) and subject to the approval(s), as may be required, of the financial institutions and other Lenders who have granted term Loans to the company, Mr.U.S.Oberoi, Chief (Corp. Affairs) and Whole Time Director be and is hereby reappointed as a whole time director of the company for a period of five years with effect from 26th November, 2009, with such designation as the Chairman & Managing Director Vice Chairman & Managing Director may decide from time to time and for payment of remuneration, perquisites and terms and conditions as set out in the explanatory statement attached to this notice.
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the board of directors of the company (hereinafter referred to as ‘the board’ which term shall be deemed to include any committee thereof forth time being exercising the powers conferred on the board by this resolution) be and is hereby authorised to laree and/or modify the terms and conditions of appointment including remuneration and perquisites payable to Mr.U.S.Oberol, Chief (Corp. Affairs) and Whole Time Director in such manner as may be agreed to between the board and Mr.U.S.Oberoi, Chief (Corp. Affairs) and Whole Time Director within and in accordance with the Limits prescribed in Schedule XIII of the Act or in accordance with the changes that may be effected in Schedule XIII of the Act and/or any amendments and/or modifications that may be made by the Central Government in that behalf from time to time or any amendments or re-enactment of the relevant provisions of the Act.

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

RESOLVED FURTHER THAT in the event of absence or inadequacy of profits in any financial year, Mr.U.S.Oberoi, Chief (Corp. Affairs) and Whole Time Director be paid the salary and perquisites as minimum remuneration not exceeding the Limits specified under sub paragraph (A) of paragraph of section I of Schedule XII of the Act by making such compliances as provided in the said Schedule. RESOLVED FURTHER THAT the board band is hereby authorized to do all such acts and things as, in its absolute discretion, it may be considered necessary, expedient or desirable, including power to sub-delegate, in order to give effect to the foregoing resolution or otherwise considered by the board to be in the best interest of the company.”

CENTURY TEXTILES AND INDUSTRIES LIMITED	CENT IN	6099905	07/28/09	Mumbai
1. To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2009 and Profit and Loss Account for the year ended on that date and the Reports of the Directors and the Auditors of the Company.
						MGMT	Yes	For	For
					2. To declare dividend on Equity Shares for the year ended 31st March, 2009.	MGMT	Yes	For	For
					3. To appoint a Director in place of Sheri O.K. Birla, who retires from office by rotation, but being eligible, offers himself for re-election.	MGMT	Yes	For	For
					4. To appoint a Director in place of Sheri Kumar Mangle Birla, who retires from office by rotation, but being eligible, offers himself for re-election.	MGMT	Yes	For	For
					5. To appoint Auditors of the Company to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration.	MGMT	Yes	For	For

6. “RESOLVED that in partial modification of the relevant resolution passed at the 110th Annual General Meeting of the Company held on 24th July, 2007 and pursuant to the provisions of sections 198, 309, 310, Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, for the time being in force, the Company hereby approves the payment of revised remuneration to Sheri BAL. Jain, Whole time Director as per the details provided in the Explanatory Statement in relation to this resolution, for the remaining period of his tenure of current office unto 31st March, 2010”.
						MGMT	Yes	For	For

7. “RESOLVED that pursuant to the provisions of Sections 198, 269, 309, 311, 314 and all other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII thereto and all guidelines for managerial remuneration issued by the Central Government from time to time, the Company hereby approves of the reappointment by the Board of Directors Catha Board”) of Sheri BAL. Jain as Director in the whole time employment of the Company for a further period of two years with effect from 1st April, 2010
						MGMT	Yes	For	For
BAJAJ HOLDINGS AND INVESTMENT LIMITED	BJHI IN	6124142	07/16/09	Pane	1. To consider and adopt the audited balance sheet as at 31 March 2009 and the profit and loss account for the year ended 31 March 2009 and the directors’ and auditors’ reports thereon.	MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To appoint a director in place of S H Khan, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of DJ Bajaj Rae, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration.	MGMT	No	DNA	DNA

6. “RESOLVED that Marsh Chandra, who was appointed by the board of directors of the company as an additional director on 23 October 2008 and who holds office as such unto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						MGMT	No	DNA	DNA

7. “RESOLVED that P Murray, who was appointed by the board of directors of the company as an additional director on 23 October 2008 and who holds office as such unto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						MGMT	No	DNA	DNA
INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LTD	IDFC IN	B0C5QR1 IN	07/20/09	Chennai
1. To receive and adopt the audited Balance Sheet as at March 31, 2009 , the Profit & Loss Account and the Cash Flow ,Statement of the Company for year ended March 31, 2009 and the Reports of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend on equity shares for the financial year Ended March 31, 2009.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Deepak S. Parekh, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. 55. Kohli, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a, Director in place bf Mr. S. H. Khan, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Mr. Peck, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

7. RESOLVED THAT pursuant to the provisions of Sections 224, 224A and other applicable provisions, if any, of the Companies Act, 1956, Miss. Deloitte Haskins& Sells, Chartered Accountants, be and are hereby reappointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting up to the conclusion of the next’s Annual General Meeting of the Company, on a remuneration to be fixed by the Board of Directors of the Company, based on the recommendation of the Audit Committee, in addition to reimbursement of all out-of-pocket expenses in connection with the audit accounts of the Company for the year ending March 31. 2010.”
						MGMT	No	DNA	DNA

8. RESOLVED THAT the provisions of Sections 198, 269 and 309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 and all guidelines for managerial remuneration issued by the Central Government from time to time, and such other consents and approvals as may be required, consent of the Company be and is hereby accorded for therapy to Dr. Rajiv S Loll (Dr. Loll), as Managing Director & CEO of the Company, for a period of 3 (three) years with effect from January 10, 2010
						MGMT	No	DNA	DNA

9. “RESOLVED THAT Mr. Vicar Lemay, in respect or whom the (company has received Notices in writing. from some of its Members proposing him as a candidate for the office of Director under the provisions of Section 257 of the Companies Act, 1956, and who is eligible for all appointment to the office of the, Director, be and is hereby appointed a Director of the Company’
						MGMT	No	DNA	DNA

10. “Resolved That pursuant to the provisions of Sections 198. 269 and 309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 and all guidelines for managerial remuneration issued by the Central Government front time to time, and such other consents and approvals as may be required, consent of the Company be and is hereby accorded , for the appointment of Mr. Vikram Limaye (Mr. Limaye) as a Whole-time Director of the Company for a period of 5 (five) years with effect from September 15, 2008
						MGMT	No	DNA	DNA

11. “RESOLVED THAT pursuant to the provisions of Section 81, 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or reenactment thereof) and in accordance with the provisions of the Memorandum and Articles of Association of the Company and the regulations / guidelines, prescribed by Securities and Exchange Board of India (SEBI) or any other relevant authority, from time to time, to the extent applicable and subject to ,such approvals, consents, permissions and sanctions, as may be required, consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as the ‘Board’), which term shall be deemed to include any Committee or any ‘Sub Committee’ thereof by the Board to exercise its powers, (including the powers conferred by this resolution) to grant options at any time and from time to time in one or more tranches under Employee Stock Options Scheme 2007 or any other Employee Stock Options Scheme as maybe introduced by the Company in excess of 1% of the issued capital of the Company on the terms and conditions decided by the Board
						MGMT	No	DNA	DNA
HDFC LTD	HDFCB IN	6100131	07/22/09	Mumbai
1. To receive, consider and adopt the audited profit and loss account for the financial year ended March 31, 2009, the balance sheet as at that date and the reports of the directors and the auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on equity shares.	MGMT	Yes	For	For
					3. To appoint a director in place of Mr. Shirish B. Patel who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a director in place of Mr. B. S. Mehta who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a director in place of Dr. S. A. Dave who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

6. “RESOLVED THAT Messrs Deloitte Haskins & Sells, Chartered Accountants, be and are hereby reappointed as auditors of the Corporation, to hold office as such from the conclusion of this Meeting until the conclusion of the next Annual General Meeting, on a remuneration of Rs. 60,00,000 (Rupees Sixty lacs only) plus applicable service tax and reimbursement of out-of-pocket expenses incurred by them for the purpose of audit of the Corporation’s accounts at the head office, all its branch offices in India and its branch offices at London and Singapore.” “RESOLVED FURTHER THAT pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, the Board of Directors of the Corporation be and is hereby authorised to appoint Messrs Deloitte Haskins & Sells, Chartered Accountants as Branch Auditors or any other person who may be qualified to act as such, in consultation with the auditors of the Corporation and to fix their remuneration, for the purpose of audit of any branch office(s) that may be opened abroad by the Corporation during the period until the conclusion of the next Annual General Meeting.”
						MGMT	Yes	For	For

7. “RESOLVED THAT pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, Messrs Pannell Kerr Forster, Chartered Accountants, be and are hereby reappointed as Branch Auditors of the Corporation for the purpose of audit of the accounts of the Corporation’s branch office at Dubai, to hold office as such from the conclusion of this Meeting until the conclusion of the next Annual General Meeting, on such terms and conditions and on such remuneration, as may be fixed by the Board of Directors of the Corporation, depending upon the nature and scope of their work.”
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

8. “RESOLVED THAT pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or reenactment thereof, approval of the Members of the Corporation be and is hereby accorded to the reappointment of Mr. Deepak S. Parekh as the Managing Director of the Corporation (designated as ‘Chairman’) with effect from March 1, 2009 up to the close of business hours on December 31, 2009, upon the terms and conditions including remuneration as set out in the draft agreement placed before this Meeting and initialed by the Vice-Chairman for the purpose of identification, which agreement is hereby specifically approved and sanctioned.
						MGMT	Yes	For	For

9. “RESOLVED THAT pursuant to the provisions of Sections 198, 309(4) and other applicable provisions, if any, of the Companies Act, 1956, the non whole time directors of the Corporation in addition to sitting fees being paid to them for attending the meetings of the Board of Directors of the Corporation (hereinafter referred to as the ‘Board’) and its committees, to be paid every year for a period of five years with effect from April 1, 2010, commission of an amount as may be determined by the Board from time to time, subject to an overall ceiling of 1% (one percent) of the net profits of the Corporation (to be computed in the manner referred to in Section 198(1) of the Companies Act, 1956), to be divided amongst them in such manner as the Board may, from time to time, determine.”
						MGMT	Yes	For	For
I T C LIMITED	ITC IN	B0JGGP5 IN	07/24/09	Kolkata	1. To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2009, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare a dividend for the financial year ended 31st March, 2009.	MGMT	No	DNA	DNA
					3. To elect Directors in place of those retiring by rotation.	MGMT	No	DNA	DNA

4. To appoint Auditors and to fix their remuneration. In this connection, to consider and, if thought fit, to pass the following resolution which will be proposed as a Special Resolution:- “Resolved that Messrs. Deloitte Haskins & Sells, Chartered Accountants, be and are hereby appointed as the Auditors of the Company to hold such office until the conclusion of the next Annual General Meeting to conduct the audit at a remuneration of Rs. 135,00,000/- payable in one or more installments plus service tax as applicable, and reimbursement of out-of-pocket expenses incurred.”
						MGMT	No	DNA	DNA

5. “Resolved that Mr. Anthony Ruys be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines.”
						MGMT	No	DNA	DNA
CESC LIMITED	CESC IN	6304728	07/24/09	Kolkata	1. To receive and consider the Profit & Loss Account for the year ended 31 March 2009, the Balance Sheet as at that date and the Reports of the Directors and the Auditors.	MGMT	No	DNA	DNA
					2. To declare Dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. B. M. Khaitan who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. B. K. Paul who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA

5. To appoint Auditors and to fix their remuneration and for the purpose to consider and, if thought fit, to pass with or without modification, the following Ordinary Resolution: “RESOLVED THAT the retiring Auditors, Messrs. Lovelock & Lewes, be and they are hereby reappointed Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company at a remuneration of Rs. 26,00,000/- payable in two equal installments plus service tax and reimbursement of out-of-pocket expenses”.
						MGMT	No	DNA	DNA

6. RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 to mortgaging and / or charging by the Board of Directors of the Company (“the Board”) of all the immovable and movable properties of the Company, wheresoever situate, present and future, in favour of ( a) Punjab and Sind Bank (PSB) for its term loan of Rs. 42 crore; and (b) Punjab National Bank (PNB), AXIS Bank Limited (AXIS), YES Bank Limited (YBL) for their respective shares of Rs. 25 crore, Rs. 15 crore and Rs. 15 crore in the working capital facilities extended to the Company by the consortium of Banks and Standard Chartered Bank (SCB) for its incremental share of Rs. 10 crore in the said working capital facilities to secure the said term loan and working capital facilities together with interests, charges, expenses, front-end fees and all other monies payable by the Company to PSB, PNB, AXIS, YBL and SCB (collectively referred to as “the said Lenders”) in terms of their respective letters of Sanction, Loan Agreements, Facility Agreements, Hypothecation Agreements, Joint Consortium Agreements or any other Agreement or any amendment thereto entered / to be entered into by the Company with all or any of the said Lenders so that the mortgage and / or charge may be created by the Company in their favour, either singly or collectively, in such form and subject to such prior charges or with such pari passu or subservient ranking of charges as may be decided by the Board in consultation with one or more of the said Lenders. AND FURTHER THAT the Board be and is hereby authorised to finalise and execute with all or any of the said Lenders all such deeds and documents for creating the aforesaid mortgage and / or charge and to do all such acts, deeds and things as may be deemed necessary for giving effect to the aforesaid Resolution.” The Register of Members of the Company at Kolkata will remain closed from 11 July 2009 to 24 July 2009, both days inclusive.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

PATEL ENGINEERING	PEC IN	B0388F1	07/31/09	Mumbai	1. To receive, consider, and adopt the Profit& Loss Accounts for the year ended 31st March 2009 and Balance Sheet as at that date, together with Report of the Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To declare a Dividend (final) on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Kannan, who retires by rotation and is eligible for reappointment,	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr.Pravin Patel, who retires by rotation and is eligible for reappointment.	MGMT	Yes	For	For
					5. To appoint Ms Vatsaraj & Co. as Auditors of the Company to hold office from the conclusion of this Annual General Meeting and to authorize the Board of Directors to fix their remuneration.	MGMT	Yes	For	For

6. “RESOLVED THAT Mr. S.Jambunathan, who was appointed as an additional director of the Company by the Board of Directors and who ceases to hold office under Section 260 of the Companies Act 1956, and in respect of whom the Company has received a notice under Section 257 in writing proposing his candidature for the office of Director, be and is hereby appointed as a director of the Company liable to retirement by rotation.”
						MGMT	Yes	For	For

7. “RESOLVED THAT Mr. Prlyavadan C. Purohit who was appointed as an additional director of the Company by the Board of Directors and who ceases to hold office under Section 260 of the Companies Act 1956, and in respect of whom the Company has received a notice under Section 257 in writing proposing his candidature for the office of Director, be and is hereby appointed as a director of the Company liable to retirement by rotation,”
						MGMT	Yes	For	For

8. “RESOLVED THAT pursuant to the provisions of Section 198, 269, 309, 311 read with Schedule XIII and other applicable provisions, if any, of the Companies Act 1956, including any statutory modification or re-enactment thereof, the approval of the Shareholders of the Company be and is hereby accorded to the terms of reappointment of Mr.Rupen Patel. as the Managing Director of the Company, with effect from September 01, 2009, for a period of five years (including remuneration to be paid in the event of loser inadequacy of profit in any financial year during the tenure of his appointment), with authority to the Board of Directors to fix his salary within such maximum limit as set out in the explanatory statement annexed hereto.”
						MGMT	Yes	For	For

9. “RESOLVED THAT pursuant to the provisions of Section 198, 269, 309 and other applicable provisions, if any, of the Companies Act 1956 (‘the Act”), as amended and re-enacted from time to time read with Schedule XIII of the Companies Act 1956, the Company hereby approves the terms of re-appointment of Ms.Sonal Patelas a Whole-time Director of the Company for the period from 1st day of September 2009 to 31st day of August 2012.” “RESOLVED FURTHER THAT in terms of Section 309(6) and any other applicable provisions of the Companies Act, 1956 (including any amendment and/or re-enactment thereof). approval of the Shareholders of the Company be and is hereby accorded to Ms. Sonal Patel a Whole-time Director, to draw and retain remuneration commission / benefits from the subsidiary(ies), associate(s) and JV(s) of the Company in respect of the services rendered by her to such subsidiary(ies), associate(s) and JV(s).” “RESOLVED FURTHER THAT Ms. Sonal Patel. Whole-time Director of the Company shall not be entitled to receive any remuneration and/or commission from the Company payable under Section 198 and 309 of the Companies Act, read with Section I of Part II of Schedule XIII.” “RESOLVED FURTHER THAT the Board of Directors or its Committee be and is hereby authorized to take such steps and do all such acts, deeds and things as may be necessary to give effect to the aforesaid resolution,”
						MGMT	Yes	For	For

10. “RESOLVED THAT pursuant to the provisions of Section 314(1 B) of the Companies Act 1956, the Company hereby accords its consent, subject to approval of the Central Government, to Mr. Shiraz Patel, a relative of Ms. Silloo Patel, Director of the Company, to hold/continue to hold office or place of profit at a monthly remuneration effective from the date as set out in the Explanatory Statement annexed hereto together with usual allowance and benefits amenities and facilities as per the rules of the Company within the same salary, scale or grade, with the authority to the Board of Directors or any of its Committee to sanction at its discretion increment within the grade as may be deemed fit and proper and in due course, promote to the next higher grade as the Board /Committee may deem fit and proper.” “RESOLVED FURTHER THAT the remuneration payable to Mr. Shiraz Patel as aforesaid will be subject to such modification as the Central Government may suggest or require which the Directors are hereby authorized to accept on behalf of the Company and which may be acceptable to Mr. Shiraz Patel and are not less favorable to the Company.”
						MGMT	Yes	For	For
RELIANCE CAPITAL LIMITED	RCFT IN	6101082	07/21/09	Mumbai	1. To consider and adopt the audited Balance Sheet .as at March 31. 2009. Profit and Loss Account for the year ended on that date and of the Board of Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To declare dividend on equity shares	MGMT	Yes	For	For
					3. To appoint a director in place of Shri C. P.Jain who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For

4. To appoint Auditors and to fix their remuneration and in this regard to consider and if thought fit. to pass with or without modifications(s); the following resolution as an Ordinary Resolution “RESOLVED THAT Ms. Chaturvedi &. Shah. Chartered Accountants and Ms. B S R&. Co. Chartered Accountants. ‘be are hereby appointed as the Statutory Auditors of the Company, to hold office from the conclusion this Annual General Meeting until the conclusion :of the next Annual General Meeting of the company, on such remuneration as may be fixed by the Board of Directors.”
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. “RESOLVED THAT pursuant to the provisions of Section 255 and other applicable provisions if any of the Companies Act, 1956 and such other approval(s) as may be necessary consent of the Company be and is hereby accorded to the appointment of Shri Anil Dhirubhai Ambani, as a Director not liable to retire by rotation.”
						MGMT	Yes	For	For

6. “RESOLVED THAT Shri P. N. Ghatalia, who was appointed as an Additional Director of the Company pursuant to Section 260 of the Companies Act. 1956 and Article 135 of the Articles of Association of the Company and who holds office up to the date of, this’ Annual General Meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act. , 1956 proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For
MARICO LIMITED	MRCO IN	B1S34K5 IN	07/23/09	Mumbai
1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2009 and the Profit and Loss Account of the Company for the year ended on that date together with the Reports of the Directors and the Auditors.
						MGMT	Yes	For	For
					2. To confirm interim dividends of Re. 0.30 and Re.0.355 per equity share of Re. 1 each, declared for the Financial Year ended March 31, 2009.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Bipin Shah who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Atul Choksey, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Anand Kripalu, who retires by rotation, and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					6. To re-appoint M/s. Price Waterhouse, Chartered Accountants, as Statutory Auditors and fix their remuneration for the financial year ending March 31, 2010.	MGMT	Yes	For	For
INDIABULLS FINANCIAL SERVICES LIMITED	IBULL IN	B02L7L0	07/18/09	New Delhi
I. “RESOLVED THAT pursuant to the provisions of Section 81(IA) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof) (“Companies Act”), the provisions of Chapter XIII-A ‘Guidelines for Qualified Institutions Placement’ of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as amended from time to time, (“SEBI Guidelines”), the listing agreements with each of the Stock Exchanges where the Company’s equity shares are listed (the “Listing Agreements”) and the provisions of the Foreign Exchange Management Act, 2000 (FEMA), Foreign Exchange Management (Transfer or Issue of Security by a Person Resident Outside India) Regulations, 2000, as amended from time to time, and such other statutes, notifications, circulars, rules and regulations as may be applicable and relevant, and the Memorandum and Articles of Association of the Company, and subject to such approvals, consents, permissions and sanctions, if any, of the Government of India (the “GOI”), the Reserve Bank of India (the “RBI”), the Foreign Investment Promotion Board (the “FIPB”), the Securities and Exchange Board of India (the “SEBI”), Stock Exchanges and any other appropriate authorities, institutions or bodies, as may be necessary, and subject to such conditions as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall be deemed to include any committee thereof, constituted or to be constituted), the Board be and is hereby authorised, in its absolute discretion, to create, offer, issue and allot, in one or more tranches, Equity Shares or Fully Convertible Debentures (FCDs) / Partly Convertible Debentures (PCDs) or any other securities (other than warrants), which are convertible into or exchangeable with the Equity Shares of the Company, at a later date (hereinafter collectively referred to as “Other Specified Securities” and together with Equity Shares referred to as the ‘Specified Securities’ within the meaning of the SEBI Guidelines) or any combination of Specified Securities as may be decided by the Board, for an amount up to USD 200 million (United States Dollars Two Hundred Million only) or its Indian Rupee equivalent, inclusive of such premium, as may be finalized by the Board, to Qualified Institutional Buyers (as deemed in the SEBI (Disclosure and Investor Protection) Guidelines, 2000 as amended from time to time) pursuant to a Qualified Institutions Placement, as provided under the SEBI Guidelines at such price being not less than the price determined in accordance with the pricing formula of the aforementioned SEBI Guidelines and such issue and allotment to be made on such terms and conditions as may be decided by the Board at the time of issue or allotment of the Specified Securities. RESOLVED FURTHER THAT the relevant date for the purpose of pricing of the Specified Securities proposed to be issued in accordance with the SEBI Guidelines, shall be the date of the meeting in which the Board (which expression includes any Committee
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

thereof constituted or to be constituted) decides to open the issue of the Specified Securities, subsequent to the receipt of shareholders’ approval in terms of Section 81(IA) and other applicable provisions, if any, of the Companies Act, 1956 and other applicable laws, regulations and guidelines in relation to the proposed issue of the Specified Securities, through a Qualified Institutions Placement in accordance with the SEBI Guidelines as mentioned in the Resolution above; RESOLVED FURTHER THAT: (i) the Specified Securities to be so created, offered, issued and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company; (ii) the Equity Shares proposed to be issued through the Qualified Institutions Placement in accordance with SEBI Guidelines or the Equity Shares that may be issued and allotted on conversion of the Other Specified Securities issued through a Qualified Institutions Placement as aforesaid shall rank pari passu with the then existing Equity Shares of the Company in all respects including dividend; and (iii) the number and/or conversion price in relation to Equity Shares that may be issued and allotted on conversion of Other Specified Securities that may be issued through a Qualified Institutions Placement in accordance with the SEBI Guidelines as mentioned above shall be appropriately adjusted for corporate actions such as bonus issue, rights issue, split and consolidation of share capital, merger, demerger, transfer of undertaking, sale of division or any such capital or corporate restructuring. RESOLVED FURTHER THAT without prejudice to the generality of the above, subject to applicable laws and subject to approval, consents, permissions, if any of any governmental body, authority or regulatory institution including any conditions as may be prescribed in granting such approval or permissions by such governmental authority or regulatory institution, the aforesaid Specified Securities may have such features and attributes or any terms or combination of terms that provide for the tradability and free transferability thereof in accordance with the prevailing practices in the capital markets including but not limited to the terms and conditions for .issue of additional Specified Securities and the Board subject to applicable laws, regulations and guidelines be and is hereby authorized in its absolute discretion in such manner as it may deem fit, to dispose of such Specified Securities that are not subscribed.

TRANSPORT CORPORATION OF INDIA LIMITED	TRPC IN	B1JMNW6	07/22/09	Hyderabad	1. To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2009, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare a dividend on equity shares for the financial year Ended March 31, 2009.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. K.S Mehta	MGMT	No	DNA	DNA
					4. To Appoint a director in place of Mr. O Swaminatha Reddy	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. M.P Sarawagi	MGMT	No	DNA	DNA
					6. To consider and point Statutory Auditors for the year 2009 M/s R.S Agarwala & Co Chartered Accountants	MGMT	No	DNA	DNA

7. “RESOLVED THAT Ms K.B. Chitrocar & Co., Chartered Accountants, Kathmandu, be and are hereby appointed as Branch Auditors for auditing the accounts of all the branches of the Company situated in Royal Kingdom of Nepal for the year 2009- 10 and to hold office till the conclusion of the Next Annual General Meeting at a remuneration to be fixed Directors of the Company.”
						MGMT	No	DNA	DNA

8. “RESOLVED THAT Ms. R. S. Agarwalo & Co., Chartered Accountants, Bangalore, be and are hereby appointed as Branch Auditors for auditing the accounts of the Company’s Seaways for the year 2009- 10 and to hold office till the conclusion of the Next Annual General Meeting at a remuneration to be fixed by the Board of Directors of the Company
						MGMT	No	DNA	DNA

9. Resolved That Mr. K Prabhakar who was appointed by the Board of Directors as Additional Director of the Company with effect, proposing his candidature for the office of Director of the Company be and is hereby appointed Director of the Company who will be liable to retire by rotation.
						MGMT	No	DNA	DNA

10. To the provisions of the Sections 198,269 and 309 read with Schedule XIII, and other applicable provisions, if any, of the Companies Act, 1956 and subject to approval of the Central Government, if required, the appointment of Mr. K. Prabhakar as Whole time Director of the appointed as such by the Board of Directors on 22nd October 2008 for a period of three years
						MGMT	No	DNA	DNA
MAHINDRA AND MAHINDRA LIMITED	MM IN	6100186 IN	07/30/09	Mumbai	1. To receive and adopt the audited Balance Sheet as at 31st March, 2009 and the” Profit and Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon.	MGMT	Yes	For	For
					2. To declare a dividend on Ordinary (Equity) Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Deepak S. Parekh who retires by rotation and, being eligible, offers himself for re-election.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Bharat Doshi who retires by rotation and, being eligible, offers himself for re-election.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Narayanan Vaghul who retires by rotation and, being eligible, offers himself for re-election.	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

6. “RESOLVED that pursuant to section 224 of the Companies Act, 1956, Messrs. Deloitte Haskins & Sells, Chartered Accountants, the retiring Auditors of the Company, be re-appointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting, until the conclusion of the next Annual General Meeting of the Company at a remuneration to be determined by the Board in addition to out of pocket expenses as may be incurred by them during the course of the Audit.”
						MGMT	Yes	For	For

7. RESOLVED that in accordance with the provisions of section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr. Arun Kanti Dasgupta who was appointed as a Director in the casual vacancy caused by the resignation of Mr. Thomas Mathew T. and who ceases to hold office as per the provisions of section 262 of the Companies Act, 1956 at the ensuing Annual General Meeting and in respect of whom the Company has received a Notice in writing proposing his candidature for the office of Director, be appointed a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For
					8. RESOLVED that in Super session of the Resolution passed by the Shareholders at the 57th Annual General Meeting of the Company held on 28th July, 2003	MGMT	Yes	For	For
RELIANCE INFRASTRUCTURE LIMITED	RELI IN	6099853	07/21/09	Mumbai	1. To consider and adopt the audited Balance Sheet as at March 31, 2009, the Profit and Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors’ thereon.	MGMT	Yes	For	For
					2. To declare dividend on equity shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Shri Satish Seth who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Shri S C Gupta who retires by rotation and being eligible offers himself for re-appointment,	MGMT	Yes	For	For
					5. To appoint a Director in place of Shri V R Galkar who retires by rotation and being eligible offers himself for re-appointment.	MGMT	Yes	For	For

6. “RESOLVED THAT Price Waterhouse, Chartered Accountants and Chaturvedi & Shah, Chartered Accountants, be and are hereby appointed as joint statutory auditors of the Company, to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting of the Company, on such remuneration as may be fixed by the board of directors.”
						MGMT	Yes	For	For
WIPRO LTD	WPRO IN	6206051 IN	07/21/09	Bangalore	1. Receive, consider and adopt the audited Balance Sheet as at March 31, 2009 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon	MGMT	No	DNA	DNA
					2. To declare a Final Dividend on equity shares.	MGMT	No	DNA	DNA
					3. Appoint a Director in place of Mr. B C Prabhakar, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. Appoint a Director in place of Mr. William Arthur Owens who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. Appoint a Director in place of Dr Jagdish N Sheth who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

6. RESOLVED that Ms. BSR & Co. be and is hereby reappointed as Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company at remuneration to be decided by the Auditors and Compliance Committee of the Board in consultation with the Auditors, which fee may be paid on a progressive billing basis to be agreed between the Auditor and Compliance Committee or such other officer of the Company as may be approved by the Board/Committee.
						MGMT	No	DNA	DNA

7. RESOLVED THAT pursuant to the resolutions passed under the provisions of Sections 269, 309, 311 and other applicable provisions, if any, of the Companies Act, 1956, approval of the members of the Company be and is hereby accorded to the re-appointment of Mr. Azim H. Premji as Chairman and Managing Director (designated as “Chairman”) of the Company with effect from July 31, 2009 until July 30, 2011 as well as the payment of salary, commission and perquisites (hereinafter referred to as “remuneration”), upon the terms and conditions of the said reappointment and/or agreement, in such manner as may be agreed to between the Board of Directors and Mr. Azim H. Premji, RESOLVED FURTHER that the remuneration payable to Mr. Azim H. Premji shall not exceed the overall ceiling of the total managerial remuneration as provided under Section 309 of the Companies Act, 1956 or such other limits as may be prescribed by the Government from time to time
						MGMT	No	DNA	DNA
CANARA BANK	CBK IN	6580012	07/21/09	Bangalore
1. To discuss, approve and adopt the Audited Balance Sheet of the Bank as at 31st March 2009, Profit & Loss account for the year ended 31st March 2009, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						MGMT	No	DNA	DNA
					2. To declare dividend for the financial year 2008-09.	MGMT	No	DNA	DNA

3. “RESOLVED THAT pursuant to the provisions of the Banking Companies (Acquisition and Transfer of Undertakings) Act, 1970 and the Canara Bank (Shares and Meetings) Regulations, 2000 and subject to the approvals, consents, sanctions, if any, of the Reserve Bank of India (“RBI”), the Government of India (“GOI”), the Securities and Exchange Board of India (“SEBI”), and / or any other authority as may be required in this regard and subject to such terms, conditions and modifications thereto as may be
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

prescribed by them in granting such approvals and which may be agreed to by the Board of Directors of the Bank and subject to the regulations / guidelines, if any, prescribed by the RBI, SEBI, and all other relevant authorities from time to time and subject to the Listing Agreements entered into with the Stock Exchanges where the equity shares of the Bank are listed, consent of the shareholders of the Bank be and is hereby accorded to the Board of Directors of the Bank (hereinafter called “the Board” which shall be deemed to include any Committee which the Board may have constituted or hereafter constitute to exercise its powers including the powers conferred by this Resolution) to offer, issue and allot (including with provision for reservation on firm allotment and/or competitive basis of such part of issue and for such categories of persons as may be permitted by the law then applicable) by way of an offer document/ prospectus or such other document, in India or abroad, such number of equity / preference shares / securities (in accordance with the guidelines framed by RBI, specifying the class of preference shares, the extent of issue of each class of such preference shares, whether perpetual or redeemable or irredeemable and the terms & conditions subject to which each class of preference shares may be issued) of the face value of Rs.10 each and in any case not exceeding 109 Crores (One Hundred and Nine crores Only) and aggregating to not more than Rs.1090 Crores (Rupees One Thousand and Ninety Crores) which together with the existing Paid-up Equity share capital of Rs410 crores amounts to Rs1500 crores, being the ceiling in the Authorised Capital of the Bank as per section 3 (2A) of the Banking Companies (Acquisition and Transfer of Undertakings) Act, 1970 or to the extent of enhanced Authorised Capital as per the Amendment (if any), that may be made to the Act in future, in such a way that the Central Government. shall at all times hold not less than 51% of the paid-up Equity capital of the Bank, whether at a discount or premium to the market price, in one or more tranches, including to one or more of the members, employees of the Bank, Indian nationals, Non-Resident Indians (“NRls”), Companies, private or public, investment institutions, Societies, Trusts, Research organizations, Qualified Institutional Buyers (“QIBs”) like Foreign Institutional Investors (“FIIs”), Banks, Financial Institutions, Indian Mutual Funds, Venture Capital Funds, Foreign Venture Capital Investors, State Industrial Development Corporations, Insurance Companies, Provident Funds, Pension Funds, Development Financial Institutions or other entities, authorities or any other category of investors which are authorized to invest in equity/preference shares/securities of the Bank as per extant regulations/guidelines or any combination of the above as may be deemed appropriate by the Bank.

TITAN INDUSTRIES LIMITED	TTAN IN	6139340	07/27/09	Hour	1) To receive and adopt the Director Report and Audited Profit and Loss Account for the year ended March 31,2009 and the Balance Sheet as at that date together with the report of the Auditors thereon.	MGMT	No	DNA	DNA
					2) To declare dividend on Equity Shares.	MGMT	No	DNA	DNA
					3) To appoint a Director in place of Mr. lshaat Hussain who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA
					4) To appoint a Director in place of Mr. Nihal Kaviratne, CBE who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA
					5) To appoint a Director in place of Ms. Vinita Bali who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA

6) To appoint a Director in the place of Mr. V Parthasarathy who was appointed as a Director by the Board of Directors in the casual vacancy caused by the resignation of Mr. S. Susai, with effect from October 20,2008 and whose term is up to the date of this Annual General Meeting under Section 262 of the Companies Act, 1956 read with Article 118 of the Articles of Association of the Company, and who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956 from a shareholder proposing his candidature for the office of Director.
						MGMT	No	DNA	DNA

7) To appoint a Director in the place of Mrs. Hema Ravichandar who was appointed as an Additional Director by the Board of Directors with effect from March 30,2009 and who holds office up to the date of this Annual General Meeting under Section 260 of the Companies Act, 1956 read with Article 117 of the Articles of Association of the Company, and who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956 from a shareholder proposing her candidature for the office of Director.
						MGMT	No	DNA	DNA

8) To appoint a Director in the place of Mr. R.Poornalingam who was appointed as an Additional Director by the Board of Directors with effect from March 30, 2009 and who holds office up to the date of this Annual General Meeting under Section 260 of the Companies Act, 1956 read with Article 117 of the Articles of Association of the Company, and who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956 from a shareholder proposing his candidature for the office of Director.
						MGMT	No	DNA	DNA

9) To appoint a Director in the place of Mrs. Anita Praveen who was appointed as an Additional Director by the Board of Directors with effect from June 1, 2009 and whose term is up to the date of this Annual General Meeting under Section 262 of the Companies Act, 1956 read with Article 118 of the Articles of Association of the Company, and who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956 from a shareholder proposing her candidature for the office of Director.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

10) “RESOLVED that M/s. Deloitte Haskins & Sells be and hereby are appointed as Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting, to audit the Accounts of the Company for the financial year 2009-1 0, including audit of Cash Flow Statements, on a remuneration to be mutually decided upon between the Board of Directors of the Company and the Statutory Auditors.”
						MGMT	No	DNA	DNA
GVK POWER AND INFRASTRUCTURE LIMITED	GVKP IN	B0XXJX1	07/28/09	Hyderabad	1. To receive, consider and adopt the Balance Sheet as at March 31,2009 and the Profit and Loss Account for the year ended on that date and the Report of the Directors and the Auditors thereon.	MGMT	No	DNA	DNA
					2. To appoint a Director in place of Mr. Ch. G Krishna Murthy, who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Sanjay Narayen, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

4. To appoint Mis. S R Batliboi & Associates, Chartered Accountants, Hyderabad, the retiring auditors, as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of next Annual General Meeting on such remuneration as may be determined by the Board.
						MGMT	No	DNA	DNA

5. “RESOLVED THAT pursuant to the provisions of sections 198, 269, 309, 310, 316, Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactment thereof that may hereafter be made by the Central Government) and subject to approval of the Central Government, if any, and based on the recommendations of the Remuneration Committee and the Board of Directors of the Company, approval of the Shareholders be and is hereby accorded for the re-appointment of Dr. G V Krishna Reddy as Chairman & Managing Director of the Company for a further period of 5 (Five) years with effect from 14th October, 2008
						MGMT	No	DNA	DNA
PUNJAB NATIONAL BANK	PNB IN	6526759	07/29/09	New Delhi
1, To discuss, approve and adopt the Audited Balance Sheet of the Bank as at 31.03.2009, Profit and Loss Account of the Bank for the year ended 31st March 2009, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						MGMT	No	DNA	DNA
					2. To declare Annual Dividend on Equity Shares for the Financial Year 2008-09.	MGMT	No	DNA	DNA
GRASIM INDUSTRIES LIMITED	GRASIM IN	6099927 IN	08/08/09	Nagda
1. To receive consider and adopt the audited Balance Sheet as at 31st March 2009 and the Profit and Loss Account (other year ended 31st March, 2009 and the Reports of the Directors and the Auditors of the Company.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity Shares for the year ended 31st March, 2009.	MGMT	No	DNA	DNA
					3. To appoint a Director place of Mr. R.C. Bhargava; who retires office by rotation, and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mrs. Rajashree Birla, who retires from office by rotation, and being eligible, offers herself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Cyril Shroff, who retires from office by rotation, and being eligible; offers herself for re-appointment.	MGMT	No	DNA	DNA

6. “Resolved that MIs G.P.Kapadia & Co., Chartered Accountants, Mumbai and MIs Deloitte Haskitls& Sells, Chartered Accountants, Mumbai be and are hereby (1) appointed as the Joint Statutory Auditors of the Company under Section 224 and other applicable provisions, if any, of the Companies Act, 1956 to hold office as such from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company, at a remuneration of Rs.80,00,000 (Rupees Eighty lacs only), to be shared by them in such proportion as maybe decided by the Audit Committee of the Board of Directors of the Company, plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be incurred in the performance of their duties.” B. “RESOLVED that pursuant to the provisions of Section 228 and other applicable. provisions, if any, of the Companies Act 1956, MIs Vidyarthi& Sons, Chartered Accountants, Gwalior be and are hereby re-appointed as Branch Auditors of the Company, to audit the Accounts in respect of the Company’s Vikram Woollens Division, to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company at a remuneration of Rs.75,000 (Rupees Seventy five thousand only) plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be incurred in the performance of their duties.
						MGMT	No	DNA	DNA

7. To appoint Mr. A.K. Dasgupta (who was appointed as an Additional Director by the Board of Directors pursuant to Article 129 of the Company’s Articles of Association and who holds office under the said Article and Section 260 of the Companies Act, 1956 only up to the date of this meeting, and in respect of whom the Company has received a notice in writing along with a deposit of Rs.500/- under Section 257 of the said Act, from a member signifying his intention to propose Mr. A.K. Dasgupta as a candidate for the office of Director) as a Director fit, to pass the following resolution as an Ordinary Resolution: “RESOLVED that pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr. A.K. Dasgupta be and is hereby elected and appointed as a Director of the Company liable to retire by rotation.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

8. To appoint Mr. D.D. Rathi (who was appointed as an Additional Director by the Board of Directors pursuant to Article 129 of the Company’s Articles of Association and who holds office under the said Article and Section 260 of the Companies Act, 1956 only up to the date of this meeting, and in respect of whom the Company has received a notice in writing along with a deposit of Rs.500/- under Section 257 of the said Act, from a member signifying his intention to propose Mr. D.D. Rathi as a candidate for the office of Director) as Director of the Company and to consider and, if thought fit, to pass the following resolution as an Ordinary Resolution:
						MGMT	No	DNA	DNA

“RESOLVED that pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956, Mr. D.o. Rathi be and is hereby elected and appointed as a Director of the Company liable to retire by rotation.”

INDIAN HOTEL COMPANY LIMITED	IH IN	B1FRT61	08/03/09	Mumbai
1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2009 and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2 To declare a dividend on ordinary shares.	MGMT	Yes	For	For
					3. To appoint a Director in the place of Mr. R. N. Tata who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in the place of Mr. N. A. Soonawala who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in the place of Mr. Deepak Parekh who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For

6. To appoint a Director in place of Ms. Amavaz Aga who was appointed as an Additional Director of the Company with effect from November 7, 2008, by the Board of Directors and who holds office up to the date of the forthcoming Annual General Meeting of the Company under Section 260 of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a Member proposing her candidature, for the office of the Director of the Company.
						MGMT	Yes	For	For

7. To appoint a Director in place of Mr. Nadir Godrej who was appointed as an Additional Director of the Company with effect from November 7, 2008 by the Board of Directors and who holds office up to the date of the forthcoming Annual General Meeting, of the Company under Section 260 of the Companies Act, 1956 (the Act) but who is eligible for appointment and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a Member proposing his candidature, for the office of the Director of the Company.
						MGMT	Yes	For	For

8. “RESOLVED THAT pursuant to the provisions of Section 224A and other applicable provisions, if any, of the Companies Act, 1956, MIs Deloitte Haskins & Sells, Chartered Accountants, and MIs. N. M. Raiji & Company, Chartered Accountants, be and are hereby re-appointed as Joint Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company, to examine and audit the Books of Account of the Company for the financial year 2009-10 on such remuneration as may be mutually agreed upon between the Board of Directors of the Company and the Auditors, plus reimbursement of service tax, out-of-pocket and traveling expenses actually incurred by them in connection with the audit.”
						MGMT	Yes	For	For

9. RESOLVED THAT the provisions of Section 309 and other applicable provisions, if any, of the Companies Act, 1956, a sum not exceeding 1% per annum of the net profits of the Company calculated in accordance with the provisions of Sections 198, 349 and 350 of the Act, be paid to and distributed amongst the Directors of the Company or some or any of them other than the Managing Director and the Whole-time Director(s in such amounts or proportions and in such a manner as may be directed by the Board of Directors of the Company and such payments shall be made in respect of the profits of the Company for each year of the period of five years commencing 1st April, 2009.”
						MGMT	Yes	For	For
PUNJ LLOYD LIMITED	PUNJ IN	B1VJSG4 IN	07/28/09	New Delhi
1) To receive, consider and adopt the audited Balance Sheet as at 31 March 2009 and the Profit & Loss Account for the financial year ended as on that date along with Auditors and Directors Report thereon.
						MGMT	No	DNA	DNA
					2) To declare dividend	MGMT	No	DNA	DNA
					3) To consider and if thought fit, to appoint a Director in place of Mr. Pawan Kumar Gupta who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					4) To consider and if thought fit, to appoint a Director in place of Mr. Rajan Jetley who retires by rotation and has not offered himself for reappointment.	MGMT	No	DNA	DNA

5) “RESOLVED that MIs. R. Batliboi & Co., Chartered Accountants, be and are hereby reappointed as Auditors of the Company to hold office until the conclusion of next Annual General Meeting at a remuneration to be fixed by the Board of Directors or any Committee thereof.”
						MGMT	No	DNA	DNA

6) “ “RESOLVED that pursuant to the provisions of Section 2l7 of the Companies Act, 1956, and all other applicable provisions, if any, Mr. Phlroz Vandrevala, who was appointed as additional director pursuant to section 260 Companies Act, 1956, be and is hereby appointed as Director of the Company, whose position of office shall be liable to determination by retirement of Directors by rotation.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

7) “RESOLVED that pursuant to the provisions of sections 198,289,309,310,311 (Other applicable provisions, if any, of the Companies Act, 1968 read with Schedule XIII, or such other approvals as maybe required In this regard, Mr. Vlmel Kishore Kaushlk be and Is hereby re-appointed as the Managing Director of the Company with effect from 1 November 2008 for a period of five years or attaining the age of superannuation whichever Is earlier, not liable to retire by rotation.
						MGMT	No	DNA	DNA

8) “RESOLVED that pursuant to Section 94 and other applicable provisions, if any, of the Companies Act, 1956, the Authorised Share Capital of the Company be and Is hereby increased by adding thereto 10,00,00,000 (Ten Crore) Equity Shares of Rs. 2/- each and the existing clause V of the Memorandum of Association of the Company be and Is hereby substituted as follows :- The Authorised Share Capital of the Company is Rs. 100,00,00,000/- (Rupees One Hundred Crores Only) divided into 45,00,00,000 (Forty Five Crores) Equity Shares of Rs. 2 each and 1,00,00,000 (One Crore) preference shares of Rs.101- (Rupees Ten) each.
						MGMT	No	DNA	DNA

9) “RESOLVED that In accordance with Section 81(1A) and all other applicable provisions, If any, of the Companies Act, 1956 (Including any statutory modification or reenactment thereof for the time being In force), as also provisions of Securities and Exchange Board of India (Disclosure & Investor Protection) Guidelines, 2000, as amended the provisions of the Foreign Exchange Management Act, 1999, as amended, and rules and regulations, Including the Foreign Exchange Management (Transfer and Issue of Securities by a Person Resident outside India) Regulation, 2000, If applicable, any other applicable law or laws, rules and regulations (Including any amendment thereto or re-enactment thereof for the time being In force) and enabling provisions In the Memorandum and Articles of Association of the Company and Listing Agreements, entered Into by the Company with the Stock Exchanges where the shares of the Company are listed and subject to the approval of, if applicable, including but not limited to, Government of India, Reserve Bank of India, Securities and Exchange Board of India and/or all other authorities, Institutions or bodies, within or outside India, (hereinafter collectively referred to as appropriate authorities) and subject to such conditions as may be prescribed by any of them while granting such approval (hereinafter referred to as requisite approvals), the Company do create, offer, Issue and allot in one or more tranche(es), in the course of domestic or international offerings or qualified Institutional placements, with or without an over allotment/green shoe option, In one or more foreign markets or domestic markets, to domestic institutions, foreign Institutions, non-resident Indians, Indian public companies, corporate bodies, mutual funds, banks, Insurance companies, pension funds, Individuals, qualified Institutional buyers or other persons or entities, whether shareholders of the Company or not, through a public Issue within the and/or on a private placement basis and/or qualified institutional placement within the meaning of Chapter XIIIA of the SEBI Guidelines and/or preferential issue within the meaning of chapter XIII of the SEBI Guidelines and/or any other kind of public Issue and/or private placement, with or without an over allotment/green shoe option, equity shares, preference shares, secured or unsecured debentures, bonds, warrants or any other securities whether convertible into equity shares or not, Including, but not limited to, Mandatory Convertible Preference Shares (“MCPS”) and or Foreign Currency Convertible Bonds ( “FCCBs” ) and or Non Convertible Debentures (“NCDs”) with or without attached share warrants which are convertible Into or exchangeable with equity shares and or Partly Convertible Debentures (“PCDs”) and or Optionally Convertible Debentures (“OCDs”) and or Fully Convertible Debentures (“FCDs”) and or Bonds with share warrants attached which are partly or fully, mandatory or optionally, convertible Into or exchangeable with equity shares and or Global Depositary Receipts (“GDRs”) and or American Depositary Receipts (“ADRs”) or any other equity related Instrument of the Company or a combination of the foregoing including but not limited to a combination of equity shares with Bonds and/or any other securities whether convertible Into equity shares or not as may be premed by law (hereinafter referred to as “securities”), whether secured or unsecured, to be listed on any stock exchange In India or any stock exchange outside India If required, through an offer document and/or prospectus and/or offer letter, and/or offering circular, and/or on public and/or private or preferential basis, whether rupee-denominated or denominated In any foreign currency, provided that the aggregate of the premium, If any, shall not exceed Rs. 1500,00,00,000 (Rupees One Thousand Five Hundred Crores).
						MGMT	No	DNA	DNA
RELIANCE POWER LIMITED	RPWR IN	B2NP5J9	7/28/2009	Mumbai	1. To adopt the audited Balance Sheet as of March 31st 2009	MGMT	Yes	For	For
					2. To appoint a Director in place of Shri S Rao	MGMT	Yes	For	For
					3. To appoint a Director in place of Shri L Bajaj	MGMT	Yes	For	For
					4. To pass the following Resolutions: Resolved That Price Waterhouse Coopers are hereby appointed as statutory auditors of the Company	MGMT	Yes	For	For

5. To amend the Articles of Association by inserting Clause 87 after Clause 86 with the following “the Company shall continue to hold equity stake in Suzen Power Limited and Chitiangi power Private Ltd such that the two remain subsidiaries of the company
						MGMT	Yes	For	For
RELIANCE NATURAL RESOURCES LIMITED	RNR IN	B0WNLT2	7/28/2009	Mumbai	1. To consider and adopt the audited Balance Sheet as at March 31, 2009, the Profit and Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors’ thereon.	MGMT	Yes	For	For
					2 To appoint a director in place of Dr Akhil Dholakia who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

3. “RESOLVED THAT Pathak H D & Associates, Chartered Accountants, be and are hereby appointed as auditors of the Company, to hold office conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company, on such remuneration as may be fixed by the, Board of Directors.
						MGMT	Yes	For	For

4. “RESOLVED THAT pursuant to of Sections 16, 94 and all other applicable provisions, if any, of the Companies Act, 1,956 (any statutory modification or re-enactment thereof for the time being in force), the Share Capital of the Company of Rs 1500,00,00,000 (Rupees one thousand five hundred crore), divided into 20 ,00,00,000 equity shares of Rs 1 (Rupees five) each and 100,00,00,000 (one hundred) shares of Rs 5 (Rupees five) each be and is hereby increased to Rs 2000,00,00,000 (Rupees two thousand crore) divided into 300,00,00,000 (three hundred crore) equity shares of Rs 5 .(Rupees five) each and 100,00,00,000 (one hundred crore) unclassified shares of Rs 5 (Rupees five) each with the power to the Board to decide on the extent of variation in such rights and re-classify time to time such shares.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT the Memorandum of Association the Company be and is hereby altered by substituting the clause V thereof by the following clause V: The Authorised Share Capital of the Company is Rs 2000,00,00,000 (Rupees two thousand crore) 300,00,00,000 equity shares of Rs 5 (Rupees five each and 100,00,00,000 (one hundred crore), unclassified shares of Rs 5 (Rupees five) each with the power to the Board to increase to reduce the capital of the Company and/or the nominal value of the shares and to divide the shares in the capital for the time being into several classes and to attach thereto respectively such preferential, deferred, qualified or, privileges or conditions with or without voting rights, as may be determined by or in accordance with the Articles of Association of the Company or as may be decided by the Board of Directors or the Company in General Meeting, as applicable, in conformity with the provisions of the Act and to vary, modify, amalgamate or abrogate any such rights, privileges or conditions and to consolidate or sub-divide the shares and to issue shares of higher or lower denominations in such manner as may for the time being be provided by the articles of Association of the Company.’

5. “RESOLVED THAT pursuant to the provisions of Section 31 and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force), the existing Articles of Association of the Company be and is hereby altered by substituting the existing Article 3 with the following Article: 3. The Authorised Share Capital of the Company shall be as per clause V of the Memorandum of Association of the Company, with the power to the Board to increase or reduce the capital of the Company and/or the nominal value of the shares and to divide the shares in the capital for the time being into societal classes and to attach thereto respectively such preferential, deferred, qualified or special rights, privileges or conditions with or without voting as may be determined by or in accordance with the Articles of Association of the Company or as may be decided by the Board of Directors of the Company in General Meeting, as applicable, in conformity with the provisions of the Act and to vary, modify, amalgamate or abrogate any such rights, privileges or conditions and to consolidate or sub-divide the shares and to issue shares of higher or lower denominations in such manner as may be, the time being be provided by the Articles of Association of the Company. RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board of Directors of the Company be and is hereby authorised to take all such steps and actions and such directions as may be in its absolute discretion deem necessary and to settle any question that may in this regard.”
						MGMT	Yes	For	For
THERMAX LIMITED	TMX IN	B10SSP1 IN	7/21/2009	Pune
1. To receive, consider and adopt the audited Profit and Loss Account for the financial year ended on March 31, 2009, the Balance Sheet as at that date together with the reports of the Board of Directors and Auditors, thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. Manu Seth, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Dr. Valentin A.H. von Massow, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

5. To appoint B.K. Khare & Co., Chartered Accountants, as Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting up to the conclusion of the next Annual General Meeting and to authorise the Audit Committee of the Board of Directors to fix their remuneration.
						MGMT	No	DNA	DNA
NAGARJUNA CONSTRUCTION CO LTD	NJCC IN	B0FXGP0	7/30/2009	Hyderabad
1. To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2009, the Profit & Loss Account for the year ended on that date together with the Reports of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Sri R V Shastri, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Sri J V Ranga Raju, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Sri N R Alluri, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

6. “RESOLVED THAT MIs. M Bhaskara Rao & Co., Chartered Accountants and M/s.Deloitte Haskins and Sells, Chartered Accountants, the retiring Joint Statutory Auditors of the Company, be and are hereby re-appointed as the Joint Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at such remuneration as may be determined by the Board of Directors of the Company”.
						MGMT	No	DNA	DNA

7. “RESOLVED THAT notice of intention to propose Sri A J Jaganathan for appointment as a Director having been received from a member under Section 257 of the Companies Act, 1956, Sri AJ Jaganathan, who was appointed as an Additional Director of the Company and who holds office up to the date of this Annual General Meeting pursuant to-“Section 260 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company liable to retire by rotation”.
						MGMT	No	DNA	DNA

8. RESOLVED THAT in pursuance of the provisions of Sections 198,269,309,310,311,314 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof, for the time being in force), read with Schedule XIII to the Act and subject to such other approvals, consents as may be required, the consent of the Members of the Company be and is hereby accorded for the re-appointment of Sri A S N Raju, as a Whole time Director of the Company for a period of 5 (five) years with effect from May 01, 2009
						MGMT	No	DNA	DNA

9. “RESOLVED THAT in pursuance of the provisions of Sections 198, 269, 309, 310, 311, 314 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification (s) or re-enactment thereof, for the time being in force), read with Schedule XIII to the Act and subject to such other approvals, consents as may be required, the consent of the Members of the Company be and is hereby accorded for the re-appointment of Sri R N Raju, as a Whole time Director of the Company for a period of 5 (five) years with effect from May 01,2009, on the terms & conditions of remuneration as set out in the Explanatory Statement annexed to the notice convening the meeting with liberty to the Board of Directors (hereinafter referred to as ‘the Board” which term shall be deemed to include the HR & Compensation Committee constituted by the Board) to alter and vary the terms & conditions of the said appointment and / or the remuneration, subject to the same not exceeding the limits specified in Schedule XIII to the Companies Act, 1956, including any statutory modification or re-enactment thereof for the time being in force or as may hereafter be made by the’ Central Government in that behalf from time to time, or any amendments thereto”.
						MGMT	No	DNA	DNA

“RESOLVED FURTHER THAT in pursuance of the provisions of Section 198(4) and other applicable provisions, if any, of the Companies Act, 1956, Sri R N Raju Whole time Director, may be paid the above mentioned remuneration as minimum remuneration in the event of absence or inadequacy of profits in any financial year during his term of office as Whole time Director, in accordance with the provisions of Schedule XIII to the Companies Act, 1956”.

10. (a) “RESOLVED THAT pursuant to Section 81(1A) and other applicable provisions if any of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) and enabling provisions of the Articles of Association of the Company, the Listing Agreements entered into with the Stock Exchanges and subject to the provisions of Chapter XIIIA of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as amended (“SEBI DIP Guidelines”), the provisions of the Foreign Exchange Management Act, 1999 and the Foreign Exchange Management (Transfer or issue of security by a Person Resident Outside India) Regulations, 2000, as amended, applicable rules, regulations, guidelines or laws and/or any approval, consent, permission or sanction of the Central Government, Reserve Bank of India any other appropriate authority(s) institution(s) or body(s ) (hereinafter collectively referred to as the “appropriate authorities”), and subject to such conditions as may be prescribed by anyone of them while granting any such approval, consent, permission, and / or sanction (hereinafter referred to as the “requisite approvals”), which may be agreed to by the Board of Directors of the Company (hereinafter called the “Board” which term shall be deemed to include the Executive Committee of the Board of Directors of the Company or any Committee which the Board may have constituted or hereinafter constitute to exercise its powers including the power conferred by this resolution), the Board be and is hereby authorised to issue, offer and allot equity shares/ fully convertible debentures/ partly convertible debentures / non convertible debentures with warrants/ any other Securities (other than warrants), which are convertible into or exchangeable with equity shares on such date as may be determined by the Board but not later than 60 months from the date of allotment (collectively referred to as “QIP Securities /Securities”), to the Qualified Institutional Buyers (QIBs) as per the SEBI DIP Guidelines, on the basis of placement document(s), at such time or times in one or more tranche or tranches, at par or at such price or prices, and on such terms and conditions and in such manner as the Board may, in its absolute discretion determine, in consultation with the Lead Managers, Advisors or other intermediaries, subject however to the condition that amount so raised by the issue of QIP Securities shall not exceed in the aggregate a sum of Rs.550 crores (Rupees Five hundred and fifty crores) including a greenshoe option of Rs. 50 Crores to QIBs as per the pricing formula stipulated under the said SEBI DIP Guidelines.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

LUPIN LTD	LPC IN	6143761	7/29/2009	Mumbai	1. To receive, consider, approve and adopt the audited Balance Sheet as at March 31, 2009, Profit and Loss Account for the year ended on that date and reports of Directors and Auditors.	MGMT	Yes	For	For
					2. To declare dividend for the year ended March 31, 2009.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Sunil Nair, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Ms. Vinita Gupta, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					5. To appoint auditors to hold office from the conclusion of the Twenty Seventh Annual General Meeting till the conclusion of the next Annual General Meeting and to fix their remuneration.	MGMT	Yes	For	For
					6.“RESOLVED THAT Mr. Nilesh Gupta, who holds office up to the date of this meeting, be and is hereby appointed a Director of the Company.”	MGMT	Yes	For	For

7. “RESOLVED THAT pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification or re-enactment thereof for the time being in force), and subject to such approvals as may be necessary, the Articles of Association of the Company (Articles) be and are hereby altered as follows:- 1. Article 2 of the existing Articles shall be substituted with the following: — 2. (a) The marginal notes hereto shall not affect the construction hereof. In Interpretation these presents, unless there be something in the subject or context inconsistent therewith
						MGMT	Yes	For	For

8. “RESOLVED THAT in addition to all previous resolutions passed in this behalf, consent and approval of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 for mortgaging and/or charging by the Board of Directors (hereinafter referred to as “the Board” which term shall include any Committee thereof for the time being exercising the powers conferred on the Board by this resolution) of all the immovable and/or movable properties of the Company, wheresoever situate, both present and future and/or the whole or substantially the whole of the undertaking(s) of the Company to or in favour of any public or private financial institutions, banks, mutual funds, bodies corporate or any other person whomsoever participating in extending financial assistance, to secure any term loans, working capital facilities, debentures or any other type of financial assistance, not exceeding Rs.5000 million (Rupees five thousand million only) lent and advanced to be lent and advanced by them, together with interest, compound interest, additional interest, liquidated damages, premium on prepayment or on redemption, costs, charges or expenses or monies payable by the Company to them under loan agreements letters of sanction/debenture trust deed, etc.
						MGMT	Yes	For	For
TATA POWER COMPANY LIMITED	TPWR IN	6124335 IN	8/6/2009	Mumbai
1. To receive, consider and adopt the Audited profit and Loss Account for the year ended 31st March, 2009 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To declare a dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. R N Tata, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Dr it S Vachha, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. R K Misra, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					6. To appoint Auditors and fix their remuneration.	MGMT	Yes	For	For
					7. Appointment of Mr. A K Basu as Director	MGMT	Yes	For	For

8. Appointment of Branch Auditors “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 (the Act), Hoda Vasi Chowdhury & Co., Bangladesh, the retiring Branch Auditors of the Bangladesh Branch of the Company, be and are hereby re-appointed as the Branch Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company and to examine and audit the books of account of the Branch Office of the Company located at Bangladesh for the financial year 2009-10 on such remuneration as may be mutually agreed upon between the Board of Directors of the Company and the Branch Auditors plus reimbursement of service tax, traveling and out-of-pocket expenses.
						MGMT	Yes	For	For
ASHOK LEYLAND LTD	AL IN	B01NFT1	7/28/2009	Chennai	1. To receive, consider and adopt the Profit and Loss Account for the year ended March 31,2009, the Balance Sheet as at that date and the Reports of Directors and Auditors attached thereto.	MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA

3. To appoint a Director in the place of Mr. R J Shahaney who retires by rotation under Article 106 of the Articles of Association of the Company and who, being eligible, offers himself for re-appointment.
						MGMT	No	DNA	DNA

4. To appoint a Director in the place of Mr. Shardul S Shroff who retires by rotation under Article 106 of the Articles. of Association of the Company and who, being eligible, offers himself for re-appointment.
						MGMT	No	DNA	DNA

5. To appoint a Director in the place of Mr. Ramachandran R Nair who retires by rotation under Article 106 of the Articles of Association of the Company and who, being eligible, offers himself for re-appointment.
						MGMT	No	DNA	DNA

6. To appoint a Director in the place of Dr V Sumantran who retires by rotation under Article 106 of the Articles of Association of the Company and who, being eligible, offers himself for re-appointment
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

7. To appoint Auditors and fix their remuneration. The retiring Auditors M S Krishnaswami & Rajan, Chartered Accountants, and Messrs Deloitte Haskins & Sells, Chartered Accountants are eligible for re-appointment. To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: RESOLVED THAT Messrs M S Krishnaswami & Rajan, Chartered Accountants, and Messrs Deloitte Haskins & Sells, Chartered Accountants be and are hereby appointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting on a remuneration of Rs.15 lakhs (Rupees fifteen lakhs only) each, in addition to reimbursement of out-of-pocket expenses..
						MGMT	No	DNA	DNA

8. To raise long term resources. RESOLVED THAT in accordance with the provisions of Section 81 and other applicable provisions, if any, of the Companies Act 1956, in terms of the provisions of SEBI Act, FEMA and Rules and Regulations made there under, and any other laws for the time being in force, and subject to such consents and approvals as may be necessary, and subject to such conditions and modifications as may be considered necessary by the Board of Directors (hereinafter referred to as “Board”, which term shall be deemed to include any Committee of the Board of Directors constituted for this purpose, to exercise the powers conferred on the Board by this resolution) or as may be prescribed or made, in granting such consents and approvals agreed to by the Board, the consent of the Company be and is hereby accorded to offer, issue and allot in one or more tranches, either in the course of international offerings or otherwise, to foreign Institutions, foreign investors collaborators, non-resident Indians, corporate bodies, mutual funds, banks, insurance companies, pension funds or others wherever located, whether shareholders of the Company or not, through a Rights Public issue and/or on a private placement basis, equity shares and/or equity shares in the form of Global Depository Receipts (GDRs), and/or securities convertible into equity shares and/or securities linked to equity shares and/or securities with or without detachable share warrants, and/or Foreign Currency Convertible Notes (FCCNs) and/or Bonds with Share Warrants attached and/or such other hybrid other securities, as may be available (hereinafter collectively referred to as “Securities”), secured or unsecured, so however, that the total amount raised through the aforesaid Securities should not exceed Rs. 750 crores (Rupees Seven hundred and fifty crores only), of incremental funds for the Company.
						MGMT	No	DNA	DNA

9. To increase Authorised Share Capital. RESOLVED that the Authorised Share Capital of the Company be increased from Rs. 150,00,00,000 (Rupees one hundred fifty crores only) to Rs. 200,00,00,000 (Rupees two hundred crores only) by the creation of 50,00,00,000 Equity Shares of Rs. 11- each ranking in all respects pari passu with the existing equity shares. RESOLVED FURTHER THAT the Company’s Memorandum of Association be and is hereby altered by substituting the following to the present clause V thereof: “V. The Capital of the Company is Rs.200,00,00,000 (Rupees two hundred crores only) divided into 200,00,00,000 shares of Rs.1I- each.”
						MGMT	No	DNA	DNA

10. To alter the Article of Association. RESOLVED THAT Regulation 3 of Articles of Association be and is hereby altered as follows: 3. The Capital of the Company’s Rs.200,00,00,000 (Rupees two hundred crores only) divided into 200,00,00,000 equity shares of Rs.11- each.
						MGMT	No	DNA	DNA
TATA CHEMICALS LIMITED	TTCH IN	6101167	7/30/2009	Mumbai
1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2009 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To declare a dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. R Gopalkrishnan, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Nasser Munjee, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Dr Yoginder K Alagh, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					6. To appoint Auditors and fix their remuneration.	MGMT	Yes	For	For
					8. Appointment of Mr. Eknath A. Kshisagar as Director	MGMT	Yes	For	For
					9. Appointment of Mr. R Mukundan as Director	MGMT	Yes	For	For
					10. Appointment of Mr. R Mukundan as Execution/Managing Director	MGMT	Yes	For	For
					11. APPOINTMENT OF MR. KAPIL MEHAN AS A DIRECTOR	MGMT	Yes	For	For
					12. APPOINTMENT OF MR. KAPIL IIIEHAN AS AN EXECUTIVE DIRECTOR	MGMT	Yes	For	For
					13. APPOINTMENT OF MR. P. K. GHOSE AS A DIRECTOR	MGMT	Yes	For	For
					14. APPOINTMENT OF MR. P. K. GHOSE AS AN EXECUTIVE DIRECTOR	MGMT	Yes	For	For
CAIRN INDIA LIMITED	CAIR IN	B1G2NN0	8/18/2009	Mumbai
1. To receive, consider and adopt the audited Balance Sheet as at 31 March 2009 and the Profit and Loss Account of the Company for the period ended on that date together with the reports of the Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To appoint a Director in place of Mr. Aman Mehta, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					3. To appoint a Director in place of Dr Omkar Goswami, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

4. To appoint M/s. S. R. Batliboi & Associates, Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	No	DNA	DNA

5. ‘RESOLVED THAT Ms Jann Brown who was appointed as an additional Director of the Company by the Board of Directors with effect from 19 December 2008, under Section 260 of the Companies Act, 1956 (the Act) and holds office up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a member proposing her candidature for the office of Director, be and is hereby appointed as a Director of the Company, whose term of office shall not be liable to retirement by rotation.”
						MGMT	No	DNA	DNA

6. ‘RESOLVED THAT Mr. Edward T. Story who was appointed as an additional Director of the Company by the Board of Directors with effect from 18 March 2009 under Section 260 of the Companies Act, 1956 (the Act) and holds office up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Act from a member proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, whose term of office shall be liable by retirement by rotation.”
						MGMT	No	DNA	DNA

7. ‘RESOLVED THAT pursuant to the provisions of Section 61 of Companies Act, 1956 and other applicable provisions of the laws, rules and regulations for the time being in force, the consent of the Members be and is hereby accorded to the Board of Directors of the Company for making changes in the terms of the Prospectus dated 22 December 2006 (the “Prospectus”) filed by the Company with the Registrar of Companies, Maharashtra, Mumbai to enable transfer of the unutilized balance of Rupees 4,449 million inter-se to the object category of “Development” from other object categories as under :
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT the Board of Directors or a Committee thereof be and is hereby authorised to invest the funds, pending utilization for the purpose as described in the Prospectus, in principal protected funds, derivative linked debt instruments, other fixed and variable instruments, index based debt instruments, rated and unrated debentures and bonds and any other interest bearing instruments over and above instruments as stated in the Prospectus including deleting, adding, amending or in any way varying the terms of any object(s) specified in the prospectus.”

UNITECH LIMITED	UT IN	B17MRV5	8/20/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet of the Company as at March 31, 2009 and the Profit & Loss Account for the year ended on that date together with the Reports of the Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend on Equity Shares for the year ended March 31, 2009.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Anil Harish, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Ms. Minoti Bahri, who retires by rotation and, being eligible, offers herself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Ravinder Singhania, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

6.“RESOLVED THAT pursuant to Section 224 and other applicable provisions, if any, of the Companies Act, 1956, MIS Goel Garg & Co., Chartered Accountants, the retiring Auditors of the Company, be and are hereby re-appointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of the next Annual General Meeting on such remuneration as may be determined by the Board of Directors.” (b) To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an ordinary resolution: “RESOLVED THAT pursuant to Section 228 and other applicable provisions, if any, of the Companies Act, 1956, MIS. A. Zalmet, Certified and Legal Public Accountant, Libya, be and are hereby re-appointed as Auditors for the Company’s Office in Libya to hold office from the conclusion of this Annual General Meeting to the conclusion of next Annual General Meeting on such remuneration and other terms and conditions as may be determined by the Board of Directors.
						MGMT	No	DNA	DNA

7. “RESOLVED THAT pursuant to the provisions of Section 198,269,309,310 and 317 read with Schedule-XIII of the Companies Act, 1956 and other applicable provisions, if any, of the said Act including any statutory modification(s) or re-enactment thereof, approval of the Company be and is hereby accorded to the re-appointment of Mr. Ramesh Chandra as Executive Chairman of the Company for a period of five years with effect from January 1, 2009
						MGMT	No	DNA	DNA

8. Reappointment of Mr. Ajay Chandra as Managing Director To consider and, if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 198,269,309,310 and 317 read with Schedule-XIII of the Companies Act, 1956 and other applicable provisions, if any, of the said Act including any statutory modification(s) or re-enactment thereof, approval of the Company be and is hereby accorded to the re-appointment of Mr. Ajay Chandra as Managing Director of the Company for a period of five years with effect from January 1, 2009
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

9. “RESOLVED THAT pursuant to the provisions of Section 198,269,309,310 and 317 read with Schedule-XIII of the Companies Act, 1956 and other applicable provisions, if any, of the said Act including any statutory modification(s) or re-enactment thereof, approval of the Company be and is hereby accorded to the re-appointment of Mr. Sanjay Chandra as Managing Director of the Company for a period of five years with effect from January 1, 2009
						MGMT	No	DNA	DNA

10. “RESOLVED THAT pursuant to the provisions of Section 198, 269, 309, 310 and 317 read with Schedule-XIII of the Companies Act, 1956 and other applicable provisions, if any, of the said Act including any statutory modification(s) or re-enactment thereof, approval of the Company be and is hereby accorded to the appointment and remuneration of Mr. A. S. Johar as Whole Time Director of the Company with effect from January 1, 2009 up to the date of this Annual General Meeting of the Company
						MGMT	No	DNA	DNA
CHAMBAL FERTILIZERS AND CHEMICALS LTD	CHMB IN	6099938	8/20/2009	Rajastan	1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2009, Profit & Loss Account for the year ended on that date and reports of Directors and Auditors.	MGMT	No	DNA	DNA
					2. To consider declaration of dividend on Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. Marco Philippus Ardeshir Wadia, who retires by rotation and is eligible for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. Dipankar Basu, who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a director in place of Mr. Austen Joseph Anthony Tauro, who retires by rotation and is eligible for reappointment.	MGMT	No	DNA	DNA
					6. To appoint Miss. S. R. Batliboi & Co., Chartered Accountants, as Statutory Auditors of the Company and fix their remuneration.	MGMT	No	DNA	DNA
					7. To appoint Miss. Singhi & Co., Chartered Accountants, as Branch Auditors for Shipping Business of the Company and fix their remuneration.	MGMT	No	DNA	DNA

8. To consider and if thought fit, to pass with or without modification(s), the following resolution as an ordinary resolution: “RESOLVED THAT Mr. Chandra Shekhar Nopany be and is hereby appointed as Director of the Company liable to retire by rotation.”
						MGMT	No	DNA	DNA
ZEE ENTERTAINMENT ENTERPRISES LTD	Z IN	6188535 IN	8/18/2009	Mumbai
1. To receive, consider and adopt the Audited Balance Sheet as at March 31,2009, the Profit & Loss Account of the Company for the financial year ended on that date and the Reports of the Auditors and Directors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on equity shares for the financial year ended March 31,2009.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Subhash Chandra, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. B. K. Syngal, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Dr. M. Y. Khan, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

6. To appoint MIS. MGB & Co., Chartered Accountants, Mumbai as Auditors of the Company to hold such office from the conclusion of this meeting until the conclusion of the next Annual General Meeting at a remuneration to be determined by the Board of Directors of the Company.
						MGMT	Yes	For	For

7. “Resolved that pursuant to Section 163 and other applicable provisions, if any, of the Companies Act, 1956 (the Act), approval and consent of the Company is hereby accorded for maintaining the Register & lndex of Members, Register & lndex of Debenture holders, if any, Share and/or Debenture Transfer Register, and copies of all Annual Returns prepared under Section 159 of the Act, together with copies of certificates and documents required to be annexed thereto under Section 161 of the Act, or any one or more of them, at the offices of the Company’s Registrar and Share Transfer agents MIS. Sharepro Services (India) Private Limited, at 13AB, Samhita Warehousing Complex, Second Floor, Sakinaka Telephone Exchange Lane, Off Andheri-Kurla Road, Sakinaka, Andheri (East), Mumbai — 400 072 and/or at 912, Raheja Centre, Free Press Journal Road, Nariman Point, Mumbai — 400 021, instead of the Registered office of the Company.”
						MGMT	Yes	For	For

8. “Resolved that in accordance with the provisions of Section 81(1A), and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”), the provisions contained in the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (the “SEBI Guidelines”) or any statutory modification(s) or re-enactment of the Act or the SEBI Guidelines, the Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchanges where the securities of the Company are listed and subject to such other approval(s), permission(s) and sanctions) as may be necessary, consent of the Company be and is hereby accorded to the Board of Directors (hereinafter referred to as “the Board” which term shall include any ‘Remuneration Committee’ or ‘Employee Stock Option Committee’ of the Board), to introduce and implement an Employee Stock Option Scheme (SEBI-ESOP 2009’ or ‘the Scheme’), and to grant, offer, issue and allot in one or more tranches at any time to or to the benefit of
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

such employees of the Company and Directors of the Company, whether Whole-time Directors or otherwise, as may be decided by the Board, Options under SEBI ESOP-2009 exercisable & convertible into equity shares (hereinafter referred to as ‘the securities’) of the Company not exceeding in the aggregate 5% of the issued, subscribed and paid-up capital of the Company as on March 31, 2009 i.e. up to 21,700,355 equity Shares of Re. each of the Company (or such other adjusted number of shares for any bonus, consolidation or other re-organisation of the capital structure of the Company as may be applicable from time to time), at such price, in such manner, during such period and on such terms and conditions as may be determined by the Board in accordance with the SEBI Guidelines or any other applicable provisions as may be prevailing at that time.

Resolved further that, a) the Board be and is hereby authorised to formulate, evolve, decide upon and bring into effect the scheme on such terms and conditions as contained in the Explanatory Statement to this Notice and to make any modification(s), change(s), variations), alteration(s), or revision(s) in the terms and conditions of the Scheme from time to time including but not limited to amendments with respect to vesting period/ schedule, exercise price period, eligibility criteria or to suspend, withdraw, terminate or revise the Scheme

b) the Non-Executive Directors of the Company including Independent Directors, be granted up to a maximum of 200,000 Options per annum and up to a maximum of 1,000,000 Options in the aggregate under the scheme; c) the securities may be allotted in accordance with the scheme either directly or through a trust which may be set up in any permissible manner and that the scheme may also envisage for providing any financial assistance to the trust to enable to acquire, purchase or subscribe to the securities of the Company; d) any new equity shares to be issued and allotted upon exercise of options from time to time under SEBI ESOP- 2009 shall rank pari passu inter se in all respects with the then existing Equity Shares of the Company;

e) the Board be and is hereby authorized to take requisite steps for listing of the securities allotted under SEBI ESOP-2009 on the Stock Exchanges where the securities of the Company are listed; and f) for the purpose of giving effect to this resolution, the Board be and is hereby authorised on behalf of the Company to do all such acts, deeds, matters and things, as may be necessary or expedient and to settle any questions, difficulties or doubts that may arise in this regard at any stage including at the time of listing of securities without requiring the Board to secure any further consent or approval of the Members of the Company to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution.”

9. “Resolved that the benefits of Employees Stock Option Scheme, “SEBI ESOP 2009” proposed under Resolution No. 8 contained in this Notice be extended to the employee and/or Director of any present and future subsidiary holding companies of the Companies, on such terms and conditions as may be decided by the Board Directors of the Company.”
						MGMT	Yes	For	For

10. “Resolved that pursuant to provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment or re-enactment thereof), the Articles of Association of the Company be and are hereby altered with immediate effect as follows: Substitution of existing Article 95 with the following: Article 95 — Every deed or other instrument, to which the Seal of the Company is required to be affixed, shall be executed either by a Director or Company Secretary or any person authorised by the Board or Board Committee.
						MGMT	Yes	For	For

Insertion of a new Article 7A after Article 7 Article 7A — Subject to the provisions of Sections 80, 81, 85 to 90 and other applicable provisions of Companies Act, 1956, including applicable rules, any new shares shall be issued upon such terms and conditions and with such rights and privileges as the Board shall determine, in particular any such shares may be issued with a preferential or qualified or differential right to voting and/or dividends and/or in the distribution of assets of the Company and subject to the provisions of the said sections of the Act, with special or differential voting rights. Insertion of a new Article 78 after Article 7A Article 7B — Notwithstanding anything contained in this Articles of Association, the Board of Directors may, when and if thought fit, buy back such of the Company’s own shares or securities as it may think necessary, subject to such limits, upon such terms and conditions, and subject to such approvals, as may be permitted by law.”

11.“Resolved that in accordance with the provisions of Sections 16,94 and other applicable provisions, if any, of the Companies Act, 1956, the Authorised Capital of the Company be and is hereby re-organised and altered by converting the existing un-issued Cumulative Redeemable Preference Shares into Equity Shares, resulting in the alteration of Capital clause from Rs. 75,00,00,000 (Rupees Seventy Five Crores Only) divided into 50,00,00,000 (Fifty Crores) Equity Shares of Re I/(-R rupee One) each and 25,00,000 (Twenty Five Lakhs) Cumulative Redeemable Preference Shares of Rs. 1001- (Rupees One Hundred) each to Rs. 75,00,00,000/- (Rupees Seventy Five Crores only) divided into 75,00,00,000 (Seventy Five Crores) Equity Shares of Re I/- (Rupee One) each and in consequence thereof the existing Clause V of the Memorandum of Association of the Company relating to share capital be substituted by the following clause :
						MGMT	Yes	For	For
V. The Authorised Share Capital of the Company is Rs. 75,00,00,000/- (Rupees Seventy Five Crores only) consisting of 75,00,00,000 (Seventy Five Crores) Equity Shares of Re I/- (Rupees One) each.”

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

12. “Resolved that pursuant to Section 31 and other applicable provisions, if any, of the Companies Act, 1956, consequent to re-organisation/alteration of capital clause of Memorandum of Association of the Company by converting existing un-issued Cumulative Redeemable Preference Shares into Equity Shares, the existing Article 3 (a) of the Articles of Association of the Company be substituted by the following Article: Article 3(a) — The Authorised Share Capital of the Company is Rs 75,00,00,000/(-R rupees Seventy Five Crores only) consisting of 75,00,00,000 (Seventy Five Crores) Equity Shares of Rs I/- (Rupee One) each.”
						MGMT	Yes	For	For

13. “Resolved that pursuant to the provisions of Sections 198, 269, 309 read with Schedule Xlll and other applicable provisions, if any, of the Companies Act, 1956, and in partial modification of the Members resolution dated 28th September, 2005, consequent to the appointment as the Chief Executive Officer (CEO) of the Company, the remuneration and perquisites payable to Mr. Punit Goenka as Whole-time Director & CEO be and is hereby increased, as detailed in the explanatory statement, effective from August 1, 2008 for the remaining term of his appointment.
						MGMT	Yes	For	For

Resolved further that, a) the aggregate of salary, perquisites and allowances of Mr. Punit Goenka, Whole-time Director & CEO in any one financial year shall not exceed the limits prescribed under Sections 198,309 and other applicable provisions of the Companies Act, 1956 read with Schedule Xlll to the said Act as amended from time to time; b) in the event of loss or inadequacy of profit in any financial year during the currency of tenure of services of the Mr. Punit Goenka, Whole time Director CEO, the payment of salary, perquisites and other allowances shall be governed by the limits prescribed under Section II of Part II of Schedule Xlll of the Companies Act, 1956; c) the Board or any committee thereof be and is hereby authorized, in its absolute discretion and from time to time, to fix, within the revised range stated in explanatory statement, the salary and the performance bonus or other entitlements of Mr. Punit Goenka.”

14. “Resolved that pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956, consent of the Members of the Company be and is hereby accorded for the re-appointment of, and consequent holding of office or place of profit by Mr. Subhash Chandra, Chairman and Non-Executive Director of the Company, as Chief Executive Officer of Asia TV Limited, UK, a wholly owned foreign subsidiary of the Company for a period of 3 years with effect from April 1,2009, on such remuneration and other terms, (including any increase or modification in remuneration during the period of appointment as may be approved by Asia TV Limited, UK, from time to time) as detailed in the Explanatory Statement.
						MGMT	Yes	For	For

Resolved further that the Board of Directors of the Company be and is hereby authorised to agree to, accept and approve any subsequent changes to the terms and conditions of the said appointment of Mr. Subhash Chandra as Chief Executive Officer of Asia TV Limited, UK.” The Register of Members and Share Transfer Books of the Company will remain closed from Monday, August 10, 2009 to Tuesday, August 18,2009 (both days inclusive). Share Transfers received in order at the Registered Office of the Company or at the office of the Registrar of the Company, by 5.30 p.m. on August 8,2009, will be processed for payment of equity dividend, if declared, to the transferees or their mandates. Dividend, if approved by Members at the ensuing Annual General Meeting, will be paid to all those shareholders whose name appear in the Register of Members of the Company, after giving effect to all valid share transfers in physical form lodged with the Company or its Registrar on or before August 8,2009 and in the list of beneficial owners furnished by National Securities Depository Limited and/or Central Depository Services (India) Limited, in respect of shares held in electronic form, as at the end of the business on August 8, 2009.

SUZLON ENERGY LIMITED	SUEL IN	B0DX8R8	8/13/2009	Ahmedabad
1. To receive, consider and adopt the audited balance sheet as at March 31,2009 and the profit & loss account for the year ending on that date together with the directors’ report and auditors’ report thereon.
						MGMT	No	DNA	DNA
					2. To appoint a director in place of Mr. Ajay Relan, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. V. Raghuraman, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint MIS. SNK & Co., Chartered Accountants, Pune and MIS. S.R. Batliboi & Co., Chartered Accountants, Pune as auditors and fix their remuneration.	MGMT	No	DNA	DNA

5. “RESOLVED THAT pursuant to the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof) and subject to such approvals, permissions, consents and sanctions as may be necessary from the Government of India (GOI), the Reserve Bank of India (RBI), the provisions of the Foreign Exchange Management Act, 1999 (FEMA), The Foreign Exchange Management (Transfer or issue of Security by a Person Resident outside India) Regulations, 2000, the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993, and subject to the approval, consent, permission and/or sanction of the Ministry of Finance (Department of Economic Affairs) and Ministry of Industry (Foreign Investment Promotion Board/ Secretariat for Industrial Assistance) and all other Ministries / Departments of the Government of India, Securities and
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Exchange Board of India (SEBI) and/or any other competent authorities and the enabling provisions of the Memorandum and Articles of Association of the Company, the Listing Agreements entered into by the Company with the Stock Exchanges where the Company’s shares are listed and in accordance with the regulations and guidelines issued by the GOI, RBI, SEBI and any competent authorities and clarifications issued thereon from time to time and subject to all other necessary approvals, permissions, consents and sanctions of concerned statutory and other authorities and subject to such conditions and modifications as may be prescribed by any of them while granting such approvals, permissions, consents and sanctions and which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board”, which term shall include any Committee thereof) consent of the Board be and is hereby accorded to create, offer, issue and allot in one or more tranches, whether rupee denominated or denominated in foreign currency, in the course of international and /or domestic offering(s) in one or more foreign markets and / or domestic market, for a value of up to Rs.5,000 Crores (Rupees Five Thousand Crores Only), representing such number of Global Depository Receipts (GDRs), American Depository Receipts (ADRs), Foreign Currency Convertible Bonds (FCCBs), and / or Equity Shares through Depository Receipt Mechanism and/ or Fully Convertible Debentures and/or Non Convertible Debentures with warrants or any Other Financial Instruments (OFls) convertible into or linked to Equity Shares and/or any other instruments and/or combination of instruments with or without detachable warrants with a right exercisable by the warrant holders to convert or subscribe to the Equity Shares or otherwise, in registered or bearer form (hereinafter collectively referred to as the ‘Securities’) or any combination of Securities to any person including foreign / resident investors (whether institutions, incorporated bodies, mutual funds and / or individuals or otherwise), Foreign Institutional Investors, Promoters, Indian and/or Multilateral Financial Institutions, Mutual Funds, Non- Resident Indians, Employees of the Company and/or any other categories of investors, whether they be holders of shares of the Company or not (collectively called the “Investors”) through public issue(s) by prospectus, private placement(s) or a combination thereof at such time or times, at such price or prices, at a discount or premium to the market price or prices in such manner and on such terms and conditions including security, rate of interest, etc., as may be decided by and deemed appropriate by the Board in its absolute discretion including the discretion to determine the categories of Investors to whom the offer, issue and allotment shall be made to the exclusion of all other categories of Investors at the time of such issue and allotment considering the prevailing market conditions and other relevant factors wherever necessary in consultation with the Lead Managers, as the Board in its absolute discretion may deem fit and appropriate.”

“RESOLVED FURTHER THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof), and subject to approval of the shareholders and the provisions of Chapter XlllA of the SEBI (Disclosure and Investor Protection) Guidelines 2000 (“SEBI DIP Guidelines”) and the provisions of the Foreign Exchange Management Act, 2000 (FEMA), Foreign Exchange Management (Transferor issue of Security by a Person Resident Outside India) Regulations, 2000, the Board may at its, absolute discretion, issue, offer and allot equity shares or securities convertible into equity shares or NCDs with warrants for a value up to Rs.5.000 Crores (Rupees Five Thousand Crores Only) inclusive of such premium, as specified above, to Qualified Institutional Buyers (as defined by the SEBI DIP Guidelines) pursuant to a qualified institutional placement, as provided under Chapter XlllA of the SEBI DIP Guidelines.”

6. “RESOLVED THAT pursuant to the provisions of Foreign Exchange Management (Transfer or issue of security by a person resident outside India) Regulations, 2000 and other applicable provisions, if any, consent be and is hereby accorded to increase in the ceiling limit on total holdings of Foreign Institutional Investors, SEBI approved sub-account of Foreign Institutional Investors from 24% to 49% of the paid-up equity share capital of the Company.”
						MGMT	No	DNA	DNA

7. “RESOLVED THAT in accordance with the provisions contained in the Articles of Association and Section 81 (1A) and all other applicable provisions of the Companies Act, 1956 (the “Act”) and the provisions contained in the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme).Guidelines, 1999 (the “Guidelines”) (including any statutory modification(s) or re-enactment of the Act or the Guidelines, for the time being in force) and subject to such other approvals, permissions and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board”, which term shall be deemed to include any committee including Remuneration Committee which the Board has constituted and l o r may constitute or reconstitute to exercise its powers, including the powers conferred by this resolution), consent of the Company be and is hereby accorded to the Board to create, offer, issue and allot in one or more tranches at any time to or for the benefit of such person(s) who are in permanent employment of the Company including Directors of the Company, whether Whole time or otherwise, whether working in India or out of India under a Scheme titled “Employee Stock Option Plan-Perpetual-I” (hereinafter referred to as
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

the “ESOP-Perpetual” or the “Scheme” or the “Plan”) such number of equity shares and I or equity linked instruments (including Options) (hereinafter collectively referred to as the “Securities”) of the Company which could give rise to the issue of equity shares of Rs.21- each not exceeding 3,00,00,000 in numbers (together with the Securities issued allotted or proposed to be created or offered sued / allotted for the benefit of such persons who are in permanent employment of the Company’s subsidiary companies in terms of ESOP-Perpetual-I) or such other adjusted number of equity shares for any bonus, consolidation or other reorganization of the capital structure of the Company as may be applicable from time to time, at such price, in one or more tranches and on such terms and conditions as may be fixed or determined by the Board in accordance with the Guidelines or other provisions of the law as may be prevailing at that time.”

“RESOLVED FURTHER THAT the Securities may be allotted directly to such employees, directors or in accordance with a Scheme framed in that behalf through a trust which may be setup in any permissible manner and that the Scheme may also envisage for providing any financial assistance to the trust to enable the employees trust to acquire, purchase or subscribe to the Securities.” “RESOLVED FURTHER THAT the new Equity Shares to be issued and allotted by the Company in the manner aforesaid shall rank pari passu in all respects with the then existing Equity Shares of the Company.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to take requisite steps for listing of the Securities allotted under ESOP-Perpetual on the Stock Exchanges where the Securities of the company are listed.” “RESOLVED FURTHER THAT as is required, the Company shall confirm with the accounting policies as contained in the Guidelines.”

“RESOLVED FURTHER THAT subject to applicable law, for the purpose of giving effect to any creation, offer, issue, allotment or listing of the Securities, the Board be and is hereby authorised on behalf of the Company to evolve, decide upon and bring into effect the Scheme and make any modifications, changes, variations, alterations or revisions in the Scheme from time to timeout suspend, withdraw or revive the Scheme from time to times may be specified by any statutory authority and to do all such acts, deeds, matters and things as it may in its absolute discretion deem fit or necessary or desirable for such purpose and with power on behalf of the Company to settle any questions, difficulties or doubts that may arise in this regard without requiring the Board to secure any further consent or approval of the members.”

8. “RESOLVED THAT in accordance with the provisions contained in the Articles of Association and Section 81 (1A) and all other applicable provisions of the Companies Act, 1956 (the “Act”) and the provisions contained in the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (the “Guidelines”) (including any statutory modification(s) or re-enactment of the Act or the Guidelines, for the time being in force) and subject to such other approvals, permissions and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board”, which term shall be deemed to include any committee including Remuneration Committee which the Board has constituted and/or may constitute or reconstitute to exercise its powers, including the powers conferred by this resolution), consent of the Company Board is hereby accorded to the Board to create, offer, issue and allot in one or more tranches at any time to or for the benefit of such person(s) who are in permanent employment of the Company’s subsidiary companies including Directors of the Company’s subsidiary companies, whether Whole time or otherwise, whether working in India or out of India under a Scheme titled “Employee Stock Option Plan-Perpetual-I” (hereinafter referred to as the “ESOP-Perpetual” or the “Scheme” or the “Plan”) such number of equity shares and/or equity linked instruments (including Options) (hereinafter collectively referred to as the “Securities”) of the Company which could give rise to the issue of equity shares of Rs. each not exceeding 3,00,00,000 in numbers (together with the Securities created, offered, issued, allotted or proposed to be created, offered, issued / allotted for the benefit of such persons who are in permanent employment of the Company in terms of ESOP-Perpetual) or such other adjusted number of equity shares for any bonus, consolidation or other reorganization of the capital structure of the Company as may be applicable from time to time, at such price, in one or more tranches and on such terms and conditions as may be fixed or determined by the Board in accordance with the Guidelines or other provisions of the law as may be prevailing at that time.”
						MGMT	No	DNA	DNA
SOUTH INDIAN BANK LTD	SIB IN	6349967	8/21/2009	Thrissur
1. To receive, consider and adopt the Bank’s Audited Balance Sheet as at 31st March 2009 and the Profit & Loss Account for the year ended on that date together with the reports of the Board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA

3. To appoint Statutory Central Auditors for the year 2009-10 and to authorise the Board to fix their remuneration. The present Statutory Central Auditors, M/s. Deloitte Haskins & Sells, Chartered Accountants, Chemai, vacate office at this Meeting. They are eligible for re-appointment and they have given their consent for the same.
						MGMT	No	DNA	DNA

4. To appoint a Director in the place of Sri. A.S. Narayanamoorthy (Director in the Majority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. To appoint a Director in the place of Sri. Davy K Manavalan (Director in the Majority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment.
						MGMT	No	DNA	DNA

6. To appoint a Director in the place of Sri. Mathew L Chakola (Director in the Minority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment.
						MGMT	No	DNA	DNA

7. RESOLVED THAT in terms of Sec.228 of the Companies Act, 1956, the Board of Directors be and is hereby authorised to appoint from time to time in consultation with the Bank’s Statutory Central Auditors, one or more persons qualified or appointment as branch auditors to audit the accounts for the financial year 2009-10, of such of the branch offices of the Bank as are not proposed to be audited by the Bank’s Statutory Central Auditors on such remuneration and subject to such terms and conditions as may be brought by the Board of Directors.
						MGMT	No	DNA	DNA
HINDUSTAN ZINC LTD	HZ IN	6139726 IN	8/7/2009	Udaipur
1. To receive, consider, approve and adopt the audited Profit and Loss Account and Cash Flow Statement for the year ended on 31 March, 2009, the Balance sheet as at that date and the Auditors’ Report and the Directors Report thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend for the year 2008-2009.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri M. S. Mehta, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company.	MGMT	No	DNA	DNA

4. To appoint a Director in place of Shri Sanjiv Kumar Mittal, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company.
						MGMT	No	DNA	DNA

5. To appoint a Director in place of Shri Navin Agarwal, who retires by rotation, and being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company.
						MGMT	No	DNA	DNA
					6. RESOLVED that MIS. Deloitte Haskins & Sells, Chartered Accountants be and are hereby re-appointed as Statutory Auditors of the Company	MGMT	No	DNA	DNA
					7. To consider and accord approval to the Company for appointment and payment of remuneration to Shri Akhilesh Joshi COO & Whole-time Director	MGMT	No	DNA	DNA

“RESOLVED that in accordance with the applicable provisions of the Companies Act 1956, or any amendment or re-enactment thereof, consent be and is hereby accorded to the appointment of Shri Akhilesh Joshi as Chief Operating Officer & Whole-time Director, in terms of the Share Purchase Agreement by the Board of Directors in their 291st Board meeting held on 21 October, 2008 on the terms and conditions as set out in the explanatory statement annexed to the notice convening this meeting.”

“FURTHER RESOLVED that consent of the shareholders be and is hereby given to the Company for payment of remuneration from time to time as per the details given in the explanatory statement, with such increase as may be approved by the Board of Directors from time to time within the overall limits, and subject to Sections 198,309 and other applicable provisions of the Companies Act, 1956, in respect of Shri Akhilesh Joshi during his tenure as COO &Whole time Director of the Company.”

8. “RESOLVED THAT subject to such approvals as may be necessary, for each of the financial years of the Company commencing from 1 April, 2009, independent directors of the Company be paid commission not exceeding one per cent of the net profits of the Company, as provided under Section 309(4) of the Companies Act, 1956 (the Act)
						MGMT	No	DNA	DNA
HOTEL LEELA VENTURE LTD	LELA IN	B1D4ZM2	8/21/2009	Mumbai	1. To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2009 and the Profit and Loss Account for the year ended on the date and Reports of the Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To declare a dividend on the equity shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. M.Narasimham, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. C.K.Kutty, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. R.Venkatachalam, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					6. To appoint a Director in place of Mr. PC.D.Nambiar, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

7. To appoint M/s.Picardo & Co., Chartered Accountants, as Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	Yes	For	For

8. “RESOLVED THAT pursuant to the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or reenactment thereof) and subject to approval of shareholders and such approvals, permissions, consents and sanctions as may be necessary from the Government of India (GOI), the Reserve Bank of India (RBI), the provisions of the Foreign Exchange Management Act, 1999 (FEMA), The Foreign Exchange Management (Transfer or Issue of Security by a Person Resident outside India) Regulations, 2000, the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993, and subject to the approval, consent, permission and / or sanction of the Ministry of Finance (Department
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

of Economic Affairs) and Ministry of Industry (Foreign Investment Promotion Board / Secretariat for Industrial Assistance) and all other Ministries / Departments of the Government of India, Securities 1 I and Exchange Board of India (SEBI) and/ or any other competent authorities and the enabling provisions I of the Memorandum and Articles of Association of the Company, the Listing Agreements entered into by the Company with the Stock Exchanges where the Company’s shares are listed and in accordance with the regulations and guidelines issued by the GOI, RBI, SEBI and any competent authorities and clarifications issued thereon from time to time and subject to all other necessary approvals, permissions, consents and sanctions of concerned statutory and other authorities and subject to such conditions and modifications as may be prescribed by any of them while granting such approvals, permissions, consents and sanctions and which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the Board, which term shall include any Committee thereof) consent of the Board is hereby accorded to create, offer, issue and allot in one or more tranches, whether rupee denominated or denominated in foreign currency, in the course of international and / or domestic offering(s) in one or more foreign markets, for a value of up to Rs.750,00,00,000 (Rupees Seven Hundred and Fifty Crores Only) representing such number of Equity Shares by way of Rights Issue, Global Depository Receipts (GDRs), American Depository Receipts (ADRs), Foreign Currency Convertible Bonds (FCCBs), Fully Convertible Debentures /Partly Convertible Debentures, Preference Shares and /or Equity Shares through Depository-pt Mechanism and / or any Other Financial Instruments (OFIs) convertible into or linked to Equity Shares or with or without detachable warrants with a right exercisable by the warrant holders to convert or subscribe to the Equity Shares or otherwise, in registered or bearer form (hereinafter collectively referred to as Securities) or any combination of Securities to any person including foreign / resident investors (whether institutions, incorporated bodies, mutual funds and / or individuals or otherwise), Foreign Institutional Investors, Promoters, Indian and / or Multilateral Financial Institutions, Mutual Funds, Non-Resident Indians, Employees of the Company and/ or any other categories of investors, whether they be holders of shares of the Company or not (collectively called the “Investors”) through Rights Issue, public issue(s) of prospectus, private placement(s) or a combination thereof at such time or times, at such price or prices, at a discount or premium to the market price or prices in such manner and on such terms and conditions including security, rate of interest, etc., as may be decided by and deemed appropriate by the Board in its absolute discretion including the discretion to determine the categories of Investors to whom the offer, issue and allotment shall be made to the exclusion of all other categories of Investors at the time of such issue and allotment considering the prevailing market conditions and other relevant factors wherever necessary in consultation with the Lead Managers, as the Board in its absolute discretion may deem fit and appropriate.”

9. “RESOLVED THAT in Super session of the Resolution passed at the 261h Annual General Meeting of the Company held on 131h August, 2007 and pursuant to Section 293 (1) (d) of the Companies Act, 1956 and all other applicable provisions, if any, the consent of the Company be and is hereby accorded to the Board of Directors of the Committee borrow such sum or sums of money in any manner from time to , time, as may be required for the purpose of business of the Company with or without security and upon such terms and conditions as it may think fit, notwithstanding that the monies so borrowed together with the monies, if any, already borrowed by the Company (apart from temporary loans obtained from the Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say reserves not set apart for any specific purpose, provided that the total amount so borrowed by the Board of Directors and outstanding at any time shall not exceed a sum of Rs.40,000,000,000 (Rupees Four Thousand Crores only).
						MGMT	Yes	For	For

10. RESOLVED THAT pursuant to the provisions of Section 314 and all other applicable provisions of the Companies Act, 1956 and subject to such other approvals and sanctions as may be necessary, the Company hereby accords its consent to the appointment of Ms. Amruda Nair, relative of Director of the Company, as Asset Management Executive in the Management Cadre of the Company with effect from 1st January, 2009 for a period of five years with remuneration as approved by the Remuneration Committee at its meeting held on 24th January, 2009 as set out in the Explanatory Statement attached to this Notice.
						MGMT	Yes	For	For

11. RESOLVED THAT pursuant to the provisions of Section 314 and all other applicable provisions of the Companies Act, 1956 and subject to such other approvals and sanctions as may be necessary, the Company hereby accords its consent to the appointment of Ms.Aishwarya Nair, relative of Director of the Company, as F & B Merchandising Associate in the Management Cadre of the Company with effect from lest January, 2009 for a period if five years with remuneration as approved by the Remuneration Committee at its meeting held on 24th January, 2009 as set out in the Explanatory Statement attached to this Notice.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

12. RESOLVED THAT pursuant to the provisions of Section 314 and all other applicable provisions of the Companies Act, 1956 and subject to such other approvals and sanctions as may be necessary, the Company hereby accords its consent to the appointment of Ms.Samyukta Nair, relative of Director of the Company and Mrs.Madhu Nair, Director of the Company as Interior Design / Operations Associate in the Management Cadre of the Company with effect from 1st January, 2009 for a period of five years with remuneration as approved by the Remuneration Committee at its meeting held on 24th January, F 2009 as set out in the Explanatory Statement attached to this Notice.
						MGMT	Yes	For	For
TITAGARH WAGONS LIMITED	TWL IN	B2PLY43 IN	7/7/2009	Kolkata
TAKE NOTICE that by an order made on the 7th day of July, 2009, the Hon’ble High Court at Calcutta has directed that separate meetings of the Equity Shareholders of Titagarh Steels Limited, being the Applicant Company No.1 above named (hereinafter referred to as “TSL”) and Titagarh Wagons Limited, being the Applicant Company No.3 above named (hereinafter referred to as “the Transferee Company”) be held at ‘Kala Kunj’, (Sangit Kala Mandir Auditorium Trust), 48, Shakespeare Sarani, Kolkata 700 017 on Wednesday, the 12th day of August, 2009 at the times as hereinafter mentioned for the purpose of considering and if thought fit, approving, with or without modification, the proposed Scheme of amalgamation of TSL and Titagarh Biotec Private Limited, being the Applicant Company No.2 above named (hereinafter referred to as “TBPL”) with the Transferee Company.
						MGMT	No	DNA	DNA

TAKE FURTHER NOTICE that in pursuance of the said order separate meetings of the Equity Shareholders of TSL and the Transferee Company will be held at ‘Kala Kunj’, (Sangit Kala Mandir Auditorium Trust), 48, Shakespeare Sarani, Kolkata 700 017 on Wednesday, the 12th day of August, 2009 at the following times, when you are requested to attend :- (i) Meeting of the Equity Shareholders of TSL at 10:00 a.m. (ii) Meeting of the Equity Shareholders of the Transferee Company at 11:30 a.m. or so soon after the said time as the earlier meeting of Equity Shareholders of TSL is concluded.
						MGMT	No	DNA	DNA

TAKE FURTHER NOTICE that you may attend and vote at the said meeting(s) in person or by proxy provided that a proxy in the prescribed form, duly Signed by you, is deposited at the registered office of the respective Applicant Company, as aforesaid, not later than 48 hours before the respective meeting. The Court has appointed: — (i) Mr. Rajiv Lal, Advocate, and failing him, Mr. Anil Gupta, Advocate, Bar Library Club, to be the Chairperson of the said meeting of the Equity Shareholders of TSL; and (ii) Mr. Anil Gupta, Advocate, Bar Library Club, and failing him, Mr. Rajiv Lal, Advocate to be the Chairperson of the said meeting of the Equity Shareholders of the Transferee Company.
						MGMT	No	DNA	DNA
TATA STEEL LTD	TATA IN	6101156	8/27/2009	Mumbai
1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2009 and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To declare Dividend on the 2% Cumulative Convertible Preference Shares.	MGMT	Yes	For	For
					3. To declare Dividend on Ordinary Shares.	MGMT	Yes	For	For
					4. To appoint a Director in the place of Mr. R. N. Tata, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in the place of Mr. Nusli N. Wadia, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					6. To appoint a Director in the place of Mr. Subodh Bhargava, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					7. To appoint a Director in the place of Mr. Jacobus Schraven, who retires by rotation and is eligible for re-appointment.	MGMT	Yes	For	For
					8. To appoint auditors and fix their remuneration.	MGMT	Yes	For	For

9. To appoint a Director in the place of Mr. Kirby Adams, who was appointed an Additional Director of the Company by the Board of Directors with effect from 9th April 2009 under Section 260 of the Companies Act, 1956, (the Act) and who holds office up to the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						MGMT	Yes	For	For

10. To appoint a Director in the place of Mr. H. M. Nerurkar, who was appointed an Additional Director of the Company by the Board of Directors with effect from 9th April, 2009 under Section 260 of the Companies Act, 1956, (the Act) and who holds office up to the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						MGMT	Yes	For	For
					11. Appointment of Mr. H. M. Nerurkar as Executive Director	MGMT	Yes	For	For

12. “RESOLVED that pursuant to the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (the Act) (including any amendment thereto or re-enactment thereof), and in accordance with the provisions of the Memorandum and Articles of Association of the Company and the Listing Agreements entered into with the stock exchanges where the Ordinary Shares of the Company are listed (the “Stock Exchanges”), Foreign Exchange Management Act, 2000 (FEMA), Foreign Exchange Management (Transfer or issue of security by a person resident outside India) Regulations, 2000 and Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depositary Receipt Mechanism) Scheme, 1993 and the regulations guidelines, if any, prescribed by the Securities and Exchange Board of India, Reserve Bank of India, the Stock
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Exchanges, the Government of India or any other relevant authority from time to time, to the extent applicable and subject to such approvals, consents, permissions and sanctions as might be required and subject to such conditions as may be prescribed while granting such approvals, consents, permissions and sanctions, which the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall be deemed to include any Committee(s) constituted to be constituted by the Board to exercise its powers including the powers conferred by this Resolution) is hereby authorised to accept, the Board be and is hereby authorised on behalf of the Company to create, issue, offer and allot, (including with provisions for reservation on firm and/or competitive basis, of she part of issue and for such categories of persons as may be permitted), in the course of one or more public or private offerings in domestic and/or one or more international market(s), with or without a green shoe option, Ordinary Shares and/or Ordinary Shares through depository receipts and/or convertible bonds and or other securities convertible into Ordinary Shares at the option of the Company and/or the holder(s) of such securities, and/or securities linked to Ordinary Shares and/or securities including non-convertible debentures

RESOLVED FURTHER that without prejudice to the generality of the above, the aforesaid issue of the Securities may have all or any terms or conditions or combination of terms in accordance with applicable regulations, prevalent market practices, including but not limited to terms and conditions relating to payment of interest, dividend, premium on redemption at the option of the Company and/or holders of any Securities or for variation of the price or period of conversion of Securities into Ordinary Shares or issue of Ordinary Shares during the period of the Securities or terms pertaining to voting rights or option(s) for early redemption of Securities.

13. “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956, (the Act), Messrs Deloitte & Touché, Singapore, the retiring Branch Auditors of the Singapore Branch of the Company, be and are hereby re-appointed as the Branch Auditors of the Company to hold office from the conclusion of this meeting up to the conclusion of the next Annual General Meeting of the Company and to examine and audit the books of account of the Branch Office of the Company located at Singapore for the financial year 2009-10 on such remuneration as may be mutually agreed upon between the Board of Directors and the Branch Auditors, plus reimbursement of applicable taxes, out-of-pocket, traveling and living expenses, incurred in connection with the audit.
						MGMT	Yes	For	For
JYOTI STRUCTURES LIMITED	JYS IN	B18P3B5 IN	8/25/2009	Mumbai	1. To receive, consider and adopt the audited Profit and Loss Account for the year ended 31 March, 2009, the Balance Sheet as at that date and the Report of the Directors and the Auditors thereon.	MGMT	Yes	For	For
					2. To declare dividend.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. P. A. Sethi, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. S. D. Kshirsagar, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint Auditors.	MGMT	Yes	For	For

6. “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, the Companies Act, 1956 (“the Act”), the Board of Directors be and are hereby authorized to appoint the Company’s Auditors and/or in consultation with the Company’s Auditors any person or persons qualified for appointment as Auditor or Auditors of the company under Section 226 of the Act so far as Branch Offices in India are concerned or an accountant or accountants duly qualified to act as Auditor or Auditors of the Branch Offices of the company situated in countries outside India, in accordance with the laws of the country in which the Branch Offices of the company are situated, to audit the accounts of the financial year 2009-10 of the company’s Branch Offices in India and abroad respectively and to determine the respective terms and conditions of their appointment and remuneration”.
						MGMT	Yes	For	For
HINDUSTAN PETROLEUM CORPORATION LIMITED	HPCL IN	6100476	8/28/2009	Mumbai	1. To receive, consider and adopt the audited Profit and Loss Account for the year ended 31 March, 2009, the Balance Sheet as at that date and the Report of the Directors and the Auditors thereon.	MGMT	Yes	For	For
					2. To declare dividend.	MGMT	Yes	For	For
					3. To appoint a Director in place of Shri P.V Rajaraman who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Shri V. Viziasradhi who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Prof. Prakash G. Apte who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

6. To approve payment of Rs. 17.5 lakhs as remuneration to the Statutory Auditors of the Company to be appointed by the Comptroller and Auditor General of India for auditing the accounts of the Company for the financial year 2009-10.
						MGMT	Yes	For	For

7. Resolved that Shri K Murali , in respect of whom the Company has received a notice in writing from a member signifying his intention to propose him as a candidate for the office of Director, be and is hereby appointed as a Director of the Company
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

LARSEN AND TOUBRO LIMITED	LT IN	B0166K8	8/28/2009	Mumbai	1) To consider and adopt the Balance Sheet as at March 31, 2009, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon	MGMT	Yes	For	For
					2) To declare a dividend on equity shares	MGMT	Yes	For	For
					3) To appoint a Director in place of Mr. S. N. Talwar,who retires by rotation and is eligible for reappointment	MGMT	Yes	For	For
					4) To appoint a Director in place of Mr. K. V.Rangaswami, who retires by rotation and is eligible for re-appointment	MGMT	Yes	For	For

5) “ RESOLVED THAT Mr. Thomas Mathew T, who was appointed as a Director in casual vacancy and holds office up to the date of this Annual General Meeting of the Company, and is eligible for appointment, and in respect of whom the Company has received notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of a Director, be and is hereby appointed as a Director.”
						MGMT	Yes	For	For
					6) To appoint a Director in place of Mr. M. V. Kotwal, who retires by rotation and is eligible for reappointment;	MGMT	Yes	For	For
					7) To appoint a Director in place of Mr. V. K. Magapu, who retires by rotation and is eligible for reappointment;	MGMT	Yes	For	For
					8) To appoint a Director in place of Mr. R. N. Mukhija,who retires by rotation and is eligible for reappointment;	MGMT	Yes	For	For

9) “RESOLVED THAT Mr. 4. S. Bindra who was appointed as an Additional Director and holds office up to the date of this Annual General Meeting of the Company, and is eligible for appointment, and in respect of whom the Company has received a notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of a Director, be and is hereby appointed as a Director.
						MGMT	Yes	For	For

10) “ RESOLVED THAT in accordance with the provisions of Section 81(1A) and other applicable provisions, if any of the Companies Act, 1956, Foreign Exchange Management Act, 1999, Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (‘SEBI Guidelines’), Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed, enabling provisions in the Memorandum and Articles of Association of the Company as also provisions of any other applicable laws, rules and regulations including any amendments thereto or re-enactment thereof for the time being in force) and subject touch approvals, consents, permissions and sanctions of the Securities and Exchange Board of India (SEBI),Government of India (GOI), Reserve Bank of India(RBI) and all other appropriate and/or concerned authorities, or bodies and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed Toby the Board of Directors of the Company(‘Board’) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution), the Board be and is hereby authorized to offer, issue and allot, by way of Qualified Institutional Placement (‘QIP’), to Qualified Institutional Buyers (‘QIB’) in terms of Chapter XIII-A of the SEBI Guidelines, whether or not such investors are members of the Company, through one or more placements of equity shares fully convertible debentures (FCDs)/partly convertible Debentures(FCOs)/non-convertible debentures (NCDs) with warrants or any securities (other than warrants) which are convertible into or exchangeable with equity shares at a later date (herein referred to as “Securities”) not exceeding US $600 mn or INR 2400 crore, if higher (including green shoe option), as the Board may determine in accordance with the SEBI Guidelines and where necessary in consultation with the Lead Managers, Underwriters, Merchant Bankers, Guarantors, Financial and/or Legal Advisors, Rating Agencies Advisors, Depositories, Custodians, Principal Paying/Transfer/Conversion agents, Listing agents, Registrars, Trustees, Printers, Auditors, Stabilizing agents and all other Agencies, Advisors.
						MGMT	Yes	For	For
RESOLVED FURTHER THAT this QIP issue shall be completed within 12 months from the date of this Annual General Meeting
RESOLVED FURTHER THAT the Equity Shares tube offered and allotted to the QIB’s shall be in dematerialized form.

RESOLVED FURTHER THAT the Company do apply to the National Securities Depository Limited and/or Central Depository Services (India) Limited for admission of the above said Equity Shares to be allotted on QIP basis.

11) “ RESOLVED THAT the Company’s Auditors, MISS harp & Tannan, Chartered Accountants, who retire but, being eligible, offer themselves for reappointment, be and are hereby re-appointed as Auditors of the Company including all its branch offices for holding the office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting at a remuneration 68,00,000/- (Rupees Sixty Eight Lacs Only) exclusive of service tax, traveling and other out of pocket expenses
						MGMT	Yes	For	For
BHARTI AIRTEL LIMITED	BHARTI IN	6442327 IN	8/21/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet of the Company as at March 31, 2009, the Profit & Loss Account and the Cash Flow Statement for the year ended on that date and the reports of the Board of directors and auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. Akhil Kumar Gupta, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. Ajay Lal, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a director in place of Mr. Arun Bharat Ram, who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					6. To appoint a director in place of Mr. Narayanan Kumar, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

8. “Resolved that pursuant to the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Mr. Quah Kung Yang be and is hereby appointed as a director of the Company, liable to retire by rotation.
						MGMT	No	DNA	DNA

9. “Resolved that pursuant to the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Mr. Nikesh Arora be and is hereby appointed as a director of the Company, liable to retire by rotation.
						MGMT	No	DNA	DNA

10. “Resolved that pursuant to the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Mr. Craig Edward Ehrlich be and is hereby appointed as a director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA
MARUTI SUZUKI INDIA LIMITED	MSIL IN	6633712 IN	9/2/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet of the Company as at March 31, 2009, the Profit & Loss Account and the Cash Flow Statement for the year ended on that date and the reports of the Board of directors and auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. R.C Bhargava who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Ms Pallavi Shroff, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a director in place of Mr. Shuji Oishi who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To consider and, if thought fit, to pass with or without modification(s), the following resolution as an ordinary resolution:	MGMT	No	DNA	DNA

7. To consider and if thought fit to pass with or without modification the following as an Ordinary Resolution: Resolved That members be and is hereby accorded from 1st November 2008 a contribution of 12% basic salary be made to Mr. Shinzo Nakanishi, CEO and Mr. Tsuneo Ohashi, Director, Mr. Kelichi Asai, Director, and Mr. Shuji Oishi, Director and Managing Executive Officer.
						MGMT	No	DNA	DNA

8. To consider and, if thought fit, to pass with or without modification(s), the following as an Ordinary Resolution: “RESOLVED THAT pursuant to article 91 of the articles of association of the Company read with sections 198, 269, 309, schedule Xlll and all other applicable provisions of the Companies Act, 1956, Mr. Shuji Oishi be and is hereby re-appointed as a whole-time director designated as Director and Managing Executive Officer(Marketing Sales) of the Companies Act with effect from 13th April 2009 for a further period of 3 years
						MGMT	No	DNA	DNA

9. To consider and, if thought fit, to pass with or without modification(s), the following as a Special Resolution: “RESOLVED THAT pursuant to section 31 and all other applicable provisions of the Companies Act, 1956, the articles of association of the Company beam ended as follows:
						MGMT	No	DNA	DNA

i) Existing article 7 be deleted and in place thereof, the following article 7 be substituted: “The Authorised Share Capital of the Company is as mentioned in Clause V of the Memorandum of Association of the Company.” ii) The first sentence of existing article 91 (3) be substituted by the following: “The chairman shall be appointed by the board of the Companies Act. iii) The existing article 91 (4) be deleted and in place thereof, the following article 91 (4) be substituted: ‘The Managing Director, who shall be a non-retiring director, shall be nominated by Suzuki and shall be the Chief Executive Officer of the Company, who shall be vested with substantial powers of operational management which shall be exercised under the overall superintendence, direction and control of the board of directors and subject to the powers exercisable by the board of directors.”

TATA TEA LIMITED	TT IN	6121488	9/1/2009	Kolkata	1. To receive and adopt the Profit and Loss Account for the year ended 31st March, 2009, and the Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of MLY. H. Malegam who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. D. B. Engineer who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. A. R. Gandhi who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint Auditors and fix their remuneration.	MGMT	No	DNA	DNA

7. “Resolved that Ms. Mallika Srinivasan who was appointed by the Board of Directors as an Additional Director of the Company with effect from 22nd October, 2008, and who holds office up to the date of the forthcoming Annual General Meeting of the Company in terms of Section 260 of the Companies Act, 1956 (‘the Act’) and in respect of whom the Company has received a notice in writing from a Member under Section 257 of the Act proposing her candidature for the office of a Director of the Company, be and she is hereby appointed a Director of the Company.”
						MGMT	No	DNA	DNA

8.“Resolved that Mf. Analjit Singh who was appointed by the Board of Directors as an Additional Director of the Company with effect from 22nd October, 2008, and who holds office up to the date of the forthcoming Annual General Meeting of the Company in terms of Section 260 of the Companies Act, 1956 (‘the Act’) and in respect of whom the Company has received a notice in writing from a Member under Section 257 of the Act proposing his candidature for the office of a Director of the Company, be and he is hereby appointed a Director of the Company.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

9. “Resolved that Mr. Jimmy S.Bilimoria who was appointed by the Board of Directors as an Additional Director of the Company with effect from 25th March, 2009, and who holds office up to the date of the forthcoming Annual General Meeting of the Company in terms of Section 260 of the Companies Act, 1956 (‘the Act’) and in respect of whom the Company has received a notice in writing from a Member under Section 257 of the Act proposing his candidature for the office of a Director of the Company, be and he is hereby appointed a Director of the Company.”
						MGMT	No	DNA	DNA

10. To consider and if thought fit to pass with or without modification the following Resolution as an Ordinary Resolution: “Resolved that Mr. Vittaldas Leeladhar who was appointed by the Board of Directors as an Additional Director of the Company with effect from 24th April, 2009, and who holds office up to the date of the Annual General Meeting of the Company in terms of Section 260 of the Companies Act, 1956, in respect of whom the Company has received a notice in writing from a Member under Section 257 proposing his candidature for the office of a Director of the Company, be and he is hereby appointed Director of the Company.”
						MGMT	No	DNA	DNA

11. “Resolved that pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby consents to Mr. P. T. Siganporia, Managing Director of the Company holding and continuing to hold an office or place of profit under an overseas subsidiary of the Company namely Tata Tea(GB) Ltd.from 1st February, 2009 to 30th June, 2009 as a Director on a basic salary in the region of 5200,000 to £300,000 per annum plus perquisites, allowances, bonuses, benefits and amenities and facilities as set out in the Explanatory statement annexed hereto as are applicable to an employee in his grade such increases in salary, perquisites, allowances, bonuses, benefits, amenities and facilities as may be decided by the Board of Directors of Tata Tea(GB) Ltd. from time to time.”
						MGMT	No	DNA	DNA

12. “Resolved that, subject to the approval of Central Government and in accordance with the provisions of Sections 269,309,310 and 31 1 and other applicable provisions, if any, read with Schedule Xlll of the companies Act, 1956, the Company hereby approves the re-appointment and remuneration payable to Mr. P. T. Siganporia who was re-appointed by the Board of Directors as Managing Director of the Company for a period of two years with effect from 1st July, 2009, upon the terms and conditions set out in the draft Agreement between the Company and Mr. Siganporia, submitted to this meeting and for the purpose of identification initialed by a Director which Agreement is hereby specifically approved with liberty to the Board of Directors to alter and vary the terms and conditions of the said appointment and remuneration in such manner and to such extent as may be agreed between the Board of Directors and Mr. Siganporia so as not to exceed the limits set out m Schedule Xlll of the Companies Act, 1956 including any amendments thereto.”
						MGMT	No	DNA	DNA

13. “Resolved that pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby consents to Mr. P.T.Siganporia, Managing Director of the Company holding and continuing to hold an office or place of profit under an overseas subsidiary of the Company, Tata Tea (GB) Ltd.from 1st July, 2009 to 30th June,2011 as a Director on a basic salary in the region of £200,000 to £400,000 per annum as reduced by the remuneration payable to Mr.Siganporia by Tata Tea Ltd. in accordance with resolution at Item No. 12 above plus perquisites, allowances, bonuses, benefits, amenities and facilities as set out in the Explanatory statement annexed hereto as are applicable to an employee in his grade with such increases in salary, perquisites, allowances, bonuses, benefits, amenities and facilities as may be decided by the Board of Directors of Tata Tea (GB) Ltd.from time to time.”
						MGMT	No	DNA	DNA

14. “Resolved that in accordance with the provisions of Sections 269,309,310 and other applicable provisions, if any, read with Schedule Xlll of the Companies Act, 1956, the Company hereby approves the re-appointment and terms of Remuneration of Mrs. Sangeeta Talwar who was re-appointed by the Board of Directors as a Whole time Executive Director of the Company for a period of five years with effect from 1st July, 2009, upon the terms and conditions set out in the Agreement between the Company and Mrs. Talwar , submitted to this meeting and for the purpose of identification initialed by a Director which Agreement is hereby specifically approved with liberty to the Board of Directors to alter and vary the terms and conditions of the said appointment and/or Agreement in such manner and to such extent as may be agreed between the Board of Directors and Mrs. Talwar so as not to exceed the limits set out in Schedule Xlll of the Companies Act, 1956 including any amendments thereto.”
						MGMT	No	DNA	DNA

15. “Resolved that pursuant to the provisions of Section 309 and other applicable provisions, if any, of the Companies Act, 1956,a sum not exceeding 1% of the net profits of the Company per annum computed in the manner prescribed in Section 309 (5) of the Companies Act, 1956, in respect of the profits of the Company for each of the five financial years commencing from 1st April, 2009 be determined and distributed as commission amongst the Directors of the company or some of them (other than the Managing Director and the Whole time Directors) in such manner as may be decided and directed by the Board of Directors of the Company.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

16. To consider and if thought fit to pass with or without modification, the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 257 of the Companies Act, 1956, Mr. Ramji Lal Choudhary be and he is hereby appointed a Director of the Company.”
						MGMT	No	DNA	DNA
INDIAN OIL CORPORATION LIMITED	IOCL IN	6253767 IN	9/14/2009	Mumbai
1. To receive, consider and adopt the audited Profit and Loss Account for the year ended March 31, 2009 and the Balance Sheet as on that date together with Reports of the Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To declare the dividend for the year 2008-09.	MGMT	Yes	For	For
					3. To appoint a Director in place of Shri B.N.Bankapur, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Shri SSundareshan, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Shri Anand Kumar, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					6. To appoint a Director in place of Prof.(Dr.) lndira J.Parikh, who retires by rotation and being eligible, offers herself for reappointment.	MGMT	Yes	For	For
					7. To appoint a Director in place of Shri B.M.Bansal, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
AXIS BANK LIMITED	AXSB IN	6136482	9/9/2009	Postal Ballot
1. “RESOLVED THAT approval of the members of the Bank is hereby given to the appointment of Smt. Shikha Sharma as the Managing Director and Chief Executive Officer (CEO) of the Bank for a period of 3 years with effect from 1st June, 2009 and also for payment of compensation by way of salary and perquisites to Smt. Shikha Sharma as the Managing Director and CEO of the Bank
						MGMT	No	DNA	DNA

2. “RESOLVED THAT subject to the applicable provisions of the Companies Act, 1956 and the Banking Regulation Act, 1949 and subject to the provisions of the Articles of Association of the Bank as also subject to approval by the Reserve Bank of India, approval of the members of the Bank is hereby given for appointment of Shri M. M. Agrawal as the Deputy Managing Director (Designate) of the Bank for the period August, 2009 till 31” August, 2010, the last day of the month in which he reaches the age of superannuation.”
						MGMT	No	DNA	DNA

3. “RESOLVED THAT pursuant to Section 259 and other applicable provisions, if any, of the Companies Act, 1956 and subject-to approval of the Central Government, the maximum strength of the Board of Directors of the Bank be increased from twelve members to fifteen members.”
						MGMT	No	DNA	DNA

4. “RESOLVED THAT pursuant to Section 31 and other applicable provisions of the Companies Act, 1956, the existing Articles of Association of the Company be and are hereby altered in the following manner : (i) In Article 88, the word “Twelve” be replaced by the word “Fifteen.” (ii) In Article 89 (lo), the existing second paragraph be replaced with the following paragraph : “Provided that any increase in the number of Directors as fixed by Article 88 of these Articles shall not have effect unless approved by the Regulatory Agencies whose approval is required under any law for the time in force.” (iii) The words ‘Whole-time/Executive Director) wherever appearing in Articles 118 (2a), 118(3) and 118(4) of the Articles of Association, be replaced by the words ‘Whole-time/Executive/Joint Deputy Managing Director).
						MGMT	No	DNA	DNA

5. “RESOLVED THAT pursuant to the provisions of Section 81 and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof) and in accordance with the provisions of the Memorandum and Articles of Association of Axis Bank Limited (the “Bank”) and the regulations/ guidelines, if any, prescribed by the Government of India, Reserve Bank of India, Securities and Exchange Board of India or any other relevant authority, whether in India or abroad, from time to time, to the extent applicable and subject to approvals, consents, permissions and sanctions as might be required and subject to such conditions as might be prescribed while granting such approvals, consents, permissions and sanctions, the Board of Directors of the Bank (hereinafter referred to as the “Board”, which term shall be deemed to include any Committee(s) constituted to be constituted by the Board to exercise its power including the powers conferred by this Resolution) is hereby authorised on behalf of the Bank, to create, offer, issue and allot (including by way of Preferential Allotment, Private Placement (including allotment to qualified institutional buyers by way of Qualified Institutional Placement in terms of the Chapter Xlll — A of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000), equity shares and/or equity shares through depository receipts and/or securities convertible into equity shares at the option of the holder(s) of such securities, and/ or any instruments or securities representing either equity shares and/or
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

convertible securities linked to equity shares (all of which are hereinafter collectively referred to as “Securities”), to all eligible investors, including residents and/or non-residents and/or institutions/banks and/or incorporated bodies and/or individuals and/ or trustees and/or stabilizing agent or otherwise, and whether or not such investors are Members of the Bank, through one or more prospectus and/or letter of offer or circular, and/or Preferential Allotment and/or private preferential placement basis, for, or which upon exercise or conversion of all Securities so issued and allotted could give rise to the issue of equity shares not exceeding 7,14,28,570 equity shares, as amended by the resolutions of the shareholders of even date such issue and allotment to be made at such time or times, in one or more tranche or tranches, at such price or prices, at market price) or at a discount or premium to market price) including at the Board’s discretion under relevant rules, regulations and guidelines of the relevant authority, in such manner, including allotment to stabilizing agent in terms of green shoe option, if any, exercised by the Bank, and where necessary in consultation with the Book Running Lead Managers and/or Underwriters and/or Stabilizing Agent and/ or other Advisors or otherwise on such terms and conditions, including issue of Securities as fully or partly paid, making of calls and manner of appropriation of application money or call money, in respect of different class(es) of investor) and/or in respect of different Securities, as the Board may in its absolute discretion decide at the time of issue of the Securities.”

BHARAT PETROLEUM CORPORATION LIMITED	BPCL IN	6099723 IN	9/8/2009	Mumbai
1) To receive, consider and adopt the Accreted Profit & Loss Account for the year ended 31st March, 2009, the Balance Sheet as at that date and the Reports of the Board of Directors and the Statutory Auditors and the Comments of the Comptroller & Auditor General of India thereon
						MGMT	Yes	For	For
					2) To declare dividend.	MGMT	Yes	For	For

3) To appoint a Director in place Prof. N.Nkiteswaran, Director who retires by rotation in pursuance of Section 25 of the Companies Act, 1956. Prof. N. Venkiteswaran, being eligible, offers himself for reappointment.
						MGMT	Yes	For	For

4) To appoint a Director in place of SM P. K. Sinha, Additional Secretary & Financial Advisor, Ministry of Petroleum and Natural Gas, who retires by rotation in pursuance of Section 256 of the Companies Act 1956. Shri P. K. Sinha, being eligible, offers himself for re-appointment.
						MGMT	Yes	For	For

5) “RESOLVED THAT pursuant to Section 257 and other applicable provisions, if any, of the Companies Act, 1956, Shri T. Balakrishnan,. Principal Secretary, Industries & Commerce, Government of Keralabe and is hereby appointed as Director of the Company.
						MGMT	Yes	For	For
LARSEN AND TOUBRO LIMITED	LT IN	B0166K8	8/28/2009	Mumbai	1) To consider and adopt the Balance Sheet as at March 31, 2009, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon;	MGMT	Yes	For	For
					2) To declare a dividend on equity shares;	MGMT	Yes	For	For
					3) To appoint a Director in place of Mr. S. N. Talwar, who retires by rotation and is eligible for reappointment;	MGMT	Yes	For	For
					4) To appoint a Director in place of Mr. K. V. Rangaswami, who retires by rotation and is eligible for re-appointment;	MGMT	Yes	For	For

5) “RESOLVED THAT Mr. Thomas Mathew T, who was appointed as a Director in casual vacancy and holds office up to the date of this Annual General Meeting of the Company, and is eligible for appointment, and in respect of whom the Company has received a notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of a Director, be and is hereby appointed as a Director.”
						MGMT	Yes	For	For
					6) To appoint a Director in place of Mr. M. V. Kotwal, who retires by rotation and is eligible for reappointment;	MGMT	Yes	For	For
					7) To appoint a Director in place of Mr. V. K. Magapu, who retires by rotation and is eligible for reappointment;	MGMT	Yes	For	For
					8) To appoint a Director in place of Mr. R. N. Mukhija, who retires by rotation and is eligible for reappointment;	MGMT	Yes	For	For

9) To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY Resolution the following: “RESOLVED THAT Mr. S. Bindra who was appointed as an Additional Director and holds office up to the date of this Annual General Meeting of the Company, and is eligible for appointment, and in respect of whom the Company has received a notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of a Director, be and is hereby appointed as a Director.”
						MGMT	Yes	For	For

10) “RESOLVED THAT in accordance with the provisions of Section 81(1A) and other applicable provisions, if any of the Companies Act, 1956, Foreign Exchange Management Act, 1999, Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (‘SEBI Guidelines’), Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed, enabling provisions in the Memorandum and Articles any other applicable laws, rules and regulations (including any amendments thereto or re-enactments thereof for the time being in force) and subject to such approvals, consents, permissions and sanctions of the Securities and Exchange Board of India (SEBI), Government of India (GOI), Reserve Bank of India (RBI) and all other appropriate and/or concerned authorities, or bodies and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to be the Board of Directors of the Company(‘ Board’)
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

(which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution), the Board be and is hereby authorized to offer, issue and allot, by way of Qualified Institutional Placement (‘QIP’), to Qualified Institutional Buyers (‘QIB’) in terms of Chapter XIII-A of the SEBI Guidelines, whether or not such investors are members of the Company, through one or more placements of equity shares fully convertible debentures (FCDs)/partly convertible debentures (PCDs)/non-convertible debentures (NCDs) with warrants or any securities (other than warrants) which are convertible into or exchangeable with equity shares at a later date (herein referred to as “Securities”) not exceeding US$600 mn or INR 2400 crore, if higher (including green shoe option), as the Board may determine in accordance with the SEBI Guidelines and where necessary in consultation with the Lead Managers, Underwriters, Merchant Bankers, Guarantors, Financial and/or Legal Advisors, Rating Agencies Advisors, Depositories, Custodians, Principal Paying/Transfer/Conversion agents, Listing agents, Registrars, Trustees, Printers, Auditors, Stabilizing agents and all other Agencies Advisors.

RESOLVED FURTHER THAT this QIP issue shall be completed within 12 months from the date of this Annual General Meeting.
RESOLVED FURTHER THAT the Equity Shares so issued shall rank pari passu with the existing Equity Shares of the Company in all respects.
RESOLVED FURTHER THAT the Board be and is hereby authorised to delegate all or any of the powers herein conferred in such manner as they may deem fit.”

11) To appoint Auditors and fix their remuneration and for that purpose to pass with or without modification(s), as a SPECIAL RESOLUTION the following: “RESOLVED THAT the Company’s Auditors, MIS Sharp & Tannan, Chartered Accountants, who retire but, being eligible, offer themselves for reappointment, be and are hereby re-appointed as Auditors of the Company including all its branch offices for holding the office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting at a remuneration of Rs. 68,00,000/- (Rupees Sixty Eight Lacs Only) exclusive of service tax, traveling and other out of pocket expenses.”
						MGMT	Yes	For	For
JAGRAN PRAKASHAN LIMITED	JAGP IN	B0XNYM5 IN	8/21/2009	Kanpur
1. To receive, consider and adopt the Audited Balance Sheet as at 31 March 2009 and the Profit & Loss Account for the year ended on that date together with the Report of Board of Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To appoint a Director in place of Mr. Sunil Gupta, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Sir Anthony J.F. O’Reilly, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Anuj Puri, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Bharatji Agrawal, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Mr. Kishore Biyani, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					7. To declare final dividend on Equity shares for the financial year 2008-09.	MGMT	No	DNA	DNA
					8. To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of next Annual General Meeting of the Company and to fix their remuneration:	MGMT	No	DNA	DNA

“RESOLVED THAT MIS. Price Waterhouse, Chartered Accountants, the Auditors of the Company, retiring at the conclusion of the Annual General Meeting, being eligible and offering themselves for re-appointment be and are hereby re-appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of next Annual General Meeting of the Company on the remuneration to be decided by the Board of Directors and actual out of pocket expenses.”

NEYVELI LIGNITE CORPORATION LTD	NLC IN	6374895 IN	9/3/2009	Chennai
1. To receive, consider and adopt the audited Profit and Loss Account for the year ended 31 March, 2009 and the Balance Sheet as on that date together with the report of the Board of Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in the place of Shri. J.N.Prasanna Kumar, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in the place of Shri.Ravindra Sharma, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in the place of Shri.P.K.Choudhury, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in the place of Prof.S.Sadagopan, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					7. To appoint a Director in the place of Dr.Krishna Kumar, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					8. “RESOLVED that Dr.Rajiv Sharma, be and is hereby appointed as a Director of the Company liable to retire by rotation”.	MGMT	No	DNA	DNA
CIPLA LIMITED	CIPLA IN	B011108 IN	8/26/2009	Mumbai
1. To consider and adopt the Balance Sheet as at 31st March 2009, the Profit and Loss Account for the year ended on that date together with the schedules annexed thereto as well as the reports of the Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare Dividend for the year ended 31st March 2009.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr.S.A.A. Pinto who retires by rotation and being eligible, offers himself for reappointment	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr.V.C. Kotwal who retires by rotation and being eligible, offers himself for reappointment	MGMT	Yes	For	For
5. To consider and, if thought fit, to pass with or without modifications, the following resolution, as an Ordinary Resolution:

“RESOLVED THAT M/s.R.G.N.Price&Co.,Chartered Accountants, Mumbai be and are hereby appointed as Joint Statutory Auditors of the company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting upon such remuneration, taxes and out of pocket expenses, as may be fixed by the Board of Directors of the company in mutual consultation with the Auditors. RESOLVED FURTHER THAT the Board of Directors be and are hereby authorised to appoint Auditors for the Company’s branch offices(s) in terms of section 228 of the Companies Act, 1956 in consultation with the Auditors of the company to examine and audit the accounts for the financial year ended 2009-10 on such remuneration, terms and conditions as the Board of Directors may deem fit
						MGMT	Yes	For	For
BRANDHOUSE RETAILS LIMITED	BRET IN	B2RKGW0	9/11/2009	Postal Ballot
To consider and if thought fit, to pass through Postal Ballot, the following Resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 17 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force) and subject to the approvals, permissions and sanctions from the appropriate authorities, if any, the main objects in the objects clause of the Memorandum of Association of the Company be and are hereby altered by substitution of the following new clauses 1,2 and 3 in place of the existing clauses 1,2 and 3 of the main object clause III of the Memorandum of Association of the Company. 1. To establish, promote, manage and retail multiple brands as well as stores and other outlets, dealing in single or multiple brands of garments, fabrics, accessories, foods and other consumer products and for such purpose to act as a brandowner, licensee, franchisee, representative or distributor.
						MGMT	Yes	For	For

2. To carry on the business of retailing, manufacturing, whole selling, buying, selling, designing, developing, importing, exporting, improving, assembling, distributing all kinds of suiting, shirting, cotton and man made synthetics, woolen, knitted fabrics, household goods, apparel, accessories, home textiles and fashion accessories.
						MGMT	Yes	For	For

3. To carry on the business of preparing, bleaching, dyeing, printing of cotton, woolen, man made fabrics, household linen and apparel making of all types and to carryon the business of calendaring, bleaching, dyeing, printing, knitting, finishing, packing, folding, manufacturing, buying, selling, agency, importing, exporting, converting, altering, otherwise dealing and processing in cotton, textiles, woolen and other type of clothes, yarns, fibers and fabrics whether synthetic, blended, artificial or natural and whether grey, semi-finished or finished and utilize any waste arising there from.”
						MGMT	Yes	For	For
UTV SOFTWARE COMMUNICATIONS LIMITED	UTV IN	B06CRH5	9/4/2009	Mumbai
1 To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2009 and the Profit and Loss Account for the financial year ended on that date and Reports of Directors and Auditors thereon
						MGMT	Yes	For	For
					2 To appoint a Director in place of Mr. Darius Shroff, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					3 To appoint a Director in place of Mr. Suketu Shah, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For

4 To appoint M/s. Price Waterhouse & Co., Chartered Accountants, Mumbai as Statutory Auditors of the Company from the conclusion of this meeting until the conclusion of the next Annual General meeting and to authorise the Board of Directors to fix their remuneration.
						MGMT	Yes	For	For

5. To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution “RESOLVED THAT Mr. Prem Mehta, who was appointed as an Additional Director of the Company by the Board of Directors with effect from November 6, 2008 and who holds office in terms of the provisions of Section 260 of the Companies Act, 1956 up to the date of this meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956, along with a deposit of Rs.500/- from a shareholder intimating his intention to propose Mr. Prem Mehta as a candidate for the office of a Director, be and is hereby appointed as the Director of the Company liable to retire by rotation.
						MGMT	Yes	For	For

6. To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution “RESOLVED THAT Mr. Narendra Ambwani, who was appointed as an Additional Director of the Company by the Board of Directors with effect from March 27,2009 and who holds office in terms of the provisions of Section 260 of the Companies Act, 1956 up to the date of this meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956, along with a deposit of Rs.500/- from a shareholder intimating his intention to propose Mr. Narendra Ambwani as a candidate for the office of a Director, be and is hereby appointed as the Director of the Company liable to retire by rotation.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

7. To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution “RESOLVED THAT Mr. Kevin Mayer, who was appointed as an Additional Director of the Company by the Board of Directors with effect from March 27,2009 and who holds office in terms of the provisions of Section 260 of the Companies Act, 1956 up to the date of this meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956, along with a deposit of Rs.500/- from a shareholder intimating his intention to propose Mr. Kevin Mayer as a candidate for the office of a Director, be and is hereby appointed as the Director of the Company.
						MGMT	Yes	For	For

8. To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution (The resolution is proposed to be passed by way of Postal Ballot) “RESOLVED THAT pursuant to the provisions of Section 293(1) (a) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactments thereof) the Company hereby accords its consent to the Board of Directors to mortgage and/or charge, in addition to the mortgages/charges created/ to be created by the Company in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the immovable/movable properties of the Company, both present and future and/or the whole of any part of the undertaking(s) of the Company together with the power to take over the management of business and concern of the company in certain events of default, in favour of SBICAP Trustee Company Limited / Lenders for securing the borrowings of the Company availed/to be availed by way of loan(s) (in foreign currency and/or in rupee currency ) and securities (comprising of fully/partly convertible debentures and/or secured premium notes and/or floating rates notes/ bonds or other debt instruments),issued/to be issued by the company, from time to time, in one or more tranches, subject to the limits of Rs. 1000 crores as approved under Section 293(1) (d) of the Companies Act, 1956 together with interest at the respective agreed rates, additional interest in case of default, accumulated interest, liquidated damages, commitment charges, premium in pre-payment, remuneration of the agent(s) and/or trustee (s), premium (if any) on redemption, all other costs, charges and expenses, including any increase as a result of devaluation/revaluation/ fluctuation in the rates of exchange and all other monies payable by the Company in terms of the respective loan agreement(s), heads of agreement(s), trust deed (s) or any other document entered into/ to be entered into between the Company and SBICAP Trustee Company Limited / Lenders in respect of the said loans/borrowings/ and continuing such specific terms and conditions and covenants in respect of enforcement of security as may be stipulated in that behalf and agreed between the Board of Directors of any committees thereof and SBICAP Trustee Company Limited / Lenders.
						MGMT	Yes	For	For

9. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution “RESOLVED THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”), and the provisions of Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (“the Guidelines”) or any statutory amendment or re-enactment thereof, provisions of the Memorandum of Association and Articles of Association of the Company, Listing Agreements entered into by the Company with the Stock Exchanges where the securities of the Company are listed, approval of Reserve Bank of India, if any, and provisions of any other applicable laws and regulations, and subject to any applicable approvals, permissions and sanctions of any statutory authorities and subject to further such conditions and modifications as may be prescribed or imposed by such authorities while granting such approvals, permissions and sanctions and which may be agreed to by the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall include Committee including ‘Compensation Committee’ constituted by the Board to exercise the powers including powers conferred by this resolution), consent of the Company be and is hereby accorded to the Board to grant, offer issue and allot, in one or more tranches, up to 10,00,000 equity shares of Rs. 10 each of the Company to the present and future permanent employees, Directors of the Company (hereinafter collectively referred to as the “Employees”), as may be decided by the Board, in the form of options (hereinafter collectively referred to as “Securities”) under the “UTV Employees Stock Option Scheme 2009” (hereinafter referred to as “the Scheme”) at such price and on such terms and conditions as may be determined by the Board in accordance with the Guidelines or any other applicable provisions.
						MGMT	Yes	For	For
NETWORK 18 MEDIA AND INVESTMENTS LTD	NETM IN	B1JRSGO	8/28/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2009 and the Profit and Loss Account of the Company for the year ended March 31, 2009, together with the Report of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To appoint a Director in place of Mr. Manoj Mohanka who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

3. To appoint M/s G.S. Ahuja & Associates, Chartered Accountants as Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of next Annual General Meeting and to fix their remuneration.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

WELSPUN GUJ STAHL ROHREN LTD	WGS IN	B07PYG1	9/4/2009	Gujarat	1. To receive, consider and adopt the Balance Sheet as at 31st March, 2009 and the Profit and Loss Account for the year ended on that date and the Report of Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To consider declaration of dividend on Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Rajesh Mandawewala, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Ramgopal Sharma, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Nirmal Gangwal, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To consider and approve re-appointment of M/s. MGB & Co., Chartered Accountants as Statutory Auditors, who retires at the meeting and being eligible, offer themselves for re-appointment.	MGMT	No	DNA	DNA

7. Mr. Asim Chakraborty be and is hereby appointed as a director of the Company for a period of 5 years w.e.f. 20th April 2009, subject to be liable for retirement by rotation u/s. 255 & 256 of the Companies Act;1956,
						MGMT	No	DNA	DNA
POWER GRID CORPORATION OF INDIA LIMITED	PWGR IN	B233HS6	9/9/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet as at 31st March, 2009, the Profit & Loss Account for the financial year ended on that date together with Report of the Board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To note the payment of interim dividend and declare Final Dividend for the Financial year 2008-09	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. A. S. Narag, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri A d K. Ugarwtll who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Shri F. A. Vandrevala, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Shri S. C. Tripathi , who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					7. To fix the remuneration of the Auditors.	MGMT	No	DNA	DNA
HOUSING DEVELOPMENT AND INFRASTRUCTURE LTD	HDIL IN	B1RPZ09 IN	9/4/2009	Mumbai
1. To consider and adopt the Audited Profit and Loss Account of the Company for the year ended on 31st March, 2009 and the Balance Sheet as at date together with the report of the Auditor’s and Directors’ thereon.
						MGMT	Yes	For	For
					2. To appoint Director in place of Mr. Waryam Singh, who retires by rotation at this meeting and being eligible offers himself for re-appointment.	MGMT	Yes	For	For
					3. To appoint Director in place of Mr. Ashok Kumar Gupta, who retires by rotation at this meeting and being eligible offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint Director in place of Mr. Surinder Kumar Soni, who retires by rotation at this meeting and being eligible offers himself for re-appointment.	MGMT	Yes	For	For

5. To appoint M/s. Thar & Co., Chartered Accountants, Mumbai, as Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	Yes	For	For

6. To consider and if thought fit, to pass, with it without modification(s), the following resolution as Special Resolution : “RESOLVED THAT pursuant to the provisions of Section 81 and 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 and the provisions of the Foreign Exchange Management Act, 2000, as amended (“FEMA”), Foreign Exchange Management (Transfer or issue of Security by a Person Resident Outside India) Regulations, 2000 as amended, the Issue of Foreign Currency Convertible Bonds and Ordinary Shares
						MGMT	Yes	For	For
YES BANK LIMITED	YES IN	B06LL92	9/3/2009	Mumbai	I. To consider and adopt the audited Balance Sheet as at 3 1st March, 2009, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To appoint a Director in place of Mr. S. L. Kapur, who retires by rotation and being eligible, offers himself for .a re-appointment.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Arun K. Mago, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

4. To appoint MIS. B S R & Co., Chartered Accountants, the retiring Auditors of the Bank, as the Auditors of the Bank to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at a remuneration to be decided by the Board of Directors or any Committee thereof.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED that, subject to the enabling provisions of the Banking Regulation Act, 1949, Companies Act, 1956, and pursuant to the approval of Reserve Bank of India, approval is hereby by given for the revision of remuneration of Mr. Rana Kapoor, Managing Director & CEO with effect from April 1,2008 on the following terms: Particulars Remuneration to MD & CEO 65,77,5001- per annum Basic Salary 30,62,5001- per annum Dearness allowance (fixed) 1 1,60,0001- per annum
						MGMT	Yes	For	For

6. To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “Resolved that, subject to the enabling provisions of the Banking Regulation Act, 1949. Companies Act, 1956, and pursuant to the approval of Reserve Bank of India, approval is hereby by given for the revision of remuneration of Mr. Rana Kapoor, Managing Director & CEO with effect from April 1, 2009 on the following terms: Particulars Basic Salary 69,06,3751- per annum Dearness allowance (fixed) 32.15.6251- per annum
						MGMT	Yes	For	For

7. “RESOLVED that subject to the enabling provisions of the Banking Regulation Act, 1949, Companies Act, 1956 and pursuant to the approval of Reserve Bank of India, Mr. Rana Kapoor be re-appointed as the Managing Director and Chief Executive Officer of the Bank for the period September I, 2009 to August 3 I, 20 12, and that he shall be entrusted with the management of the whole affairs of the Bank. RESOLVED further that the approval of the members of the Bank is hereby given for payment of the remuneration by way of salary and perquisites to Mr. Rana Kapoor, as the Managing Director and CEO of the Bank w.e.f. September 1,2009, as he would be entitled to as on August 3 I, 2009.”
						MGMT	Yes	For	For
JINDAL STEEL AND POWER LTD	JSP IN	6726816	9/4/2009	Haryana
1. To consider and if thought fit, to pass, with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 13, 16, 94(l)(a) and e), 97 and other applicable Company be and is hereby given to: provisions of the Companies Act, 1956 and Articles 4 and 9 of Articles of Association of the Company, i) reclassify the authorized share capital of the Company by cancellation of 1,00,00,000 (one crore) Preference Shares of Rs. 100 (Rupees one hundred only) each and simultaneous creation of fresh 100,00,00,000 (one hundred crores) Equity Shares of Rs. 1 (Rupee one only) each; and ii) increase the authorized share capital of the Company to Rs. 200,00,00,000/- (Rupees two hundred crores only) by creation of additional 80,00,00.000 (eighty crores) Equity Shares of Rs. 1 (Rupee one only) each; and iii) substitute Clause V of Memorandum of Association of the Company with the following new Clause, viz., V. The Authorized Share Capital of the Company is Rs. 200,00,00,000 (Rupees two hundred crores only) divided into 200,00,00,000 (two hundred crores) Equity Shares of Rs.1 (Rupee one only) each.
						MGMT	No	DNA	DNA

2. To consider and if thought fit, to pass, with or without modification(s) the following resolution as a Special Resolution: - “RESOLVED BY WAY OF SPECIAL RESOLUTION that pursuant to Section 31 and other applicable provisions of the Companies Act, 1956, Article 3 of Articles of Association of the Company be altered by substituting in its place the following new Article, viz., Article 3. “The Authorised Share Capital of the Company shall be such as given in Clause V of Memorandum of Association of the Company as altered, from time to time.”
						MGMT	No	DNA	DNA
NTPC LIMITED	NATP IN	B037HF1	9/17/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2009 and Profit & Loss Account for the financial year ended on that. date together with Report of the Board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To confirm payment of interim dividend and declare final dividend for the year 2008-09.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri Chandan Roy, who retires by rotation and, being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri R.K. Jain, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Shri A.K. Singhal, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Shri M.N. Buch, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					7. To fix the remuneration of the Auditors.	MGMT	No	DNA	DNA
8. To consider and, if thought fit, to pass with or without modification(s), the following resolutions as Special Resolution:

“RESOLVED THAT pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 or any amendment, modification or Super session thereof, the existing Article 61 and Article 62 of the Articles of Association of the Company be and are hereby altered by substituting with the following Article 61 and Article 69 respectively:- Accounts to be audited annually Article 61: Once at least in every financial year the accounts of the Company shall be examined and a report on the true and fair view of the state of affairs in case of the Balance Sheet and of the profit or loss in case of Profit & Loss Account as per Section 997 of the Act shall be given by one or more auditors. Appointment of auditors Article 69: The Auditor Auditors of the Company shall be appointed or re-appointed by the Comptroller and Auditor General of India in accordance with the provisions of Section 61 9 of the Act.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

GAIL INDIA LIMITED	GAIL IN	6133405	9/8/2009	New Delhi
1 To receive, consider and adopt the audited Balance Sheet as at 31st March, 2009, Profit & Loss Account for the year ended 31st March, 2009, Directors’ Report, Auditors’ Report and the comments thereupon of Comptroller & Auditor General of lndia
						MGMT	No	DNA	DNA

2. To declare final dividend of 30% (Rs. 3/- per share) on the paid-up equity share capital of the Company for the year ended 31” March, 2009 as recommended by the Board and confirm the interim dividend of 40% (Rs. 4 / per share) already paid in the month of February, 2009.
						MGMT	No	DNA	DNA
					3 To appoint a Director in place of Shrl AK Purwaha, who retires by rotation, and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					4 To appoint a Director In place of Shrl S Sundareshan, who retires by rotation, and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA

5. To authorize Board of Directors of the Company to fix remuneration of the Statutory/Branch Auditors of the Company in terms of the provisions of section 224(8) of the Companies Act, 1956 and to pass the following resolution, with or without modification(s), as Ordinary Resolution :
						MGMT	No	DNA	DNA

6. “RESOLVED THAT in accordance with the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Prof Contractor, who was appointed as an Additional Director w.e.f. 04.09.2008, pursuant to the provisions of section 260 of the Companies Act, 1956, by the President of lndia vide letter No. 31 024/27/2006-CA dated 04.08.2008 be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA

7. “Resolved That in accordance with the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Shrl Apurva Chandra, who was appointed as an Additional Director we f 23 01 2009, pursuant to the provisions of section 260 of the Companies Act, 1956, by the President of India letter
						MGMT	No	DNA	DNA
MERCATOR LINES LIMITED	MRLN IN	B05H3T5	9/24/2009	Mumbai
1. To receive, consider, and adopt the audited balance sheet as at March 31st, 2009, the Audited Profit and Loss Account for the year ended on that date, together with the Reports of the Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on Equity share capital	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. M.G Ramkrishna	MGMT	Yes	For	For
					4. To appoint Auditors to hold the office from the conclusion of this meeting until the next Annual General Meeting and to fix their remuneration	MGMT	Yes	For	For
IVRCL INFRA AND PROJECTS LTD	IVRC IN	B10SSR3	9/9/2009	Hyderabad
1. To receive, consider and adopt the Profit & Loss Account for the year ended March 31, 2009, the Balance Sheet as at that date and the Reports of the Board of Directors and the Auditors attached thereto.
						MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA

3. To appoint a Director in place of Mr. E. Ella Reddy, Director, who retires by rotation under Art.121 of the Articles of Association of the Company and being eligible, offers himself for reappointment.
						MGMT	No	DNA	DNA

4. To appoint a Director in place of Mr. E. Sunil Reddy, Director, who retires by rotation under Art.121 of the Articles of Association of the Company and being eligible, offers himself for re-appointment.
						MGMT	No	DNA	DNA

5. To appoint a Director in the place of Mr. T. R. C. Bose, Director, who retires by rotation under Art.121 of the Articles of Association of the Company and being eligible, offers himself for reappointment.
						MGMT	No	DNA	DNA

6. To appoint Auditors and fix their remuneration. To consider and pass the following resolution with or without modifications as an ordinary resolution: “RESOLVED THAT M/s. Deloitte Haskins &Sells, and M/s. Chaturvedi & Partners, Chartered Accountants, the retiring Joint Statutory Auditors be and are hereby reappointed as Joint Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next annual general meeting at such remuneration as may be determined by the Board of Directors of the Company.”
						MGMT	No	DNA	DNA
					7. To appoint Dr. Lingireddy Srinivasa Reddy as a Director of the Company	MGMT	No	DNA	DNA
					8. To reappoint Mr. E. Sudhir Reddy as Chairman &Managing Director of the Company:	MGMT	No	DNA	DNA
					9. To approve the remuneration to Mr. R. Balarami Reddy, Executive Director-Finance & Group CFO.	MGMT	No	DNA	DNA
					10. To approve the remuneration to Mr. K. Ashok Reddy, Executive Director	MGMT	No	DNA	DNA
					11. Amendment to IVRCL-ESOP 2007 Scheme:	MGMT	No	DNA	DNA

(a) Grant of Options to the employees of the company under ESOP-2007 and (b) Grant of options to the employees of subsidiaries of IVRCL Infrastructures & Projects Limited under ESOP-2007: 1) Price: The price at which the options which are convertible into equity shares of nominal value of Rs.21- per share shall be at a price which is 50% of the closing price recorded on National Stock Exchange of lndia Ltd. (NSE) on the date of such grant and on such terms and conditions as may be specified and determined by the Board/Compensation Committee.

					12. Keeping of Register of Members etc at the office of the Registrar & Transfer Agents to the company	MGMT	No	DNA	DNA
BHARAT HEAVY ELECTRICALS LIMITED	BHEL IN	6129523	9/17/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet of the Company as at 31st March, 2009 and the Profit & Loss Account for the financial year ended on that date together with the Directors’ Report and Auditors Report thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					3. To appoint a Director in place of Shri Anil Sachdev, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri B P Rao, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To fix the remuneration of the Auditors.	MGMT	No	DNA	DNA

6. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri Ashok Kumar Basu, who was appointed as an Additional Director pursuant to Article 67(iv) of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f. 22nd June, 2009 to hold Office up to the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing, from the Director himself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company.”
						MGMT	No	DNA	DNA

7. “RESOLVED THAT Shri M A Pathan, who was appointed as an Additional Director pursuant to Article 67(iv) of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f. 22nd June, 2009 to hold Office up to the date of this Annual General Meeting and in respect of whom, the Company has receive a notice in writing, from the Director himself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company.”
						MGMT	No	DNA	DNA

8. “RESOLVED THAT Smt. Reva Nayyar, who was appointed as an Additional Director pursuant to Article 67(iv) of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f. 22nd June, 2009 to hold Office up to the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing, from the Director herself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company .”
						MGMT	No	DNA	DNA

9. “RESOLVED THAT Shri Rajiv Bansal, who was appointed as an Additional Director pursuant to Article 67(iv) of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f. 14th July, 2009 to hold Office up to the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing, from the Director himself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company.”
						MGMT	No	DNA	DNA

10. To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri Saurabh Chandra, who was appointed as an Additional Director pursuant to Article 67(iv) of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f. 20th July, 2009 to hold Office up to the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing, from the Director himself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company.”
						MGMT	No	DNA	DNA
SAGAR CEMENTS LIMITED	SGC IN	6313229	9/17/2009	Hyderabad
I. To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2009 and the Balance Sheet as at that date together with the Reports of the Board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. S.Anand Reddy, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri K.Thanu Pillai, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint Auditors for the company to hold office from the conclusion of the Annual General Meeting till the conclusion of the next Annual General Meeting and to fix their remuneration.	MGMT	No	DNA	DNA
UNITED PHOSPHORUS LTD	UNTP IN	B0L0W35	9/18/2009	Gujarat	1. To consider and adopt the audited Balance Sheet as at 31st March, 2009, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Chirayu R. Amin, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Vikram R. Shroff, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Vino Sethi, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Mr. A. C. Ashar, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					7. To appoint Auditors and fix their remuneration.	MGMT	No	DNA	DNA
SUN PHARMACEUTICALS INDUSTRIES LIMITED	SUNP IN	6582483	9/11/2009	Gujarat	1. To consider and adopt the Balance Sheet as at 31st March, 2009, the Profit & Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri. Dilip S. Shanghvi, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri. Keki M. Mistry, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					5. To re-appoint Messrs. Deloitte Haskins & Sells, Chartered Accountants, Mumbai as the Auditors of the Company and to authorise the Board of Directors to fix their remuneration.	MGMT	No	DNA	DNA

6. To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including statutory modification or re-enactment thereof for the time being in force and as may be enacted from time to time and subject to such approvals, permissions and sanctions, if required and as may be necessary, the consent of the Company be and is hereby accorded to Ms. Khyati S. Valia, who is a relative of a Director to hold an office or place of profit under the Company as a Management Trainee or with such designation as the Board of Directors of the Company may, from time to time, decide upon a monthly basic salary and other allowances, benefits, amenities and facilities with effect from February 1,2009 up to the monthly remuneration of Rs.50,000/- or such other permissible total monthly remuneration that may be prescribed in this behalf from time to time under Section 31 4 of the Companies Act, 1956.”
						MGMT	No	DNA	DNA

“FURTHER RESOLVED THAT the Board of Directors of the Company be and is hereby authorised to promote her to higher cadres and/or to sanction her increments and/or accelerated increments within the said cadre or higher cadre as and when the Board of Directors deem fit, subject, however, to the rules and regulations of the Company, in force, from time to time, including with the approval of the Central Government, as may be required, pursuant to the provisions of Section 314(1B) and other applicable provisions of the Companies Act, 1956.”

“RESOLVED FURTHER THAT the Board of Directors of the Company be and they are hereby authorised to take, perform and execute such further steps, acts, deeds and matters, as may be necessary, proper or expedient to give effect to this resolution.” “FURTHER RESOLVED THAT the Board of Directors of the Company be and is hereby authorised to agree to such modification and/or variation as may be suggested by the Central Government while granting its approval.”

ABAN OFFSHORE LIMTIED	ABAN IN	B07Y0K4	9/16/2009	Chennai
1. To receive, consider and adopt the Audited Balance Sheet as at 31st March 2009 and the Profit and Loss Account for the year ended as on that date, together with the reports of the Board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2 To consider and declare a dividend @ 8% p.a. on Non — Convertible Cumulative Redeemable reference Shares for the year ended 31st March 2009.	MGMT	No	DNA	DNA
					3. To consider and declare a dividend @ 9% p.a. on Non Convertible Cumulative Redeemable Preference Shares for the year ended 31st March 2009	MGMT	No	DNA	DNA
					4. To consider and declare a dividend @9.25% p.a. (prorata) on Non Convertible Cumulative Redeemable Preference Shares for the period ended 31st March 2009	MGMT	No	DNA	DNA

5. To consider and declare a dividend @ 180% on the paid up Equity Share Capital of the company for the year ended 31st March 2009 a) Rs.3.60 per fully paid equity share b) Rs.1.80 per partly paid equity share
						MGMT	No	DNA	DNA
					6. To appoint a Director in place of Mr. C.P. Gopalkrishnan who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					7. To appoint a Director in place of Mr. K. Bharathan who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

8. “RESOLVED THAT MIS. Ford, Rhodes, Parks & Co., Chartered Accountants, Chennai be and are hereby re appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of the next Annual General Meeting, to conduct the audit on a remuneration as may be paid on a progressive billing basis, to be agreed between the Auditor and the Board or any committee thereof.”
						MGMT	No	DNA	DNA

9. “RESOLVED THAT Mr. Satish Chandra Gupta, who was appointed as an Additional Director of the Company by the Board on 26.03.2009 and who holds office as per Section 260 of the Companies Act, 1956 up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing pursuant to Section 257 of the Companies Act, 1956, proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA
TITAGARH WAGONS LIMITED	TWL IN	B2PLY43	9/14/2009	Kolkata	1. To consider and adopt the audited Balance Sheet as at 31’ March, 2009, Profit & Loss Account and Cash Flow Statement for the year ended that date and the Reports of Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on Equity Shares for the Financial Year Ended 31st March, 2009.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri D. N. Davar who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri Anoop Sethi who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. “RESOLVED THAT M/s. S. R. Batliboi & Co; Chartered Accountants, the retiring auditors, be and are hereby re-appointed as auditors of the Company to hold office until the conclusion of the next annual general meeting of the Company for auditing the accounts of the Company for the financial year 2009-2010 and the Board of Directors of the Company be and is hereby authorised to fix their remuneration plus other applicable expenses in connection with statutory audit, limited review of financial reports and/or continuous audit and also the remuneration for connected services, as may be decided by the Board, for performing duties other than those referred to hereinabove and the remuneration so fixed may be paid at such intervals during the year as may be decided by the Board/Committee of the Board.”
						MGMT	No	DNA	DNA

6. To consider and if thought fit to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri N. K. Mittal, who was appointed as an Additional Director by the Board of Directors on 3rd June 2009 and holds office up to the date of this Annual General Meeting and in respect of whom a notice under Section 257 has been received from a member signifying his intention to propose Shri N. K. Mittal’s candidature for the office of the Director, be and is hereby appointed as Director of the Company who shall be liable to retirement by rotation.”
						MGMT	No	DNA	DNA

7. “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309 read with Schedule Xlll and other enabling provisions of the Companies Act, 1956 (‘the Act’) the appointment and payment of remuneration of Shri Subrata Paul who was appointed whole time director designated as Director (Heavy Earth Moving & Mining Equipments) with effect from 2nd July, 2008 for a period of two years and resigned from such office, on the terms/conditions contained in the Service Agreement approved by a resolution passed unanimously by the Remuneration Committee and an abstract whereof has been duly circulated to the members pursuant to section 302 of the Act, be and is hereby ratified and approved by the members.
						MGMT	No	DNA	DNA

8. To consider and if thought fit to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 314 (1) (b) of the Companies Act, 1956 approval of the members be and is hereby accorded to the appointment by the Board of Directors, with effect from April 01, 2009 of Smt. Vinita Bajoria as Vice President (Commercial) of the Company at a total monthly remuneration of Rs. 40,000/- (Rupees Forty Thousand) only in the scale of Rs. 40,000 — 3,000 - 49,000 as approved by the Remuneration Committee.
						MGMT	No	DNA	DNA

9. “RESOLVED THAT pursuant to Section 314 (1) (b) of the Companies Act, 1956, approval of the members be and is hereby accorded to the appointment by the Board of Directors, with effect from April 01,2009 of Shri Saket Kandoi as Senior Executive of the Company at a total monthly remuneration of Rs.25,000 (Rupees Twenty Five Thousand) only in the scale of Rs. 25,000 - 2,500-35,000-3,000-4 1,000-4,000-49,000 as approved by the Remuneration Committee.
						MGMT	No	DNA	DNA

10.“RESOLVED THAT approval of the members be and is hereby accorded in accordance with the provisions of Section 606 and all other enabling provisions of the Companies Act, 1956 and/or guideline provisions of law as may be applicable to utilization of Issue Proceeds of Initial Public Offering (IPO) made by the Company by the Prospectus dated March 31,2008 and appearing under the Head of Expenditure viz. “Set up an Axle Machining and Wheelset Assembly facility at our Uttarpara Unit” at total estimated project cost of Rs. 1,293.30 Lakhs, into such other Heads) of Expenditure appearing therein, as the Board of Directors may consider expedient and in the interest of the Company.
						MGMT	No	DNA	DNA

11. “RESOLVED THAT in Super session of the earlier resolution passed by the members of the Company in the Extra Ordinary General Meeting held on the 2nd June 2005 pursuant to the provisions of Section 293 (l)(d) of the Companies Act, 1956 the consent of the members of the Company be and is hereby accorded to the Board of Directors of the Company to borrow from time to time for the purpose of the Company’s business any sum or sums of money as may be deemed fit and proper notwithstanding that the moneys to be borrowed together with moneys already borrowed by the Company may exceed the aggregate for the time being of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose provided that the total amount of the moneys so borrowed by the Board together with moneys already borrowed (apart from working capital facilities/temporary loans obtained from the Company’s Bankers in the ordinary course of the business) shall not exceed Rs. 300 Crores (Rupees Three Hundred Crores) only outstanding at any one time.
						MGMT	No	DNA	DNA
OIL AND NATURAL GAS CORPORATION LIMITED	ONGC IN	6139362	9/23/2009	New Delhi
1. To receive, consider and adopt the audited Balance Sheet as at 31st March 2009, Profit & Loss Account for the year-ended 31st March, 2009 together with the Reports of the Directors and the Auditors’ thereon and comments of the Comptroller & Auditor General of India in terms of Section 619 of the Companies Act, 1956.
						MGMT	No	DNA	DNA
					2. To confirm the payment of interim dividend and declare final dividend on equity shares, for the year 2008-09	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. A.K.Balyan, who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri U N Bose, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

5. RESOLVED THAT Shri S Rajsekar, who was appointed as an Additional Director under Section 260 of the Companies Act, 1956, effective 11th November 2008 and holds office up to the 16th Annual General meeting and in respect of whom, the Company has received a notice in writing, under Section 257 of the Companies Act, 1956, from a member proposing his candidature for the office of director and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

6. RESOLVED THAT Shri S Balachandran, who was appointed as an Additional Director under Section 260 of the Companies Act, 1956 effective 11th November 2008 and holds office up to the 16th Annual General meeting and in respect of whom, the Company has received a notice in writing, under Section 257 of the Companies Act, 1956, from a member proposing his candidature for the office of director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.’’
						MGMT	No	DNA	DNA

7. RESOLVED THAT Shri Santosh Nautiyal, who was appointed as an Additional Director under Section 260 of the Companies Act, 1956 effective 11th November 2008 and holds office up to the 16th Annual General meeting and in respect of whom, the Company has received a notice in writing, under Section 257 of the Companies Act, 1956, from a member proposing his candidature for the office of director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.’’
						MGMT	No	DNA	DNA

7. RESOLVED THAT Smt L M Vas, Addl. Secy, DEA, MoF, who was appointed as an Additional Director under Section 260 of the Companies Act, 1956 effective 11th November 2008 and holds office up to the 16th Annual General meeting and in respect of whom, the Company has received a notice in writing, under Section 257 of the Companies Act, 1956, from a member proposing his candidature for the office of director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.’’
						MGMT	No	DNA	DNA

9. RESOLVED THAT Shri Sudhir Vasudeva, who was appointed as an Additional Director and designated as Director (Offshore) effective 1st February, 2009, under Section 260 of the Companies Act, 1956, and holds office up to the 16th Annual General meeting in respect of whom, the Company has received a notice in writing, under Section 257 of the Companies Act, 1956, from a member proposing his candidature for the office of director, be and is hereby appointed as a Director of the Company, liable to retire by rotation
						MGMT	No	DNA	DNA

10. RESOLVED THAT Ms. Anita Das, Who was appointed as an Additional Director under Section 260 of the Companies Act, 1956, 5th August, 2009 and holds office up to the 16th Annual General meeting and in respect of whom, the Company has received a notice in writing, under Section 257 of the Companies Act, 1956, from a member proposing her candidature for the director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA
SUN TV NETWORK LIMITED	SUNTV IN	B128WL3	9/25/2009	Chennai
1. To receive, consider and adopt the Audited Balance Sheet as at 31st March 2009 and the Profit & Loss Account for the financial year ended on that date together with the Reports of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in the place of Mr. J. Ravindran, who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in the place of Mr. Nicholas Martin Paul who retires by rotation and is eligible for re-appointment.	MGMT	No	DNA	DNA

“RESOLVED THAT MIS. S. R. Batliboi & Associates, Chartered Accountants, Chennai be and are hereby appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting on a remuneration, the amount and timing of which are to be decided by the Audit Committee Board of Directors of the Company.”
						MGMT	No	DNA	DNA

6. RESOLVED that, subject to all applicable approvals and pursuant to Section 257 of the Companies Act, 1956 Mr. S.Selvam be and is hereby appointed as a Director of the Company liable to retire by rotation in respect of whom the Company has received due notice in writing signifying the intention of a member to propose him as a Director.
						MGMT	No	DNA	DNA
GITANJALI GEMS LIMITED	GITG IN	B0Z3SK9	9/19/2009	Mumbai
1. To receive, consider and adopt the Audited Balance Sheet as at March 31, 2009 and the Profit & Loss Account for the year ended on that date and the reports of Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare Dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Dhanesh Sheth, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. S. Krishnan, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint auditors and fix their remuneration.	MGMT	Yes	For	For
RELIANCE COMMUNICATIONS LIMITED	RCOM IN	B0WNLY7	9/22/2009	Mumbai
1. To consider and adopt the audited Balance Sheet. as at 31st March, 2009, Profit and Loss Account for the financial year ended on that date and the Reports of the Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To confirm payment of interim dividend as final dividend oh Hasit Shukla equity shares declared by the Board of Directors.	MGMT	Yes	For	For
					3. To appoint a Director in place of Shri S Talwar, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	Yes	For	For

4. RESOLVED THAT M/s. Thaturvidi & Shah. Chartered Accountants and M/s. B S R & Co., Chartered Accountants, be and are hereby appointed as the Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company, on such remuneration as may be fixed by the Board of Directors.
						MGMT	Yes	For	For
BHARAT ELECTRONICS LTD	BHE IN	6139715	9/25/2009	Bangalore	1. To receive, consider and adopt the Profit & Loss Account for the year ended 31st March 2009 and the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon.	MGMT	No	DNA	DNA
					2. To confirm the Interim Dividend and declare Final Dividend on Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. H S Bhadoria, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. I V Sarma, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. “RESOLVED THAT Lt Gen P Mohapatra who was appointed as Additional Director by the Board of Directors of the Company in its meeting held on 24th October 2008, to hold office up to the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act 1956 from a member proposing his candidacy for the office of Director, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement by rotation.”
						MGMT	No	DNA	DNA

6. “RESOLVED THAT Lt Gen (Retd) G Sridharan who was appointed as additional director by the Board of Directors of the Company in its meeting held on 24th June 2009, to hold office up to the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act 1956 from a member proposing his candidacy for the office of Director, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement by rotation.”
						MGMT	No	DNA	DNA

7. “RESOLVED THAT Mr. H N Ramakrishna who was appointed as Additional Director by the Board of Directors of the Company in its meeting held on 24th July 2009, to hold office up to the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act 1956 from a member proposing his candidacy for Director, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement by rotation.” Creation of mortgage/charge over the properties of the Company
						MGMT	No	DNA	DNA
KPIT CUMMINS INFOSYSTEMS LTD	KPIT IN	B1LQJY0	9/30/2009	Postal Ballot
1. To consider and, if thought fit, to pass the following resolution as an Ordinary Resolution: “RESOLVED THAT in Super session of the resolution(s) passed earlier, the Company do hereby accord its consent pursuant to provisions of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) to the Board of Directors of the Company (hereinafter referred to as ‘the Board’ which term shall be deemed to include any Committee which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution) to mortgage and/or charge and/or assign, in addition to mortgage(s) and/or charge(s) and/or assignment(s) created to be created by the Company, and such form and manner and with such ranking as to priority and at such time and on such terms as the Board may determine, on all or any of the movable and/or immovable properties and/or contracts both present and future and/or the whole or any part of undertaking(s) of the Company together with a power to take over the management of the business and concern of the Company in certain events of default, in favour of lender(s), agents), trustee(s) for securing the borrowings available to be availed by the Company and/or any of the Company’s subsidiary by way of loans) (in foreign currency and/or rupee currency) and/or advances including credit facilities and/or securities(comprising fully/partly convertible debentures and/or non convertible debentures with or without detachable or non- detachable warrants and/or secured premia notes and/or floating rate notes and bonds or other debt instruments), issued or to be issued by the Company from time to time subject to the limits as may be approved by the member lenders up to the limit of Rs. 5,000,000,000/- (Rupees Five Hundred crores only) together with interest at the respective agreed rates, additional interest, compound interest, accumulated interest, liquidated damages, commitment charges, premia on pre payment, premium (if any) on redemption, remuneration of agents), trustees), all other costs, charges and expenses including any increase as a result of devaluations, change and all other moneys payable by the Company in terms of loan agreements), heads of agreement(s), devaluations fluctuation in the rates of exchange of foreign currency involved by the debenture trust deeds) or any other document, entered into and be entered into between the Company and the lender(s)/agent(s), trustees) in respect of said loans borrowings, debentures, securities and containing such specific terms and conditions and covenants in respect of enforcement of security as may be stipulated in that behalf and agreed to between the Board of Directors(including any Committee thereof) and lenders), agent(s) and trustees). RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board or its Committee be and is hereby authorized to finalize, settle and execute such documents, deeds, writings/papers/agreements as may be required and to do all such acts, deeds, matters and things as it may in its absolute discretion deem necessary, proper or desirable and to settle any questions, difficulty or doubts relating thereto that may arise in regard to creating mortgage, charge as aforesaid.”
						MGMT	Yes	For	For
GLENMARK PHARMACEUTICALS LTD	GNP IN	6698755	9/25/2009	Mumbai
1. To receive, consider, approve and adopt the Audited Balance Sheet as at 31st March, 2009 and the Profit and Loss Account of the Company for the year ended on that date together with the reports of the Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Gracias Saldanha who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. N. B. Desai who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. To appoint MIS. Price Waterhouse, the retiring auditors as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						MGMT	Yes	For	For

6. ‘RESOLVED THAT Mrs. B. E. Saldanha who was appointed as an Additional Director on August 14, 2009 and whose term of office expires at this Annual General Meeting and in respect of whom the Company has received a Notice in writing from a member under Section 257 of the Companies Act, 1956, proposing her candidature for the office of Director, be and is hereby appointed a Director of the Company”.
						MGMT	Yes	For	For

7. RESOLVED THAT Mr. D. R. Mehta who was appointed as an Additional Director on August 14, 2009 and whose term of office expires at this Annual General Meeting and in respect of whom the Company has received a Notice in writing from a member under Section 257 of the Companies Act, 1956, proposing his candidature for the office of Director, be and is hereby appointed a Director of the Company”:
						MGMT	Yes	For	For
LANCO INFRATECH LIMITED	LANCI IN	B1BQS32	9/25/2009	Hyderabad
1. To receive, consider and adopt the Balance Sheet of the Company as on 31st March, 2009 and the Profit and Loss Account for the year ended on that date along with the Directors’ Report and Auditors’ Report thereon.
						MGMT	No	DNA	DNA
					2. To appoint a Director in place of Mr. G. Bhaskara Rao, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. Uddesh Kumar Kohli, who retires by rotation, and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. F! Narasimharamulu, who retires by rotation, and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Dr. B. Vasanthan, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

6. To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution “RESOLVED THAT Brahmayya & Co., Chartered Accountants, and Price Waterhouse, Chartered Accountants, be and are hereby appointed as the Auditors of the Company from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at remuneration as may be decided by the Board of Directors of the Company.”
						MGMT	No	DNA	DNA

7. “RESOLVED THAT pursuant to the Provisions of Sections 198,309,310,311 and other applicable Provisions of the Companies Act, 1956 and Schedule Xlll annexed to the Companies Act, 1956, to approve the revision of perquisites, benefits, and remuneration payable to Mr. L. Madhusudhan Rao, Executive Chairman with effect from 01.04.2009
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT payment of location allowance at New Delhi Gurgaon @ 15% of let (i) i.e., Rs. 3,43,750/- (Rupees Three Lakhs Forty Three Thousand and Seven Hundred Fifty only) Per Month with effect from 01.05.2009 be and is hereby approved. RESOLVED FURTHER THAT No Sitting Fees shall be paid to Mr. L. Madhusudhan Rao for attending Meetings of the Board of Directors or any Committee(s) thereof. RESOLVED FURTHER THAT the total remuneration including allowances and perquisites shall not exceed the limits specified in Section 309 of the Companies Act, 1956 read with Schedule — Xlll annexed to the Companies Act, 1956.”

8. “RESOLVED THAT pursuant to the Provisions of Sections 198,309,310,311 and other applicable Provisions of the Companies Act, 1956 and Schedule Xlll annexed to the Companies Act, 1956, to approve the revision of perquisites, benefits, and remuneration payable to Mr. G. Bhaskara Rao, Executive Vice-Chairman with effect from 01.04.2009
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT payment of location allowance at New Delhi Gurgaon @ 15% of ltem (i) i.e., Rs. 3,43,750/- (Rupees Three Lakhs Forty Three Thousand and Seven Hundred Fifty only) Per Month with effect from 01.05.2009 be and is hereby approved. RESOLVED FURTHER THAT No Sitting Fees shall be paid to Mr. G. Bhaskara Rao for attending Meetings of the Board of Directors or any Committee(s) thereof. RESOLVED FURTHER THAT the total remuneration including allowances and perquisites shall not exceed the limits specified in Section 309 of the Companies Act, 1956 read with Schedule — Xlll annexed to the Companies Act, 1956.”

9. “RESOLVED THAT pursuant to the Provisions of Sections 198, 309, 31 0, 31 1 and other applicable Provisions of the Companies Act, 1956 and Schedule Xlll annexed to the Companies Act, 1956, to approve the revision of perquisites, benefits, and the remuneration payable to Mr. G. Venkatesh Babu, Managing Director with effect from 01.04.2009
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT payment of location allowance at New Delhi Gurgaon @ 15% of Item (i) i.e., Rs.3,12,500/- (Rupees Three Lakhs Twelve Thousand and Five Hundred only) Per Month with effect from 01.05.2009 be and is hereby approved. RESOLVED FURTHER THAT No Sitting Fees shall be paid to Mr. G. Venkatesh Babu for attending Meetings of the Board of Directors or any Committee(s) thereof. RESOLVED FURTHER THAT the total remuneration including allowances and perquisites shall not exceed the limits specified in Section 309 of the Companies Act, 1956 read with Schedule — Xlll annexed to the Companies Act, 1956.”

TANLA SOLUTIONS LIMITED	TANS IN	B1LGZV9	9/30/2009	Hyderabad
1 .To receive, consider and adopt the audited Balance Sheet of the Company as at 31st March, 2009 and the Profit & Loss Account for the financial year ended on that date together with the Reports of Directors and Auditor thereon.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					2. To declare a Final Dividend of Rs. 0.501- per Equity Share of face value Rs.11- each for the financial year 2008-09.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Padmabhushan Ram Narain Agarwal, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Surjeet Kumar Palhan, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Shrikanth Madan Chitnis, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

6. To appoint MIS. Ramasamy Koteswara Rao & Co., Chartered Accountants, Hyderabad, as the Statutory Auditors of the Company. To consider and if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution: “RESOLVED THAT MIS. Ramasamy Koteswara Rao & Co., Chartered Accountants be and is hereby re-appointed as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting at such remuneration as may be determined by the Board of Directors of the Company.”
						MGMT	No	DNA	DNA
					7. To re-appoint Mr. Satish Kathirisetti as Director — Technical	MGMT	No	DNA	DNA
					8. To re-appoint Mr. A. Roy Kundal as Director — Operations	MGMT	No	DNA	DNA
					9. To approve alteration to deployment of funds raised by the Company, through Follow on Public Offer(FPO) of equity shares and authorize the Company to deploy funds	MGMT	No	DNA	DNA
BRANDHOUSE RETAILS LIMITED	BRET IN	B2RKGW0	9/24/2009	Mumbai
1. To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2009 and the Balance Sheet as at that date together with the Report of the Directors’ and Auditors thereon.
						MGMT	Yes	For	For
					2. To appoint a Director in place of Dr. A. C. Shah, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Anish Modi, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint Statutory Auditors and fix their remuneration.	MGMT	Yes	For	For

5. “RESOLVED THAT Mrs. Jyoti N. Kasliwal, who was appointed as an Additional Director of the Company by the Board of Directors pursuant to Section 260 of the Companies Act, 1956 and who holds office up to the date of this Annual General Meeting, and in respect of whom the Company has received a notice from a member proposing her candidature for the office of Director under section 257 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

6. “RESOLVED THAT pursuant to Sections 198,269,309,310,311 and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”) read with Schedule XIII of the Ad, the re-appointment of Mr. Tarun Joshi as the Managing Director of the Company for a further period of 5 years with effect from April 01,2009 be and is hereby approved on the terms and conditions as set out in the Explanatory Statement annexed to the Notice convening this Annual General Meeting.”
						MGMT	Yes	For	For

7. “RESOLVED THAT pursuant to Section 314 and other applicable provisions, if any, of the Companies Ad, 1956 (including any statutory modification or re-enactment thereof, for the time being in force), consent of the members of the Company, be and is hereby accorded to the appointment of Mr. Kartikeya N. Kasliwal, son of Mr. Nitin S. Kasliwal, Chairman and Mrs. Jyoti N. Kasliwal, Director, as General Manager (Retail Operations) of the Company with effect from July 1, 2009 at a remuneration of Rupees Forty Five Thousand per month inclusive of all usual allowances and benefits and to his holding and continuing to hold an office of profit as such in the Company.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT pursuant to Section 31 4 (1 B) of the Companies Act, 1956 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) and subject to the approval of the Central Government, consent of the members of the Company be and is hereby accorded for payment of remuneration to Mr. Kartikeya N. Kasliwal for holding office of profit in the Company for an amount not exceeding Rupees one lac per month as General Manager (Retail Operations) with effect from January 1, 201 0 and to his holding and continuing to hold an office of profit in the Company at such increased remuneration.

8. “RESOLVED THAT pursuant to section 163(1) and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”), the consent of the members of the Company be and is hereby accorded for keeping the Register of Members, lndex of Members, Register of Debenture-holders, lndex of Debenture-holders and/or copies of all Annual Returns prepared and filed by the Company with the Registrar of Companies (ROC) pursuant to section 159 of the Act together with relevant certificates and documents annexed thereto pursuant to section 161 of the Act, or any or more of them at Datamatics Financial Services Limited, the Registrar and Transfer Agents (RTA) of the Company having their office at A1 6 & 17, MlDC Part B Crosslane, Marol, Andheri (East), Mumbai 400 093.
						MGMT	Yes	For	For
CORE PROJECTS AND TECHNOLOGIES	CPTL IN	B1XX1Q5	9/24/2009	Mumbai
1 To receive, consider and adopt the audited Balance Sheet of the company as at 31st March 2009, the Profit and Loss Account for the year ended on that date together with the Reports of the Board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2 To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3 To appoint a Director in place of Mr. S. S. Dua, who retires by rotation and, being eligible, seeks re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

4 To appoint Ws. Chaturvedi & Shah, Chartered Accountants & Ws. Asit Mehta & Associates, Chartered Accountants, the retiring Joint Statutory Auditors as the Joint Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting on terms and remuneration as may be mutually agreed to between the Board of Directors of the Company and the said Joint Statutory Auditors.
						MGMT	No	DNA	DNA

5 “RESOLVED THAT subject to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 the Board of Directors be and is hereby authorized to appoint such qualified persons as the auditors of the Company, to audit the accounts of the branch offices’ of the Company outside India, from time to time, at such remuneration as may be determined by Board of Directors.”
						MGMT	No	DNA	DNA

6. “RESOLVED THAT, subject to the provisions of Section 198,269,309 and 31 read with Schedule XIII, and other applicable provisions, if any, of the Companies Act, 1956 and or any statutory modification or re-enactment thereof from time to time in force, approval of the members be and is hereby accorded for the appointment of Mr. Sanjeev Mansotra, as Managing Director of the Company with effect from 1st April 2009 for a period of 5 years as approved by the Board of Directors of the Company (“Board”) at its meeting held on 28th January 2009 on the terms and conditions as detailed in the Explanatory Statement annexed to this Notice. RESOLVED FURTHER THAT, the Board be and is hereby authorized to alter, vary and modify the said terms including salary, allowances, designation and perquisites in such manner as may be agreed to between the Board and Mr. Sanjeev Mansotra and in accordance with and subject to the limits prescribed in Schedule Xlll to the Companies Act, 1956 and, if necessary, as may be stipulated by the Central Government, and as may be agreed to between the Board and Mr. Sanjeev Mansotra. RESOLVED FURTHER THAT, apt withstanding anything hereinabove stated, where in any financial year, during the currency of the term of Mr. Sanjeev Mansotra as the Managing Director, the Company has no profits or its profits are inadequate, the Company shall pay him remuneration by way of salary, allowances, perquisites and commissions, if any and as specified in Section II of Part II of Schedule Xlll to the Companies Act, 1956 or such other limits as may be prescribed by the Central Government from time to time, as Minimum Remuneration.
						MGMT	No	DNA	DNA

7. “RESOLVED THAT, subject the provisions of Section 198, 269, 309 and 310 read with Schedule Xlll and other applicable provisions, if any, of the Companies Act, 1956 and l o r any statutory modification or re-enactment thereof from time to time in force, approval of the members be and is hereby accorded to the modification of the terms of appointment of remuneration of Mr. Naresh Sharma, as the Whole-time Director of the Company with effect from 1st April 2009 for the remaining period of this tenure as approved by the Board of Directors of the Company (“Board”) at its meeting held on 31st July, 2009 as detailed in the Explanatory Statement annexed to this notice. RESOLVED FURTHER THAT, the Board be and is hereby authorized to alter, vary and modify the said terms allowances, designation and perquisites in such manner as may be agreed to between the Board and Mr. Naresh Sharma and in accordance within d subject to the limits prescribed in Schedule Xlll to the Companies Act, 1956 and, if necessary, as — may be stipulated by the Central Government and as may be agreed to between the Board and Mr. Naresh Sharma. RESOLVED FURTHER THAT, notwithstanding anything hereinabove stated, where in any financial year, during the currency of the term of Mr. Naresh Sharma as the Whole-time Director, the Company has no profits or its profits are inadequate, the Company shall pay him remuneration by way of salary, allowances, commission and perquisites as specified in Section II of Part II of Schedule Xlll to the Companies Act, 1956 or such other limits may be prescribed by the Central Government from time to time, as Minimum Remuneration.
						MGMT	No	DNA	DNA

8. RESOLVED FURTHER THAT all other terms and conditions of appointment remuneration of Mr. Naresh Sharma, Whole time Director, except as revised above and as approved by the Members at the Annual General Meeting held on 14th June 2007 shall remain unchanged.
						MGMT	No	DNA	DNA
					9. CORE ESOS 2009 — Provisions for granting options to Eligible Directors including independent Directors of the Company	MGMT	No	DNA	DNA

“RESOLVED THAT, in accordance with the applicable provisions and the guidelines issued by the Securities and Exchange Board of India (“SEBI”), and pursuant to such applicable provisions, if any, of the Companies Act, 1956, and the Listing Agreement entered into with the Stock Exchange(s) and such other Acts, regulations or guidelines or any amendment or re-enactment thereof, such number of securities as would entitle the holder to subscribe to or purchase collectively up to 8,00,000 (eight lacs) options /securities [within the overall limits of 75,00,000 (seventy lacs) options /securities as proposed to be issued and allotted under CORE ESOS 20091 be and is hereby fixed as the limit for the maximum number of options that can be granted to independent Directors of Company under CORE ESOS- 2009.

JINDAL STEEL AND POWER LIMITED	JSP IN	6726816	9/29/2009	Haryana	1. To receive, consider and adopt the Balance Sheet as at 31” March 2009 and Profit & Loss Account for the financial year ended on that date and the Reports of Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri Ratan Jindal who retires by rotation and being eligible offers himself for re-appointment	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					4. To appoint a Director place of Shri Anand Goel who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Shri Sushil Kumar Maroo who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA

6. To appoint M/s S.S. Kothari Mehta & Co.. Chartered Accountants as Auditors of the Company to hold office from the conclusion of this meeting to the conclusion of the next meeting and to fix their remuneration.
						MGMT	No	DNA	DNA

7. “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions of the Companies Act, 1956, Shri Haigreve Khaitan be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA

8. “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions of the Companies Act, 1956, Shri Rahul Mehra be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA

9. “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions of the Companies Act. 1956. Shri Hardip Singh Wirk be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						MGMT	No	DNA	DNA

10. “RESOLVED BY WAY OF SPECIAL RESOLUTION THAT pursuant to Section 293(1)(e) of the Companies Act, 1956, consent of the shareholders be and is hereby accorded to contribute, from time to time, an amount not exceeding Rs.500 crores (Rupees two hundred crores only) to M/s Om Prakash Jindal Gramin Jan Kalyan Sansthan (Sansthan). P Jindal Global University (University) by way of donation for setting up Jindal Global University in the State of Haryana at Sonepat which shall be over and above the annual limits of contribution approved by the Board in its meeting held on 27th May, 2008 i.e. 596 of the average net profits of the Company for immediately preceding three financial years. RESOLVED FURTHER THAT Shri Naveen Jindal, Executive vice Chairman & Managing Director of the company be and is hereby authorized to approve the amount(s) of donation contribution that may be given to the Sansthan and/or University from time to time. within the above mentioned limit.”
						MGMT	No	DNA	DNA

11. “RESOLVED BY WAY OF SPECIAL RESOLUTION THAT pursuant to the provisions of Section 314 and other applicable provisions of the Companies Act, 1956 read with Director’s Relatives (Office or Place of Profit) Rules, 2003 and subject to approval of Central Government, Shri Paras Goel be and is hereby appointed as Assistant General Manager — Sales & Marketing of the Company with effect from 1st October, 2009 on terms and conditions including remuneration as given below:
						MGMT	No	DNA	DNA

12. RESOLVED THAT pursuant to Sections 198, 309, 310 and all other applicable provisions and Schedule Xlll to the Companies ct, 1956, of shareholders be and is hereby given to Increase the commission payable to Shrl Naveen Jindal, Executive Vice Chairman, Director 2% of net profits (on stand alone basis) of the Company from financial year 2008-09 till the completion of his present tenure. RESOLVED FURTHER THAT all other terms of remuneration including salary, perquisites, allowances, etc approved by the shareholders In the Annual General Meeting held on 26th September, 2008 shall remain unchanged”
						MGMT	No	DNA	DNA

13. “RESOLVED THAT pursuant to Sections 198,309,310 and all other applicable provisions and Schedule Xlll to the Companies Act, 1956, approval of the shareholders be and IS hereby given to Increase annual remuneration of Shrial Anand Goel, Deputy Managing Director of the Company from Rs.1,00,00,000/- (Rupees one crore only) to Rs 1,20,00,000/- (Rupees one crore twenty lacs only) from 1’’ October, 2008 by increasing special allowance from Rs 2,22,550/- (Rupees two lacs twenty two thousand five hundred fifty only) to Rs 3,89,216/- (Rupees three lacs eighty nine thousand two hundred sixteen only) per month RESOLVED FURTHER THAT all other terms of remunerations including salary, perquisite, allowances approved by the shareholders In the Annual General Meeting held on 26th September, 2008 shall remain unchanged”
						MGMT	No	DNA	DNA
WEBEL SL ENERGY SYSTEMS LIMITED	WSES IN	B03KGZ3	9/30/2009	Kolkata	1. To consider and adopt the Balance Sheet as at 31st March, 2009, the Profit & Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare the dividend	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. S.P Bangur, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. O.P Agarwal, who retires by rotation and being eligible offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint Auditors and to fix their remuneration	MGMT	No	DNA	DNA

6. Resolved That pursuant to Section 21 of the Companies Act 1956, and subject to the approval of the Central Government, the name of the Company be and is hereby changed from WEBEL SL ENERGY SYSTEMS LIMITED to WEBEL ENERGY SYSTEMS LIMITED.
						MGMT	No	DNA	DNA
JAIPRAKASH ASSOCIATES LTD	JPA IN	B01GVY7	9/29/2009	Noida	1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2009, the Profit & Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon.	MGMT	No	DNA	DNA
					2. To confirm interim dividends and declare final dividend for the financial year 2008-09.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri Sunny Gaur who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					4. To appoint a Director in place of Shri S.C. Gupta who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Shri Gopi K. Arora who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Shri Sarat Kumar Jain who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					7. To appoint a Director in place of Shri Ranvijay Singh who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

8. To appoint M/s M.P. Singh & Associates, Chartered Accountants, as Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration.
						MGMT	No	DNA	DNA

9. EMPLOYEES STOCK PURCHASE SCHEME “RESOLVED THAT approval of the shareholders be and is hereby accorded to Employee Stock Purchase Scheme of the Company, to be known as “Jaypee Employee Stock Purchase Scheme, 2009” (hereinafter referred to as the `Scheme’) for offering and allotting up to 1,25,00,000 (ONE CRORE TWENTY FIVE LACS) Equity Shares of Rs. 2/- each of the Company at a price of Rs. 60/- per share, comprising of Rs.2/- towards share capital and balance Rs. 58/- towards Securities premium, to the Trust to be created for administering the Scheme and for the benefit of the employees (including Directors) of the Company, excluding employees who are promoters or belong to the promoter group and Directors, who individually either by themselves or through their relatives or through any body corporate, directly or indirectly hold more than 10% of the equity shares of the Company, on the terms and conditions contained in the Scheme, as set out in the Explanatory Statement annexed hereto, subject to such amendment(s)/ modification(s)/revision(s) as may be considered necessary and approved by the Board of Directors, in terms of the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999.”
						MGMT	No	DNA	DNA

10. INVESTMENT OF SURPLUS FUNDS OF THE COMPANY IN DEBT INSTRUMENTS/SECURITIES “RESOLVED THAT pursuant to Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to the approvals of Financial Institutions/Banks and such other approvals as may be required, the Board of Directors of the Company be and is hereby authorized to make investment of Surplus Funds of the Company from time to time in any Mutual Fund Scheme(s), debt instrument(s) or debt based securities of any government, semi-government or listed company(ies) up to an amount not exceeding Rs. 500 Crores (Rupees Five Hundred Crores only) at any one time, in one or more tranches, notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/ guarantees so far given by the Company along with the proposed investments/loans, shall exceed 60% of the paid-up capital and free reserves of the Company or 100% of its free reserves, whichever is more.”
						MGMT	No	DNA	DNA
					11. Additional INVESTMENT OF up to RS.200 CRORES THROUGH EQUITY/DEBT/providing of security/guarantee IN BHILAI JAYPEE CEMENT LIMITED & BOKARO JAYPEE CEMENT LIMITED	MGMT	No	DNA	DNA

12. CREATION OF SECURITY IN FAVOUR OF LENDERS “RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, wheresoever situate, present and future, in such manner as may be decided in consultation with the term lending Institutions/ Banks/ Debenture Trustees to or in favour of (i) Punjab National Bank (PNB)
						MGMT	No	DNA	DNA
ABG SHIPYARD LIMITED	ABGS IN	B00CWW1	9/30/2009	Surat	1. To receive, consider and adopt the Audited Accounts for the year ended 31st March 2009 and the Reports of the Directors and the Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare Dividend on the Equity Shares of the Company for the year ended 31st March 2009.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri. Ashok Chitnis, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri. Shahzaad Dalal, who retires by rotation and being eligible, offers himself for reappointment	MGMT	No	DNA	DNA

5. To appoint MIS. Nisar & Kumar, Chartered Accountants as Auditors of the Company to hold office from the conclusion of this Annual General Meeting of the Company until conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

6. “RESOLVED THAT and in Super session of all earlier resolutions to the effect, in terms of section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) the Board of Directors of the Company be and is hereby authorised to create such mortgages, charges and hypothecations, created to be created by the Company in such form and manner as the Board of Directors may direct on such of the Company’s movable and immovable properties, both present and future, and in such manner as the Board may direct, of the Company in certain events in favour of Lender(s) Agents(s) Trustee(s) Financial Institutions Bank(s) and other investing agencies to secure Rupee Foreign currency loans, bonds, securities (Comprising fully partly Convertible non convertible Debentures with or without detachable or non- detachable warrants and/or secured premium notes and/or floating rate notes bonds) or other debt instruments of an equivalent aggregate value not exceeding Rs. 12000 Crores (Rupees Twelve Thousand Crores Only) together with interest thereon at the respective agreed rates, compounded rates, additional interest, liquidated damages, commitment charges, remuneration of Agent(s), Trustee(s), premia on pre-payment or on redemption, costs, charges, expenses, including any increase as a result of devaluation Ire valuation /fluctuation in the rates of exchange and all other monies payable by the Company to the Lender(s) Agent(s) Trustee(s) Financial Institutions Bank other investing agencies under the arrangements entered into to be entered by the Company in respect of the said loans, bonds, securities or other instruments.
						MGMT	No	DNA	DNA

7. “RESOLVED THAT in Super session of all earlier resolutions to the effect, under the provisions of section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956 the Board of Directors of the Company be and is hereby authorised to borrow, from time to time, any sum or sums of monies, on such terms and conditions as the Board may deem fit, together with the moneys already borrowed by the Company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) may exceed the aggregate, for the time being, of the paid-up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose, provided that the total amount of monies so borrowed by the Board shall not at any time exceed the limit of Rs. 12000 crores (Rupees Twelve Thousand Crores Only).”
						MGMT	No	DNA	DNA
BOMBAY RAYONS FASHIONS LIMITED	BRFL IN	B0PDQG1	9/30/2009	Mumbai	1 . To receive, consider and adopt the Audited Statements of Accounts for the Financial year ended 31st March 2009 and the Reports of Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To declare dividend on the Equity shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Uday Mogre, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Dr. B. S. Bhesania, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. S. B. Agarwal, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					6. To appoint Auditors to hold office from the conclusion of this meeting till the conclusion of the next Annual General Meeting and to fix their remuneration.	MGMT	Yes	For	For

7. “RESOLVED THAT Mr. Suresh Vishwasrao, who was appointed as an Additional Director of the Company with effect from 31st March, 2009 pursuant to the provisions of Section 260 of the Companies Act, 1956 and in accordance with the Articles of Association of the Company and whose term expires at the Sixteenth Annual General Meeting of the Company and for the appointment of whom the Company has received a notice under Section 257 of the said Act from a shareholder proposing the candidature of Mr. Suresh Vishwasrao for the office of a Director of the Company, be and is hereby appointed as a Director of the Company whose period of office shall be subject to retirement by rotation.”
						MGMT	Yes	For	For

8. “RESOLVED THAT Mr. A. Arumugham, who was appointed as an Additional Director of the Company with effect from 31” March, 2009 pursuant to the provisions of Section 260 of the Companies Act, 1956 and in accordance with the Articles of Association of the Company and whose term expires at the Sixteenth Annual General Meeting of the Company and for the appointment of whom the Company has received a notice under Section 257 of the said Act from a shareholder proposing the candidature of Mr. A. Arumugham for the office of a Director of the Company, be and is hereby appointed as a Director of the Company whose period of office shall be subject to retirement by rotation.”
						MGMT	Yes	For	For
UTV SOFTWARE COMMUNICATIONS LIMITED	UTV IN	B06CRH5	9/11/2009	Mumbai
TAKE NOTICE that by an Order made on the 11th day of September, 2009, in the above Company Application No. 937 of 2009, the Honorable High Court of Judicature at Bombay has directed that a meeting of the Equity Shareholders of the Applicant Company be convened and held at The Hall of Culture, Discovery of India Building, Nehru Centre, Dr. Annie Besant Road, Worli, Mumbai 409 018, on, Wednesday, the 14th day of October 2009 at 10:30 A.M., for the purpose of considering, and, if thought fit, approving with or without modification(s), the proposed scheme of arrangement, which inter alia provides for (i) the transfer to and vesting of the entire assets and business of UMP Plc (the “Isle 4 Man
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Transferor Company”) and UTV Motion Pictures (Mauritius) Limited (the “Mauritius Transferor Company”) to the Applicant Company; (ii) the issue and allotment of equity shares of the Applicant Company in the ratio of 1 equity share of Rs. 10 each credited as fully paid up for every 3.75 ordinary shares of US$0.05 each held by shareholders of the Isle of Man Transferor Company (other than the Applicant Company); (iii) the simultaneous dissolution without winding up of the Isle of Man Transferor Company upon transfer and vesting of the entire assets and business of the Isle of Man Transferor Company and the issue of shares; (iv) the simultaneous dissolution without winding up of the Mauritius Transferor Company upon transfer and vesting of the entire assets and business of the Mauritius Transferor Company; and (v) for the reorganization and utilization of the securities premium account, reserves and the Business Restructuring Reserve Account of the Applicant Company (hereinafter referred to as the “Scheme”).

INDIAN OIL CORPORATION LIMITED	IOCL IN	6253767	10/16/2009	Postal Ballot
“RESOLVED THAT (i) pursuant to Article 131 -A of the Articles of Association of the Company and recommendation of Board of Directors and subject to the guidelines issued by Securities & Exchange Board of lndia and subject to such consents and approvals as may be required from the appropriate authorities, the consent of the members be and is hereby accorded to capitalize a sum of Rs. 213,97,62,410- out of the General Reserves Account or such other account for distribution among the holders of existing fully paid equity shares of Rs.101- each of the Company whose names will appear in the register of members/ Beneficial Owners’ position of the Company on a date (Record Date) to be decided by the Board of Directors (which expression shall also include a Committee thereof),as an increase of the amount of the share capital of the Company held by each such member, and not as income or in lieu of dividend, credited as 121,39,76,241 new fully paid equity shares of Rs.101- each as bonus shares in the proportion of one new equity bonus share of Rs.101- each for every one existing fully paid equity share of Rs.101- each held.
						MGMT	Yes	For	For

(ii) the new equity bonus shares of Rs.101- each to be allotted as bonus shares shall be subject to the terms of Memorandum &Articles of Association of the Company and shall rank pari passu in all respects with and carry the same rights as the existing fully paid equity shares of the Company and shall be entitled to participate in full in any dividend(s) to be declared after the bonus shares are allotted.
						MGMT	Yes	For	For

(iii) no letter of allotment shall be issued to the allottees of the new equity bonus shares and the share certificate in respect of the new equity bonus shares shall be issued and dispatched to the allottees thereof within the period prescribed or that may be prescribed in this behalf from time to time, except that the new equity bonus shares will be credited to the demat account of the allottees, who are holding the existing equity shares in electronic form.
						MGMT	Yes	For	For

(iv) the allotment of the new equity bonus shares to the extent that they relate to non-resident members of the Company, shall be subject to the approval, if any, of the Reserve Bank of lndia under the Foreign Exchange Management Act, 1999 as may be deemed necessary.
						MGMT	Yes	For	For

(v) for the purpose of giving effect to the aforesaid resolution, the Board /Committee of the Board be and is hereby authorized to do all such acts, deeds, matters and things whatsoever including settling any question, doubt or difficulties that may arise with regard to or in relation to the issue or allotment of the bonus shares and to accept on behalf of the Company, any conditions, modifications, alterations, changes, variations in this regard as prescribed by the statutory authority and which the Board /Committee of the Board in its discretion thinks fit and proper.”
						MGMT	Yes	For	For
MADHUCON PROJECTS LTD	MDHPJ IN	B0SY7P7	10/14/2009	Postal Ballot
1. To consider and if thought fit, to pass with or without modification(s), the following Resolution as an Ordinary Resolution: “RESOLVED THAT the consent of the Company, in conformity with the provisions of Section 293(1)(a) and all other applicable provisions (if any), of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force), the enabling provisions of the memorandum and articles of association of the Company, subject to all other applicable laws, regulations and guidelines to the extent applicable or necessary, subject to approvals required under the Listing Agreement entered into between the Company and the Stock Exchanges where the shares of the Company are listed and subject to receipt of requisite approvals, consents, permissions, waivers and/or sanctions (if any) of Securities and Exchange Board of India, National
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Highways Authority of India, Government of Tamil Nadu and Government of Rajasthan, lenders of the Company, all other authorities, and any other persons, natural or otherwise, or entities from whom such approvals, consents, permissions, waivers and/or sanctions are required to be obtained (collectively the “Third Parties”), whether under applicable law, contractually or otherwise, and subject to such conditions as may be prescribed by any of the Third Parties while granting any such approval, consent, permission, waiver and or sanction, be and is hereby accorded to the Board of Directors to transfer the Toll Road Projects being executed by the Company on a Build Operate and Transfer (“BOT”) basis and other investments of the Company in infrastructure, power and coal mines businesses, (including but not limited to those) specifically described below, on an arms-length basis to Madhucon lnfra Limited.

2. To consider and if thought fit, to pass with or without modification(s), the following Resolution as a Special Resolution: RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any of the Companies Act, 1956 including any statutory modification(s), re-enactments thereof for the time being in force, and subject to the approval of such appropriate authorities where necessary, consent of the Company be and is hereby accorded to the Board of Directors of the Company to make further loans investment(s), provide guarantee or security in one or more tranches in the subsidiaries and group companies of Madhucon and its associates by way of subscription, purchase or otherwise in any securities, comprising of Equity Shares, convertible non-convertible Preference shares or Debentures or by making loan or providing security or guarantee in connection with a loan made by any other person up to a maximum limit of Rs.5300 Crores (Rupees five thousand and three hundred crores only) inclusive of existing Rs. 1800 Crores (approximately) in the form of Loans/investments Corporate Guarantee/Security already made or given under the authority of the earlier resolutions passed by the members of the Company and this Investments of Rs.5300 Crores will be over and above the Rs. 1800 Crores being the existing overall limit of Investments etc, approved by the members of the Company in their earlier resolution”
						MGMT	Yes	For	For
GAMMON INDIA LIMITED	GMON IN	B06HC20	10/14/2009	Mumbai
1. To receive, consider and adopt the Audited Balance Sheet as at 31st March 2009 and Profit & Loss Account for the year ended on that date, together with the Reports of the Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend on 6% Redeemable Non Convertible Preference Shares for the year ended 31” March 2009.	MGMT	Yes	For	For
					3. To declare dividend on Equity Shares for the year ended 31 St March 2009.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Chandrahas. C. Dayal who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Atul Dayal who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

6. “RESOLVED that pursuant to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”), MIS. Natvarlal Vepari & Co., Chartered Accountants, the retiring Auditors of the Company, be and are hereby re-appointed as Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting on such remuneration as may be determined by the Board of Directors.”
						MGMT	Yes	For	For

7. “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 ( “the Act V), MIS. Vinod Modi &Associates, Chartered Accountants and MIS. M. G. Shah &Associates, Chartered Accountants, be and are hereby appointed as Joint Branch Auditors of ‘Gammon lndia Ltd- Transmission Business Headquarters, Nagpur’ to hold office from the conclusion of this meeting up to the conclusion of the next Annual General Meeting and to examine and audit the books of accounts for the financial year 2009 — 201 0 on such remuneration as may be fixed by the Board.”
						MGMT	Yes	For	For

8. “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 ( “the Act’), MIS. Natvarlal Vepari & Co., the Statutory Auditors of the Company be and are hereby reappointed as the Branch Auditors of the Company to hold office from the conclusion of this meeting up to the conclusion of the next Annual General Meeting and to examine and audit the books of accounts of the Company’s branch office at Muscat, Oman for the financial year 2009 - 2010 on such remuneration as may be fixed by the Board. RESOLVED further that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Act, the Board be and is hereby authorised to appoint as Branch Auditor of any branch office of the Company, existing, including those which may be opened acquired hereafter, in lndia or abroad, in consultation with the Company’s Auditors, any person(s) qualified to act as Branch Auditors within the provisions of Section 228 of the Act and to fix their remuneration.”
						MGMT	Yes	For	For

9. “RESOLVED that Mr. Naval Choudhary, who was appointed as an Additional Director of the Company with effect from 21” May 2009 pursuant to Section 260 of the Companies Act, 1956 (“the Act”) and Article 128 of the Articles of Association of the Company and who holds office only up to the date of the ensuing Annual General Meeting and in respect of whom notice under Section 257 of the Act has been received from a member signifying his intention to propose Mr. Naval Choudhary as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

10. “RESOLVED that Mr. Parvez Umrigar, who was appointed as an additional Director of the Company with effect from 1” June 2009 pursuant to Section 260 of the Companies Act, 1956 (“the Act”) and Article 128 of the Articles of Association of the Company and who holds office only up to the date of the ensuing Annual General Meeting and in respect of whom notice under Section 257 of the Act has been received from a member signifying his intention to propose Mr. Parvez Umrigar as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

11. “RESOLVED that Mr. Rohit Modi, who was appointed as an Additional Director of the Company with effect from 7th June 2009 pursuant to Section 260 of the Companies Act, 1956 (“the Act”) and Article 128 of the Articles of Association of the Company and who holds office only up to the date of the ensuing Annual General Meeting and in respect of whom notice under Section 257 of the Act has been received from a member signifying his intention to propose Mr. Rohit Modi as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company.”
						MGMT	Yes	For	For

12. “RESOLVED that Mr. Digambar C. Bagde, who was appointed as an Additional Director of the Company with effect from 14th July, 2009 pursuant to Section 260 of the Companies Act, 1956 (“the Act”) and Article 128 of the Articles of Association of the Company and who holds office only up to the date of the ensuing Annual General Meeting and in respect of whom notice under Section 257 of the Act has been received from a member signifying his intention to propose Mr. D. C. Bagde as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company.”
						MGMT	Yes	For	For

13. “ RESOLVED that Mr. Atul Kumar Shukla, who was appointed as an Additional Director of the Company with effect from 14th July 2009 pursuant to Section 260 of the Companies Act, 1956 (“the Act”) and Article 128 of Articles of Association of the Company and who holds office only up to the date of the ensuing Annual General Meeting and in respect of whom notice under Section 257 of the Act has been received from a member signifying his intention to propose Mr. Atul Kumar Shukla as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

14. “RESOLVED that pursuant to the provisions of Sections 198,269,309, 311 and all other applicable provisions, if any, of the Companies Act, 1956 (“the Act”), read with Schedule XIII thereto, the Company hereby approves the re-appointment and terms of remuneration of Mr. Rajul Bhansali as a Whole time Director designated as Executive Director-International Operations for a period of 3 (Three) years with effect from 30th March 2009, upon such terms and conditions as set out in the Explanatory Statement annexed to this Notice with liberty to the Board of Directors to alter and vary the terms and conditions of the said appointment in such manner as may be agreed between the Board and Mr. Rajul Bhansali.
						MGMT	Yes	For	For

15. “RESOLVED that pursuant to the provisions of Sections 198,269, 309, 311 and all other applicable provisions, if any, of the Companies, 1956 (“the Act), read with Schedule Xlll thereto, the Company hereby approves the appointment and terms of remuneration of Mr. Rohit Modi as a Whole time Director designated as Deputy Managing Director for a period of 5 (Five) years with effect from 7th June 2009, upon such terms and conditions as set out in the Explanatory Statement annexed to this Notice with liberty to the Board of Directors to alter and vary the terms and conditions of the said appointment in such manner as may be agreed between the Board and Mr. Rohit Modi.
						MGMT	Yes	For	For

16. “RESOLVED that pursuant to the provisions of Sections 198,269,309,311 and all other applicable provisions, if any, of the Companies Act, 1956 (“the Act), read with Schedule Xlll thereto, the Company hereby approves the appointment and terms of remuneration of Mr. Digambar C Bagde as a Whole time Director designated as Director and CEO (T & D) Business for a period of 3 (Three) years with effect from 14th July 2009, upon such terms and conditions as set out in the Explanatory Statement annexed to this Notice, with liberty to the Board of Directors to alter and vary the terms and conditions of the said appointment in such manner as may be agreed between the Board and Mr. Bagde
						MGMT	Yes	For	For

17. “ RESOLVED that pursuant to the provisions of section 314 of the Companies Act, 1956 (“the Act”) read together with Director’s Relatives (Office or Place of Profit) Rules 2003 and other applicable provisions, if any, of the Act and subject to the approval of the Central Government and such modifications and variations as the Central Government may suggest, which the directors of the Company are hereby authorized to accept, consent of the Company be and is hereby accorded to Mr. Harshit Rajan, a relative of Mr. Abhijit Rajan, Chairman and Managing Director of the Company, to hold and continue to hold an office or place of profit in the Company as Head — Procurement or with such other designation as the Board may from time to time decide with effect from 1” June 2009 on a gross remuneration not exceeding Rs.3,00,000/- (Rupees Thirty Lacs Only) per annum or such remuneration as may be approved by the Central Government.”
						MGMT	Yes	For	For

18. “RESOLVED that pursuant to Section 309 (4) (a) of the Companies Act, 1956 (“the Act”) and Article 130 of the Articles of Association of the Company and subject to the approval of the Central Government and other applicable provisions, if any, of the Act, consent of the Company be and is hereby accorded for payment of remuneration not exceeding Rs 60,00,000 (Rupees Sixty Lacs Only) per annum to be paid either on a monthly, quarterly or annual basis to Mr. Parvez Umrigar, Non- Executive Director of the Company.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

19. “RESOLVED that in super session to all previous resolutions passed by the members, including the resolution passed in the 85” Annual General Meeting of the Company held on 18” September 2007, consent of the Company be and is hereby accorded pursuant to Section 293(1)(d) of the Companies Act, 1956 (“the Act)and other applicable provisions, if any, of the Act, to the Board of Directors of the Company for borrowing monies from time to time from any one or more banks, financial institutions and other persons, firms, body corporate, notwithstanding that the monies to be borrowed together with the monies already borrowed by the Company (apart from the temporary loans obtained by the Company from the Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves (that is to say reserves not set apart for any specific purpose) provided that the total monies borrowed and outstanding at any time shall not exceed Rupees Five Thousand Crores.”
						MGMT	Yes	For	For
JAIPRAKASH ASSOCIATES LTD	JPA IN	B01GVY7	10/22/2009	Postal Ballot	1. PLEDGE NON DISPOSAL UNDERTAKING FOR SHARES OF JAIPRAKASH HYDRO-POWER LIMITED (JHPL) HELD BY THE COMPANY IN FAVOUR OF LENDERS OF JHPL	MGMT	Yes	For	For
					2. PLEDGE NON DISPOSAL UNDERTAKING FOR SHARES OF JAIPRAKASH POWER VENTURES LIMITED (JPVL) HELD BY THE COMPANY IN FAVOR OF LENDERS OF JWL	MGMT	Yes	For	For
					3. PLEDGE OF SHARES OF JAIPRAKASH POWER VENTURES LIMITED (JPVL) HELD BY .THE COMPANY IN FAVOUR OF LENDERS OF JPVL	MGMT	Yes	For	For
					4. INVESTMENT IN THE SHARES OF (I) SANGAM POWER GENERATION COMPANY LIMITED AND (ii) PRAYAGRAJ POWER GENERATION COMPANY LIMITED.	MGMT	Yes	For	For
					5. MAKING INVESTMENT IN THE SHARES OF PROPOSED SPECIAL PURPOSE VEHICLE COMPANY FOR AGRA INNER ROAD PROJECT.	MGMT	Yes	For	For
					6. MAKING INVESTMENT IN THE SHARES OF PROPOSED JOINT VENTURE COMPANY WITH MADHYA PRADESH STATE MINING CORPORATION LIMITED.	MGMT	Yes	For	For
					7. MAKING INVESTMENT IN THE SHARES OF PROPOSED JOINT VENTURE COMPANY WITH ASSAM MINERAL DEVELOPMENT CORPORATION LIMITED.	MGMT	Yes	For	For
					8. CREATION OF MORTGAGE/CHARGE IN FAVOUR OF STATE BANK OF INDIA, LENDER OF THE COMPANY	MGMT	Yes	For	For
SINTEX INDUSTRIES LIMITED	SINT IN	B0LMHN6	10/12/2009	Kalol
ORDINARY BUSINESS 1) To receive, consider and adopt, (i) the Balance Sheet as at March 31, 2009; (ii) the Profit and Loss Account for the year ended March 31, 2009; and (iii) the Reports of the Directors and the Auditors of the Company thereon.
						MGMT	No	DNA	DNA
					2) To declare a dividend on equity shares of the Company.	MGMT	No	DNA	DNA
					3) To appoint a Director in place of Shri Rooshikumar V. Pandya, who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					4) To appoint a Director in place of Shri Rahul A. Patel, who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					5) To appoint a Director in place of Shri Amit D. Patel, who retires by rotation and being eligible offers himself for reappointment.	MGMT	No	DNA	DNA
					6), To reappoint Ws. Deloitte Haskins & Sells, as the statutory auditors of the Company and to fix their remuneration.	MGMT	No	DNA	DNA

7) ‘RESOLVED THAT in suppression of the Resolution passed at the Extra Ordinary General Meeting held on December 24, 2007, consent be and is hereby accorded to the Company’s Board of Directors pursuant to Section 293(1)(d) and all other applicable provisions of the Companies Act, 1956 and all other enabling provisions, if any, for borrowing such sum or sums of money in any manner, from time to time, as may be required for the purposes of the business of the Company with or without security and upon such terms and conditions as they may think fit, notwithstanding that money to be borrowed together with money already borrowed by the Company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) may exceed the aggregate of the Company’s Paid-up Share Capital and its free reserves, that is to say, reserves not set apart for any specific purpose, provided that, the total amount so, borrowed by the Board of Directors and outstanding at any time, shall not exceed the sum of Rs. 4000 crore (Rupees Four thousand crore only)”.
						MGMT	No	DNA	DNA
GAMMON INDIA LIMITED	GMON IN	B06HC20	10/23/2009	Mumbai
ITEM 1: Issue of Securities to Qualified Institutional Buyers: “RESOLVED THAT in accordance with the provisions of Section 81 (IA) and all other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof, for the time being in force) (hereinafter referred to as the “Act”) and subject to the provisions of Chapter VIII of the Securities and Exchange Board of lndia (Issue of Capital and Disclosure Requirements) Regulations, 2009 as amended (the “Regulations"/ “SEBI Regulations”), the provisions of the Foreign Exchange Management Act, 1999 (including any amendments thereto or re-enactment thereof, for the time being in force), applicable rules, regulations, guidelines or laws and/or any consent, permission or sanction of the Government of India, Reserve Bank of India, Foreign Investment Promotion Board, Secretariat of Industrial Approvals and any other appropriate authorities, institutions or bodies (hereinafter collectively referred to as the “appropriate authorities”) and enabling provisions in the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchanges where the equity shares of the Company
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

of the Company (hereinafter referred to as “the Board” which expression shall include any Committee constituted for the time being thereof), the consent and approval of the Company be and is hereby accorded to the Board and the Board be and is hereby authorized to issue, offer and allot equity shares/ non-convertible debt instruments along with warrants and convertible securities other than warrants, which are convertible into or exchangeable with equity shares on such date as may be determined by the Board not later than 60 months from the date of allotment (collectively referred to as “Securities”), to the Qualified institutional Buyers (QIBs) as per the SEBI Regulations, on the basis of placement document(s), at such time or times in one or more tranche or tranches, at such price being not less than the price determined in accordance with the pricing formula under the SEBI Regulations and on such terms and conditions and in such manner as the Board may, in its absolute discretion determine in consultation with the Merchant Bankers, Advisors or other intermediaries, provided that the aggregate issue amount of Securities shall not exceed USD 200,000,000 (USD 200 Million only) inclusive of such premium payable on the Securities;

(b) RESOLVED FURTHER THAT in accordance with regulation 86(1)(a) of the SEBI Regulations for time being in force, a minimum of 10% of the Securities issued pursuant to the said Regulation shall be allotted to mutual funds and if no mutual fund is agreeable to take up the minimum portion or part thereof, then such minimum portion or part thereof may be allotted to other Qualified Institutional Buyers;

(c) RESOLVED FURTHER THAT the “relevant date” for determining the pricing in accordance with the provisions of Chapter VIII of the SEBI Regulations shall mean: i in case of allotment of equity shares, the date of the meeting in which the Board of Directors or the committee of directors duly authorised by the Board of Directors of the Company decides to open the proposed issue, ii In case of allotment of securities other than equity shares, at the discretion of the Board, the date shall be either the date of the meeting in which the Board of Directors or the committee of directors duly authorised by the Board of Directors of the Company decides to open the issue of such convertible securities or the date on which the holder of such securities other than equity shares become entitled td apply for the equity shares.

ITEM 2: increase in remuneration of Executive Director: To consider and, if thought fit, to pass with or without modification(s) the following Resolution as an Ordinary Resolution: “RESOLVED THAT in partial modification of the resolution passed at the 86th Annual General Meeting held on 25th September, 2008 and pursuant to the provisions of Sections 198,269,309,310 and all other applicable provisions, if any, of the Companies Act, 1956, read with Schedule Xlll thereto, the Company hereby approves of the changes in the terms and conditions of appointment of Mr. Himanshu Parikh, Executive Director of the Company with effect from 9th July, 2009 for the remainder of his tenure as set out in the draft Supplemental Agreement to be entered into between the Company and Mr. Parikh, a copy of which initialed by the Chairman for the purpose of identification is placed before this meeting, which Supplemental Agreement is hereby approved with specific authority to the Board of Directors of the Company (hereinafter referred to as “the Board”), to alter and vary the terms and conditions including the remuneration or any amendment thereto as may be agreed to between the Board and Mr. Parikh;
						MGMT	Yes	For	For
TELEVISION EIGHTEEN INDIA LTD	TLEI IN	B1L5S51	10/26/2009	New Delhi
1. Adopted of Annual Accounts: To receive, consider, and adopt the Balance Sheet as at March 31, 2009, the Profit and Loss account for the year enclosed on that date and the Reports of the Auditors and the Directors thereon.
						MGMT	No	DNA	DNA
					2. Re-appointment of Mr. Hari S. Bhartia To appoint a Director in place of Mr. Hari S. Bhartia, who retires by rotation, and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					3. Re-appointment of Ms. Vandena Malik To appoint a Director in place of Ms. Vandena Malik, who retires by rotation and being eligible, offers herself for re-appointment	MGMT	No	DNA	DNA

4. Appointment of Statutory Auditors; To appoint M/S Deloitte Haskins & Selis, Chartered Accountants as Statutory Auditors of the Company to hold office fro the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration
						MGMT	No	DNA	DNA

5. Increase in Section 293(1)(d) limits. “RESOLVED THAT pursuant to provisions of section 293(1)(d) and other applicable provisions, consent of the Company is hereby accorded to the Board of Directors to borrow any sum or sums of money that may exceed at any time, the aggregate of the paid up capital of the Company and its free reserve, provided that the total amounts borrowed shall not exceed Rs 1,500 Crores (Rupees Fifteen Hundred Crores only)
						MGMT	No	DNA	DNA
CORE PROJECTS AND TECHNOLOGIES LIMITED	CPTL IN	B1XX1Q5	10/31/2009	Mumbai
“RESOLVED THAT, pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modifications or re-enactment thereof, for the time being in force) and in accordance with the enabling provisions of the Memorandum and Articles of Association of the Company, the listing agreements entered into by the company with the Stock Exchange(s) where the shares of the company
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

sanctions which the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall be deemed to include any Committee(s) constituted /to be constituted by the Board to exercise its powers including the powers conferred by this Resolution be and is hereby authorized to accept, create, issue. offer and allot Warrants to the Promoter / Promoter group whether or not they are the members of the Company. entitling the warrant-holders to apply from time to time for equity shares of the Company in one or more tranches, on preferential basis through offer letters and/or circular and/ or information memorandum and /or private placement memorandum and/or such other documents/ writings, in such manner and on such terms and conditions as may be determined by the Board in its absolute discretion, provided that the aggregate number of resultant equity shares of the Company to be issued against such warrants shall not exceed 1,00,00,000 (One Crore) fully paid up equity shares of the face value of Rs.2 each at a price not less than

(a) The average of the weekly high and low of the closing prices of the Company’s equity shares quoted on the recognized stock exchanges during the six months preceding the ‘relevant date’; or (b) The average of the weekly high and low of the closing prices of the Company’s equity shares quoted on the recognized stock exchanges during the two weeks preceding the ‘relevant date’, whichever is higher; the ‘relevant date’ for the purpose being October 1, 2009 i.e. thirty days prior to the date of this Meeting.

RESOLVED FURTHER THAT, the resultant equity shares to be issued and allotted upon exercise of right attached to the warrants in accordance with the terms of the offer(s) shall rank pari passu with the then existing equity shares of the Company in all respects and be listed on the stock exchanges where the equity shares of the Company are listed;
						MGMT	No	DNA	DNA

RESOLVED FURTHER THAT, for the purpose of giving effect to the above, the Board be and is hereby authorised on behalf of the Company to take all such actions and do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to the issue or allotment of aforesaid Securities and listing thereof with the stock exchange(s) as appropriate and to resolve and settle all questions and difficulties that may arise in the proposed issue, offer and allotment of the said securities, utilisation f the issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board in its absolute discretion deem fit, without being required to seek any further consent or approval of the Members or otherwise o the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this solution.
						MGMT	No	DNA	DNA
HINDALCO INDUSTRIES LIMITED	HNDL IN	B0GWF48	11/17/2009	Mumbai	I . Further issuance of Securities	MGMT	Yes	For	For
					2. Increase in the limit of investment by Foreign Instructional Investor IRIS) in the Company’s Equity Share Capital to 40% (Forty per cent).	MGMT	Yes	For	For
UTV SOFTWARE COMMUNICATIONS LIMITED NEW	UTV IN	B06CRH5	11/11/2009	Postal Ballot
1. “RESOLVED THAT pursuant to Section 94 and all other applicable provisions, if any, of the Companies Act, 1956, the authorized share capital of the Company be increased from Rs. 45,00,00,000/- (Rupees Forty Five Crores) to Rs. 70,00,00,0001- (Rupees Seventy Crores) by the creation of 2,50,00,000 (Two Crores Fifty Lakhs) new equity shares ranking pari passu with the existing equity shares subject to the Memorandum and Articles of Association of the Company.”
						MGMT	Yes	For	For

2.RESOLVED THAT existing clause of the Memorandum of Association of the Company be and is hereby altered by deleting the existing clause V and substituting in its place the following as new clause V; ‘V. The Authorised share Capital of the Company is Rs 70,00,00,000 divided into 7,00,00,000 equity shares of Rs 10/each
						MGMT	Yes	For	For
GUJARAT NRE COKE LIMITED	GNC IN	6344014	11/14/2009	Postal Ballot
The Board of Directors of the Company provide resolution passed at its meeting held on 19th September, 2009 has recommended issue of “B” equity shares of Rs 10/each credited as fully paid up bonus shares to the holders of existing equity shares of the Company in the ratio of 1“B” equity share for every 10 equity shares held subject to regulatory approvals including approval of the members. Accordingly, a Special Resolution is placed before the members under Item no. 1 of the notice for your consideration.
						MGMT	Yes	For	For

The Board of Directors of the Company wide resolution passed at its meeting held 24th September, 2009 also decided to raise resources to fund the domestic and international operations of the Company and accordingly decided to issue Securities (including issue of Foreign Currency Convertible Bonds) for an amount not exceeding USD 60 million or INR 300 crores whichever is higher as well as to issue 2.50 crore Convertible Warrants to Promoters in Private Placement/Preferential Issue basis.
						MGMT	Yes	For	For
GVK POWER AND INFRASTRUCTURE LIMITED	GVKP IN	B0XXJX1	11/20/2009	Postal Ballot
The Company proposes to raise funds up to an amount of Rs.1,800 crores (Rupees One Thousand Eight Hundred Crores only) through FCCBs / FCEBs / QIP / Equity / Convertible Warrants / Debentures etc., to invest in the existing / expansion / new projects under operations/ under development / new ones which are being implemented through subsidiaries / associate Companies and also for acquisition of existing and / or new business / projects and to meet other financial obligations of the Company. In terms of sections 81(1A) and 192A of the Companies Act, 1956 read with the Companies (Passing of the Resolution by Postal Ballot) Rules, 2001 of the Companies Act, 1956, raising of funds through equity / debt requires the approval of shareholders by way of a Special Resolution, through a postal ballot.
						MGMT	Yes	For	For
RELIANCE INDUSTRIES LIMITED	RIL IN	6099626	11/17/2009	Mumbai	1. To consider and adopt the audited Balance Sheet as at March 3 1,2009, the Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					2 To appoint Directors in place of those retiring by rotation.	MGMT	Yes	For	For

3. To appoint Auditors and to fix their remuneration and in this regard to consider and if thought fit, to pass, with or without modification(s3, the following resolution as an Ordinary Resolution: “RESOLVED THAT M/S, Chaturvedi & Shah, Chartered Accountants, M/S. Deloitte Haskins and Sells, Chartered Accountants, and M/S. Rajendra & Co., Chartered Accountants, be and are hereby appointed as Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors.’’
						MGMT	Yes	For	For

4. RESOLVED FURTHER THAT (a) the new equity shares of Rs.10 each to be issued and allotted as bonus shares shall be subject to the provisions of the Memorandum of Association and Articles of Association of the Company and shall rank pari passu in all respects with and carry the same rights as the existing paid up equity shares of the Company; (b) the share certificates for bonus shares be delivered to the shareholders who hold the existing equity shares in physical form and the respective beneficiary accounts be credited with the bonus shares, for such shareholders who hold the existing equity shares or opt to receive the bonus shares, in dematerialized form, within the prescribed period.
						MGMT	Yes	For	For
					5. To appoint Shri Hital R. Meswani as a Whole time Director designated as Executive Director	MGMT	Yes	For	For
					6. To appoint Shri PMS Prasad as a Director liable to retire by rotation and also a Whole time Director designated as Executive Director	MGMT	Yes	For	For
					7. To appoint Shri R Ravimohan as a Director liable to retire by rotation and also a Whole time Director designated as Executive Director	MGMT	Yes	For	For
RURAL ELECTRIFICATION CORPORATION LIMITED	RECL IN	B2Q7WL3	11/24/2009	New Delhi
1. To issue additional equity shares.
“RESOLVED FURTHER that the equity shares to be so allotted shall be subject to the Memorandum of Association and Articles of Association of the Company and shall rank pari passu in all respects with the existing equity shares of the Company including rights in respect of dividends.
						MGMT	No	DNA	DNA
JINDAL SAW LIMITED	JSAW IN	6152723	11/27/2009	Mathura
1. “Resolved that pursuant to Sections 16,94 and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals as may be required, each Equity Share of the face value of Rs. SO!- (Rupees Ten only) in the capital of the Company be sub-divided into 5 (Five) Equity Shares of Rs. 21- (Rupees Two only) each and the Memorandum of Association of the Company be altered by substituting the present Clause V with the following new Clause :- V. “The Authorised Share Capital of the Company is Rs. 2,00,00,00,000 (Rupees Two Hundred Crores only) divided into 50,00,00,000 each and 1,00,00,000 (One Crore only )”.
						MGMT	No	DNA	DNA

2. “RESOLVED THAT pursuant to Section 31 and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals as may be required, the Articles of Association of the Company be altered by substituting the present Article 4 with the following new Article :- 4. ‘The Share Capital of the Company is Rs. 200,00,00,000 (Rupees Two Hundred Crores only) divided into 50,00,00,000 ( Fifty Crores Only) Equity Shares of Rs. 21- (Rupees Two only) and 1,00,00,000 (One Crore only) each with power to subdivide, create, increase and with power from time to time to issue any share of the original capital or any new capital subject to any preferential, qualified or special rights, privileges or conditions as may be thought fit and upon the sub-division of a share to apportion the right to participate in profit in any manner as between the shares so resulting from such subdivision. The rights attached to the preference share shall be such as may be determined by the Company at the time of issue thereof.”
						MGMT	No	DNA	DNA

3. “Resolved that in accordance with the provisions of Section 198, 269 and 309 read with Schedule Xlll and all other applicable provisions of the Companies Act, 1956 and subject to the approval of the members of the Company and such other approvals as may be necessary, Shri H.S. Chaudharry be and is hereby re-appointed as Whole-time Director for a period of 2 years w.e.f. 11/11/2009
						MGMT	No	DNA	DNA
JAIPRAKASH ASSOCIATES LTD	JPA IN	B01GVY7	12/7/2009	Postal Ballot	1. ISSUE & ALLOTMENT OF BONUS SHARES	MGMT	Yes	For	For

RESOLVED FURTHER THAT the new equity shares of Rs. 2 each to be issued and allotted as bonus shares shall be subject to the provisions of the Memorandum of Association and Articles of Association of the Company and shall rank pari passu in all respects with and carry the same rights as the existing fully paid up equity shares in the Company
						MGMT	Yes	For	For
					2. CREATION OF MORTGAGE CHARGE IN FAVOUR OF DEBENTURE TRUSTEES FOR NCDs SUBSCRIBED BY LIC Of INDIA	MGMT	Yes	For	For
					3. CREATION OF MORTGAGE CHARGE IN FAVOUR OF ICICI BANK	MGMT	Yes	For	For
					4. CREATION OF MORTGAGE CHARGE IN FAVOUR OF L&T FINANCE LTD.	MGMT	Yes	For	For
					5. RE-APPOINTMENT OF SHRI SUNNY GAUR AS MANAGIND DIRECTOR (CEMENT)	MGMT	Yes	For	For
					6. INVESTMENT IN JPSK SPORTS PRIVATE LIMITED, A SUBSIDIARY OF THE COMPANY	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

USHA MARTIN LIMITED	USM IN	6142854	12/7/2009	Kolkata
To consider and, if thought fit to pass with or without modification, the following resolution as an Ordinary Resolution:
1 To issue shares, but no limited to, Equity Shares, Foregin Currency Convertible Bomds (FCCBs), Optionally Convertible Debentures (OCD), Bond with share warrants attached, Global Depository Receipts (GDRs), American Depostiory Reciepts (ADRs) or any other equity related instrument of the Company.
						MGMT	Yes	For	For
					2 The credit balance in the securities Premium Account of the Company be utilised to the extent of Rs. 200 Crores for meeting ‘deferred tax liability’ arising in terms of Accounting Standard 22.	MGMT	Yes	For	For

3 Give consent to the Board of Directors of the Company to borrow from time to time, for the purpose of the Company’s business, any sum or sums of money provided that the aggregate of the monies borrowed and to be so borrowed and outstanding at ant one time shall not exceed Rs. 3500 crores.
						MGMT	Yes	For	For
					4 Give consent within an overall limit of Rs. 3500 crores for mortgaging, charging and/or leasing out present and future properties.	MGMT	Yes	For	For
HCL TECHNOLOGIES LIMITED	HCLT IN	6294896	12/8/2009	New Delhi	1. To consider and adopt the Profit and Loss Account for the year ended June 30, 2009 and the Balance Sheet as on that date together with the Reports of the Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To appoint a Director in place of Mr. Shiv Nadar, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					3. To appoint a Director in place of Ms. Robin Abrams, who retires by rotation and being eligible, offers herself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. P. C. Sen, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To declare dividend.	MGMT	Yes	For	For

6. To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution in regard to appointment of auditors of the Company.
“RESOLVED THAT MIS. S.R. Batliboi & Co., Chartered Accountants, be and are hereby appointed as auditors of the Company in place of the retiring auditors, M/s. Price Waterhouse, Chartered Accountants, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and are hereby authorized to fix their remuneration and reimburse their traveling and out of pocket expenses.”
						MGMT	Yes	For	For

7. To consider and, if thought fit, to pass with or without modification(s), the following Resolution as a Special Resolution: “RESOLVED that pursuant to Sections 198, 269, 309, and all other applicable provisions of the Companies Act, 1956, (“Act”) read with Schedule Xlll to the said Act, the consent of the Company be and is hereby accorded to the re-appointment of Mr. Shiv Nadar, as Managing Director of the Company for a period of 5 years w.e.f. September 13, 2009 with the designation of Chairman & Chief Strategy Officer or such other designation as the BoardICompensation Committee may decide from time to time on the terms and conditions as set out below. A. Salary & perquisites: No salary perquisites to be paid to Mr. Shiv Nadar from the Company. B. Subject to superintendence, control and directions of the Board, he shall perform such duties and functions as would commensurate with his position as Managing Director of the Company and as may be delegated to him by the Board from time to time. C. The Company shall be entitled to terminate this appointment by way of giving six months notice in writing or such shorter notice as may be mutually agreed between him and the Company. D. The appointment shall be subject to retirement by rotation.
						MGMT	Yes	For	For
HINDUSTAN CONSTRUCTION COMPANY LIMITED	HCC IN	B0NSG79	12/4/2009	Mumbai
1. To consider and if thought fit, to pass, the following Resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 314(1B) and other applicable provisions, if any, of the Companies Act, 1956 or any amendments or substitution thereof and subject to the approval of the Central Government and such other approvals as may be necessary, the consent of the Company be and is hereby accorded to Mr. Arjun Dhawan, a relative (son-in-law) of Mr. Ajit Gulabchand, Chairman & Managing Director of the Company, to hold and continue to hold an Office or Place of Profit as a President -HCC Infrastructure Business of the Company on the following remuneration with effect from 1st November 2009:
						MGMT	Yes	For	For
I. Basic Salary: Salary of Rs. 2,90,000 per month in the scale of Rs. 2,90,000 — Rs. 85,000 — Rs. 6,30,000 per month
II. Housing:Fifty percent of basic salary as House Rent Allowance or Rent Free Furnished Accommodation to be provided by the Company
III. Personal Allowance : Rs. 40,000 per month
IV. Utility Allowance : Rs. 18,800 per month

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

V. Adhoc: Rs. 4.50.000 per month
VI. AC Allowance: Rs. 2,500 per month
VII. Medical Reimbursement & Insurance: As per the Rules of the Company
VIII. L.T.A. : As per the Rules of the Company

IX. Variable Pay/ Performance Linked Pay (PLP) : For the financial year 2009-10, he will be entitled to a maximum Performance Linked Performance Linked Pay of Rs. 50.00 lacs, applicable on a pro-rata basis from the date of his appointment.

BAJAJ HINDUSTAN LIMITED	BJH IN	B00YYR6	12/16/2009	Mumbai	1. Issue of Foreign Currency Convertible Bonds and Ordinary Shares (Through Depository Receipt Mechanism)	MGMT	Yes	For	For
LANCO INFRATECH LIMITED	LANCI IN	B1BQS32	12/9/2009	Postal Ballot
1. To Consider and, if thought fit, to pass the following Resolution as an Ordinary Resolution. “RESOLVED THAT Pursuant to the Provisions of Sections 16, 94 and other applicable Provisions of the Companies Act, 1956 and Article No.57 of the Articles of Association of the Company and subject to such other approvals / permissions / sanctions as may be necessary, Consent of the Company be and is hereby accorded to the Sub-division of One Fully paid up Equity Share of Face value of Rs.101- (Rupees Ten only) each into Ten Equity Shares of Face Value of Re.11- (Rupee One only) each fully paid up. RESOLVED FURTHER THAT the existing Clause V of the Memorandum of Association of the Company be and is hereby altered to read as follows: V. The Authorized Share Capital of the Company is Rs.500,00,00,000/- (Rupees Five Hundred Crores only) divided into 500,00,00,000 (Five Hundred Crores Only) Equity Shares of Re.11- (Rupee One only) each. The Company shall have the power to increase or reduce the share Capital to issue any shares with special rights or privileges as to voting, dividends, repayment of capital or otherwise or to subject the same to any restriction, limitations and conditions and to vary, modify or abrogate any such right, privileges, restrictions or conditions. The rights of the holders of any class of shares for the time being forming part of the capital of the Company may be modified, affected, varied, extended or surrendered.
						MGMT	Yes	For	For

RESOLVED FURTHER THAT for the purpose of giving effect to the resolutions above, the Board of Directors (Board) / duly constituted Committee of the Board, be and is hereby authorized to take such steps and actions and give such directions as it may in its absolute discretion deem necessary and to issue new share certificates, wherever required, in the aforesaid proportion, in cancellation of existing shares, subject to the rules as laid down in the companies (issue of share certificates) Rules, 1960, and Articles ofAssociation of the Company and to settle any question that may arise in this regard and to finalize and execute all documents, deeds and writings as may be necessary, which includes but not limited to preparing, executing and filing necessary applications / forms / returns / documents to Registrar of Companies, Stock Exchanges (BSE 8 NSE), National Securities Depository Limited (NSDL), Central Depository Services (India) Limited (CDSL) and / or such other statutory authorities as may be necessary from time to time and to delegate all or any of the powers to any authorized person(s) to give effect to the above resolution and to comply with necessary formalities in this regard.”

2. To Consider and, if thought fit, to pass the following Resolution as Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 31 of the Companies Act, 1956, the existing Article 5 of Articles of Association of the Company be and is hereby altered to read as follows:
5. The Authorized Share Capital of the Company is Rs.500,00.00,0001- (Rupees Five Hundred Crores only) divided into 500,00,00,000 (Five Hundred Crores Only) Equity Shares of Re.1/- (Rupee One only) each.”
						MGMT	Yes	For	For
WEBEL SL ENERGY SYSTEMS LIMITED	WSES IN	B03KGZ3	12/15/2009	Kolkata	To consider and, if thought fit to pass with or without modification, the following resolution as an Ordinary Resolution:	MGMT	Yes	For	For
1. Increase the Authorised Share Capital of the Company from Rs. 15,00,00,000 to Rs. 30,00,00,000.
					2. Issue and allot bonus shares in the ratio of ONE new Equity Share for every ONE existing Equity Share.	MGMT	Yes	For	For
MAHINDRA HOLIDAYS AND RESORTS INDIA LIMITED	MHRL IN	B6019L8	12/16/2009	Postal Ballot
1. To consider and, if thought fit to pass with or without modification, the following resolution as a Special Resolution: The maximum number of options to be granted to the non-executive directors shall not exceed more than 4,00,000 Equity Shares of Rs. 10 each of the Company in any one financial year. The maximum number of equity shares to be issued and allotted shall rank pari passu in all respects with the then existing Equity Shares of the Company.
						MGMT	Yes	For	For

2. To consider and, if thought fit to pass with or without modification, the following resolution as a Special Resolution: Approval of Mr. Ramesh Ramanathan as Managing Director of the Company from 1st April, 2009 for the remainder of his term of office upto June 2012.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

AUROBINDO PHARMA LIMITED	ARBP IN	6702634	12/23/2009	Hyderabad
1. To receive, consider and adopt the Audited Balance Sheet as at 31sst March 2009 Profit & Loss Account and Cash Flow Statement for the year ended on that date and the report of the Board of Directors and the Auditors theron.
						MGMT	No	DNA	DNA
					2. To declare dividend on the Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. M. Sivakumaran who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. M. Madan Mohan Reddy who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. M. Sitarama Murthy who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

6. To appoint M/s. S.R. Batliboi & Associates as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration.
						MGMT	No	DNA	DNA

7. Mr. P.V. Ramprasad Reddy who was re-appointed as Whole-time Director of the Company in the capacity of Executive Chairman for a period of 5 years with effect from June 29, 2006 be and is hereby revised with effect from September 1, 2009 with a basic salary of Rs. 3,75,000 per month and house rent allowance of Rs. 2,50,000 per month whilst other existing terms remained unchanged.
						MGMT	No	DNA	DNA

8. Mr. K. Nithyananda Reddy who was re-appointed as Managing Director of the Company for a period of 5 years with effect from June 29, 2006 be and is hereby revised with effect from September 1, 2009 with a basic salary of Rs. 3,75,000 per month and house rent allowance of Rs. 2,50,000 per month whilst other existing terms remained unchanged.
						MGMT	No	DNA	DNA

9. Mr. M. Sivakumaran who was re-appointed as Whole-time Director of the Company for a period of 3 years with effect from January 16, 2007 be and is hereby revised with effect from September 1, 2009 with a basic salary of Rs. 3,75,000 per month and house rent allowance of Rs. 2,50,000 per month whilst other existing terms remained unchanged.
						MGMT	No	DNA	DNA

10. For Dr. M Sivakumaran:
a. Salary: Rs. 3,75,000 per month
b. House Rent Allowance: Rs. 2,50,000 per month
c. Medical Reimbursement: one month’s salary
d. Leave Travel Concession: For self and family once in a year as per the rules of the Company.
e. Personal Accident Insurance: Premium not exceeding Rs. 25,000 per annum
f. Club Fees: Fees of clubs subject to a maximum of two clubs. This will not include admission and life membership.
g. Provident fund, as per rules of the Company.
h. Provision of Company’s car with driver.
i. Provision of free telephone at residence.
j. Encashment of leave as per the rules of the Company.
						MGMT	No	DNA	DNA

11. For Mr. M. Madan Mohan Reddy
a. Salary: Rs. 3,75,000 per month
b. House Rent Allowance: Rs. 2,50,000 per month
c. Medical Reimbursement: one month’s salary
d. Leave Travel Concession: For self and family once in a year as per the rules of the Company.
e. Personal Accident Insurance: Premium not exceeding Rs. 25,000 per annum
f. Club Fees: Fees of clubs subject to a maximum of two clubs. This will not include admission and life membership.
g. Provident fund, as per rules of the Company.
h. Provision of Company’s car with driver.
i. Provision of free telephone at residence.
j. Encashment of leave as per the rules of the Company.
						MGMT	No	DNA	DNA
					12. Appoint Ms. K. Kirthi Reddy, a relative of the Directors and Chairman, as Assistant Manager.	MGMT	No	DNA	DNA
					13. Appoint Mr. Vishnu M. Sriram, a relative of the Whole-time Director, as Associate Vice President.	MGMT	No	DNA	DNA
					14. Dr. D. Rajagopala Reddy appointed as Director of the Company liable to retire by rotation.	MGMT	No	DNA	DNA
ZEE ENTERTAINMENT ENTERPRISES LTD	Z IN	6188535	12/29/2009	Mumbai	ORDINARY ORIGINAL CIVIL JURISDICTION COMPANY APPLICATION NO. 1232 OF 2009 In the matter of the Companies Act, 1956 (1 of 1956)	MGMT	Yes	For	For
					In the matter of Sections 391 to 394 of the Companies Act, 1956,	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

In the matter of Scheme of Arrangement between Zee News Limited (‘ZNL’ or ‘the Transferor Company’) and Zee Entertainment Enterprises Limited (‘ZEEC or ‘the Transferee Company’) and their respective Shareholders and Creditors ZEE ENTERTAINMENT ENTERPRISES LIMITED, a company incorporated under the provisions of Companies Act, 1956 having its Registered Office at Continental Building, 135, Dr. Annie Besant Road, Worli, Mumbai — 400 018 1 Applicant Company
						MGMT	Yes	For	For
EXIDE INDUSTRIES LTD	EXID IN	B1D3ZC9	12/30/2009	Postal Ballot	Issue of Securities — Qualified Institutions Placements	MGMT	Yes	For	For
KEC INTERNATIONAL LTD	KECI IN	B0YJJ27	1/9/2010	Postal Ballot	1) Special Resolution to alter the Objects Clause in the Memorandum of Association of the Company in terms of Section 17 and other applicable provisions of the Companies Act, 1956;	MGMT	Yes	For	For

2) Special Resolution to commence and carry on all or any of the business as mentioned in the proposed alterations in the Objects Clause III of Memorandum of Association of the Company in terms of provisions of Section 149 (2A) of the Companies Act, 1956;
						MGMT	Yes	For	For
					3) Ordinary Resolution to increase the borrowing limits of the Company under Section 293(1)(d) of the Companies Act, 1956.	MGMT	Yes	For	For
KEC INTERNATIONAL LTD	KECI IN	B0YJJ27	1/8/2010	Postal Ballot
1. Pursuant to an Order dated 27th day of November, 2009 passed by the Humble High Court of Judicature at Bombay in the Company Application referred to hereinabove, a meeting of the Equity Shareholders of KECK International Limited, the Applicant Company is being convened at The Auditorium at Textiles Committee, Next to Trade Plaza (TATA Press), P. Balu Road, Prabhadevi Chowk, Prabhadevi, Mumbai 400025 on Friday, the 8th day of January, 2010 at 3.00 p.m., for the purpose of considering and if thought fit, approving with or without modification(s), the arrangement embodied in the Scheme of Amalgamation of RPG Cables Limited with KEC International Limited and their Respective Shareholders (“the Scheme”).
						MGMT	Yes	For	For
					2. The Scheme envisages amalgamation of RPG Cables Limited with KEC International Limited pursuant to Sections 391 to 394 and other applicable provisions of the Companies Act, 1956 (“the Act”).	MGMT	Yes	For	For

3. SHARE CAPITAL 3.1. The Share Capital of RPGCL as at March 31, 2009 was as under: Particular Amount (Rs. in Lacs)Authorised Capital5,00,00,000 Equity Shares of Rs. 10/- each5,000.00TOTAL5,000.00Issued, Subscribed and Paid up Capital4,14,61,355 Equity Shares of Rs. 10/- each fully paid up4,146.13Add: Forfeited shares0.17TOTAL4,146.303.2. The Share Capital of KEC as at March 31, 2009 was as under: Particular Amount (Rs. in Lacs) Authorised Capital15,00,000 Redeemable Preference Shares of Rs.100/- each1,500.006,00,00,000 Equity Shares of Rs. 10/- each6,000.00TOTAL7,500.00Issued ,Subscribed and Paid up Capital4,93,44,606 Equity Shares of Rs. 10/- each fully paid up4,934.46TOTAL4,934.46 PART B — AMALGAMATION OF RPGCL WITH KEC
						MGMT	Yes	For	For
					4. TRANSFER AND VESTING OF THE UNDERTAKING OF RPGCL	MGMT	Yes	For	For
					5. ISSUE OF SHARES	MGMT	Yes	For	For

6. ACCOUNTING TREATMENT On the Scheme becoming effective, the accounting for the amalgamation would be done in accordance with the “Purchase Method” referred in Accounting Standard 14 — Accounting for Amalgamation (AS 14)
						MGMT	Yes	For	For
					7. TRANSACTIONS UPTO THE EFFECTIVE DATE	MGMT	Yes	For	For

8. TREATMENT OF EMPLOYEES 8.1. On the Scheme becoming operative, all permanent staff, workmen and employees of RPGCL who are in service on the date immediately preceding the Effective Date shall, become the staff, workmen and employees of KEC on the Effective Date.
						MGMT	Yes	For	For

9. LEGAL PROCEEDINGS If any suit, appeal or other proceeding of whatever nature by or against RPGCL is pending, the same shall not abate or be discontinued or be in any way prejudicially affected by reason of the amalgamation or by anything contained in this Scheme, but the said suit, appeal or other legal proceedings may be continued, prosecuted and enforced by or against KEC, as the case may be, in the same manner and to the same extent as it would or might have been continued, prosecuted and enforced by or against RPGCL as if this Scheme had not been made.
						MGMT	Yes	For	For

10. COMBINATION OF AUTHORISED CAPITAL Upon sanction of this Scheme and from the date of Scheme becoming effective, the authorised share capital of KEC shall automatically stand increased without any further act, instrument or deed on the part of KEC including payment of stamp duty and fees paid to Registrar of Companies
						MGMT	Yes	For	For
					11. CONTRACTS, DEEDS AND OTHER INSTRUMENTS	MGMT	Yes	For	For
					12. SAVING OF CONCLUDED TRANSACTIONS	MGMT	Yes	For	For
					13. DISSOLUTION OF RPGCL On the Scheme becoming effective RPGCL shall stand dissolved without being wound up.	MGMT	Yes	For	For

14. APPLICATION TO THE HIGH COURTS OR SUCH OTHER COMPETENT AUTHORITY KEC and RPGCL shall with all reasonable dispatch, make Applications to the jurisdictional High Courts or such other competent authority, as may be applicable, and for sanctioning this Scheme of Amalgamation under Sections 391 to 394 and other provisions of the Act and for dissolution of RPGCL without being wound up.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

15. MODIFICATION/AMENDMENT TO THE SCHEME KEC and RPGCL by their respective Board of Directors may make and/or consent to any modifications/ amendments to the Scheme or to any conditions or limitations that the Courts or any other authority may deem fit to direct or impose or which may otherwise be considered necessary, desirable or appropriate by them (i.e. the Board of Directors). KEC and RPGCL by their respective Board of Directors, shall be authorised to take all such steps as may be necessary, desirable or proper to resolve any doubts, difficulties or questions whether by reason of any directive or order of any other authority or otherwise however arising out of or under or by virtue of the Scheme and/or any matter concerned or connected therewith.
						MGMT	Yes	For	For

16. CONDITIONALITY OF THE SCHEME The Scheme is conditional upon and subject to the following : (a) The Scheme being approved by the respective requisite majorities of the members and / or creditors of KEC and RPGCL, as may be directed by the jurisdictional High Courts and/or any other competent authority and it being sanctioned by such High Courts and / or any other competent authority, as may be applicable under Sections 391.
						MGMT	Yes	For	For

17. EFFECT OF NON-RECEIPT OF APPROVALS / SANCTIONS In the event of any of the said sanctions and approvals referred to in the preceding Clause 16 not being obtained and / or the Scheme not being sanctioned by the High Courts or such other competent authority, as may be Applicable, and/or the Order not being passed as aforesaid before December 31, 2010 or within such further period or periods as may be agreed upon between KEC and RPGCL by their respective Boards of Directors, this Scheme shall stand revoked, cancelled and be of no effect, save and except in respect of any act or deed done prior thereto as is contemplated hereunder or as to any rights and/ or liabilities which might have arisen or accrued pursuant thereto and which shall be governed and be preserved or worked out as is specifically provided in the Scheme or as may otherwise arise in law. In such event each party shall bear and pay its respective costs, charges and expenses for and or in connection with the Scheme.
						MGMT	Yes	For	For

18. COSTS, CHARGES AND EXPENSES All costs, charges, taxes including duties, levies and all other expenses, if any (save as expressly otherwise agreed), incurred in carrying out and implementing this Scheme and matters incidentals thereto, shall be borne by KEC.
						MGMT	Yes	For	For
GRASIM INDUSTRIES LIMITED	GRASIM IN	6099927	1/4/2010	Ujjan
1. To consider and, if thought fit, to approve, with or without modification(s), the Scheme: for the purpose of considering, and if thought fit, approving, with or without modification, the Scheme of Arrangement proposed to be made between the Applicant Company and Samruddhi Cement Limited and their respective shareholders and creditors (the “Scheme”).
						MGMT	No	DNA	DNA

2. To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED that pursuant to the provisions of Sections 78, 100 and other applicable provisions, if any, of the Companies Act, 1956 and Article 65 of the Articles of Association of the Company and subject to obtaining approvals, consents, permissions and sanctions as may be required including that of the creditors (if necessary), the sanction by the High Court of Madhya Pradesh, Indore and High Court of Gujarat to the Scheme of Arrangement between the Company and Samruddhi Cement Limited and their respective shareholders and creditors, and further subject to such conditions as may be prescribed while granting such approvals, consents, permissions and sanctions, which the Board of Directors (hereinafter referred to as the “Board” which term shall include any Committee which the Board of Directors of the Company may have constituted or may thereafter constitute and/or any director or any individual, delegated with the powers necessary for the purpose) of the Company may agree and accept, consent of the members be and is hereby accorded to the reduction in (i) the Share Premium Account of the Company by Rs. 823.88 Crores, and (ii) the preference share capital redemption reserve of the Company by Rs. 1.48 Crores.”
						MGMT	No	DNA	DNA
SIEMENS LTD	SIEM IN	B15T569	1/29/2010	Mumbai
I. To receive, consider and adopt the audited Profit and Loss Account for the year ended 30th September, 2009, Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare a Dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Joe Kaeser, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Vijay V. Paranjape, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Narendra J. Jhaveri, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

6. To re-appoint Messrs 5. R. Batliboi & Associates, Chartered Accountants, as Statutory Auditors of the Company to hold office from the conclusion of the 52nd Annual General Meeting upto the conclusion of the next i.e. 53rd Annual General Meeting of the Company and to authorise the Board of Directors of the Company to fix their remuneration.
						MGMT	Yes	For	For
					7. Payment of commission to Non- Executive Directors	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					8. Revision in remuneration of Dr. Armin Bruck, Managing Director	MGMT	Yes	For	For
					9. Revision in remuneration of Mr. Sunil Mathur, Executive Director	MGMT	Yes	For	For
					10. Revision in remuneration of Mr. Vijay V. Paranjape, Whole-time Director	MGMT	Yes	For	For
					11. One-time special payment to Mr. Vilas B. Parulekar (former Whole-time Director)	MGMT	Yes	For	For
					12. Siemens Limited — Share Matching Plan	MGMT	Yes	For	For
					13. Siemens Limited — Share Matching Plan to the Employees of Indian subsidiaries of the Company	MGMT	Yes	For	For
AUROBINDO PHARMA LIMITED	ARBP IN	6702634	1/20/2010	Hyderabad
1. “Resolved that the Scheme of Amalgamation by and between its subsidiary Trident Life Sciences Limited and Aurobindo Pharma Limited tabled before the meeting and initialed by the Chairman for identification purpose be and is hereby approved.
						MGMT	No	DNA	DNA

2. Resolved that the Board of Directors of the Applicant Company (hereinafter referred to as ‘the Board’ which expression shall also include any Committee constituted thereof) be and is hereby authorised to do all such acts, deeds, matters and things, including withdrawal of the Scheme which the Board considers necessary, requisite, desirable or appropriate and to make, agree or accept such modifications/ amendments/ limitations and/or conditions arising out of or by virtue of the said Scheme or as may be directed or imposed by the Stock Exchanges with whom the shares of the Company are listed and/or any other authorities and/or by the Hon’ble High Court of Judicature of Andhra Pradesh at Hyderabad and which the Board considers necessary to effectively implement the said Scheme.”
						MGMT	No	DNA	DNA
BALRAMPUR CHINI MILLS LIMITED	BRCM IN	B06KS32	1/29/2010	Kolkata	1. Receive and adopt the profit and loss account of the Company for the YE 30 SEP 2009 and the balance sheet as at that date with the reports of the Directors and the Auditors thereon	MGMT	Yes	For	For
					2. Declare a dividend on equity shares	MGMT	Yes	For	For
					3. Re-appoint Shri Naresh Chandra as a Director, who retires by rotation	MGMT	Yes	For	For
					4. Re-appoint Shri Kishor Shah as a Director, who retires by rotation	MGMT	Yes	For	For
					5. Appoint the Auditors and to fix their remuneration	MGMT	Yes	For	For
					6. Appoint Shri R. Vasudevan as Director of the Company	MGMT	Yes	For	For

7. Approve, in supersession of the resolution passed by the shareholders at the 33rd AGM held on 30 JAN 2009 and pursuant to the provision of Sections 198, 309 and 310 of the Companies Act, 1956 and Article 76 of the Articles of Association of the Company, the payment to its Non-Executive Directors commission up to 1% of the net profit of the Company in any FY to be computed in accordance with the provisions of the Companies Act, 1956 or INR 25 lacs in aggregate, whichever is lower, over and above the usual sitting fees for a period of 3 years commencing from 01 OCT 2009 and that the said commission be divided among the Directors in such proportion and in such manner as may be determined by the Board
						MGMT	Yes	For	For
Cairn India Limited	CAIR IN	B1G2NN0	2/18/2010	Mumbai
Resolved that the Scheme of Arrangement between Cairn Energy India Pty Limited, Cairn Energy India West B.V., Cairn Energy Cambay B.V., Cairn Energy Gujarat B.V. and Cairn India Limited and their respective shareholders and creditors in terms of the Scheme laid before the meeting be and is hereby approved.
						MGMT	Yes	For	For

Resolved further that the Board of Directors be and is hereby authorized to sign, seal and deliver all documents, agreements and deeds and perform all acts, matters and things and to take all such steps as may be necessary or desirable to give effect to this resolution.
						MGMT	Yes	For	For
Cairn India Limited	CAIR IN	B1G2NN0	2/24/2010	Postal Ballot	Resolved that the Goodwill arising pursuant to the Scheme shall be adjusted against the balance in the Securities Premium Account, not exceeding Rs. 15000 crores, of the company.	MGMT	Yes	For	For

Resolved that the Board is hereby authorized to determine the date and exact amount to be utilized from The Securities Premium Account and to do all acts, deeds, and necessary things without need to seek any further consent to carry out the above resolution.
						MGMT	Yes	For	For
Crompton Greaves Limited	CRG IN	B1B90H9	2/24/2010	Mumbai	Resolution to increase the Authorized share capital	MGMT	Yes	For	For
					Resolution to issue the bonus shares in the ratio of 3 new equity shares for every 4 shares owned.	MGMT	Yes	For	For
Grasim	GRASIM IN	6099927	2/18/2010	Nagda	Resolution to approve the merger between Samruddhi Cement Limited and UltraTech Cement Limited’.	MGMT	Yes	For	For
					Resolution to authorize the Board to do necessary things to effect the above mentioned merger.	MGMT	Yes	For	For
Mphasis	MPHL IN	6151593	2/11/2010	Bangalore
1. To receive, consider, and adopt the audited balance sheet as at 31 October, 2009, and the Profit and Loss Account for the year ended on that date, together with the Reports of the Board of Directors and Auditors thereon.
						MGMT	Yes	For	For
					2. To declare a Dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Dr. Jose de la Torre, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Andreas W Mattes, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint Auditors and to fix their remuneration.	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

INDIABULLS REAL ESTATE LIMITED	IBREL IN	B1TRMQ8 IN	3/12/2010	New Delhi
To consider various alternatives to restructure / reorganize the wholesale trading business of the Company by way of a Demerger, on a going concern basis, of the undertakings, business, activities and operations of the Company.
						MGMT	No	DNA	DNA
IVRCL INFRA AND PROJECTS	IVRC IN	B10SSR3 IN	3/8/2010	Hyderabad
1. Approve, pursuant to the provision of Section 94 of the Companies Act, 1956 and other applicable provisions, to increase the authorized share capital of the Company from INR 40.00 crores comprising of 17,50,00,000 equity shares of INR 2 each aggregating to INR 35.00 crores and 2,50,00,000 preference shares of INR 2 each aggregating to INR 5.00 crores to INR 60.00 crores comprising of 27,50,00,000 equity shares of INR 2 each aggregating to INR 55.00 crores by creation of 10,00,00,000 equity shares of INR 2 each aggregating to INR 20 crores ranking pari passu with the existing equity shares of the Company, and authorize the Board of Directors of the Company to do all such Acts, deeds and things as may be necessary in the best interest of the Company for giving effect to the aforesaid resolution
						MGMT	No	DNA	DNA

2. Amend, pursuant to the provisions of Section 16 of the Companies Act,1956 and other applicable provisions, if any, the existing Clause V of the Memorandum of Association of the Company be substituted with the specified Clause; and authorize the Board of Directors of the Company to do all such acts, deeds and things as may be necessary in the best interest of the Company for giving effect to the aforesaid resolution
						MGMT	No	DNA	DNA

3. Amend, pursuant to the provision of Section 31 1 of the Companies Act, 1956 and other applicable provisions, if any, the existing Article 3 a of the Article of Association of the Company be substituted with the specified Article; and authorize the Board of Directors of the Company to do all such acts, deeds and things as may be necessary in the best interest of the Company for giving effect to the aforesaid resolution
						MGMT	No	DNA	DNA

4. Authorize the Board of Directors of the Company (hereinafter referred to as the Board), which term shall be deemed to include any Committee which the Board may constitute to exercise its powers, including powers conferred by this resolution, pursuant to provisions of Section 78 and other applicable provisions, if any of the Companies Act, 1956, Article 167 of the Articles of Association of the Company and in accordance with the guidelines issued by Securities and Exchange Board of India and other approvals , to capitalize such amount out of the Securities Premium Account or General Reserve Account or such other accounts as are permissible to be utilized for the purpose, as per the audited accounts of the Company for the FYE 31 MAR 2009 for issue of fully paid bonus shares of the face value of INR 2 each to the holders of the existing equity shares of the Company on such a record date as may be fixed by the Board in this regard in the proportion of 1 new equity share for every 1 equity share to which the shareholder in entitled and that the said amount be transferred to the share capital account and that the new bonus shares so issued and allotted shall be treated to all purposes as an increase of the nominal amount of the equity capital of the Company held by each such member and not as income; the new equity shares of INR 2 each to be issued and allotted as bonus shares shall be subject to the Memorandum of Association and Articles of Association of the Company and shall rank pari passu in all respects with and carry the same rights as the existing fully paid up equity shares of the Company, the share certificates for the bonus shares be delivered to the shareholders who hold the existing equity shares in physical form and the respective beneficiary accounts be credited with the bonus shares, for such shareholders who hold the existing equity shares or opt to receive the bonus shares, in dematerialized form, within the prescribed period; authorize the Board to apply to National Stock Exchange of India Limited and Bombay Stock Exchange Limited, for listing of Bonus Shares where the Company’s existing shares are listed and to make an application to the depositories for credited the Bonus Shares to the individual Depository accounts of the allottees; and to settle all matters arising out of and incidental to the above mentioned issue of bonus equity shares and further take all actions as it may in its absolute discretion, deem necessary to give effect to this resolution
						MGMT	No	DNA	DNA
SHREE RENUKA SUGARS LIMITED	SHRS IN	B0LNXC0 IN	3/4/2010	Belgaum
1 To receive, consider and adopt the audited Balance Sheet as at September 30, 2009 and the Profit and Loss Account for the year ended on that date and the reports of the board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2 To appoint a Director in place of Mr. Nitin Puranik who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					3 To appoint a Director in place of Mr. S. K. Tuteja who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					4 To appoint a Director in place of Mr. Robert Taylor who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					5 To appoint a Director in place of Mr. Baghat who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					6 To appoint Auditors and to fix their remuneration.	MGMT	No	DNA	DNA
					7 Declare dividend of Rs. 0.50 per equity share and one-time special dividend of Rs. 0.50 per equity share.	MGMT	No	DNA	DNA
					8. Propose Mr. G.K. Sood for the office of Director of the Company.	MGMT	No	DNA	DNA
					9. Propose Mr. G.K. Sood as Whole Time Director of the Company, for a period of 3 years.	MGMT	No	DNA	DNA
					10. Propose Mrs. Vidya M. Murkumbi as Executive Chairperson of the Company for a period of 5 years.	MGMT	No	DNA	DNA
					11. Propose Mr. Nandan V. Yalgi as Director of the Company for a period of 5 years.	MGMT	No	DNA	DNA
					12 Propose an upward revision in the remuneration payable to Mr. Narenda M. Murkumbi from Rs. 175,000 per month to Rs. 1,000,000 per month.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					13. Propose Mr. Nitin Puranik as Executive Director of the Company for a period of 3 years.	MGMT	No	DNA	DNA
					14 Reclassify 4,50,00,000 Preference Shares	MGMT	No	DNA	DNA
					15 The Board of Directors shall be deemed to exercise its powers for borrowing on behalf of the Company no more that the aggregate sum of Rs. 4,800 Crores.	MGMT	No	DNA	DNA
					16 The Board of Directors eligible to receive bonus shares.	MGMT	No	DNA	DNA
ULTRATECH CEMENT	UTCEM IN	B01GZF6 IN	3/19/2010	Mumbai	To approve the Scheme of Amalgamation of Samruddhi Cement Limited with UltraTech Cement Limited.	MGMT	Yes	For	For
MAHINDRA & MAHINDRA	MM IN	6100186 IN	3/11/2010	Postal Ballot
1. Approve, pursuant to the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956, and the provisions of the Memorandum and Articles of Association of the Company and subject to the approval(s), consents, permissions and sanctions as may be necessary from the concerned statutory authorities, each ordinary [Equity] share of the Company having a face value of INR 10 each fully paid-up to sub-divided into 2 ordinary [Equity] shares of the face value of INR 5 each fully paid-up; sub-division of Equity shares, the existing Share Certificates in relation to the existing Equity shares of the face value of INR 10 each held in physical form shall be deemed to have been automatically cancelled and be of no effect on and from the Record Date and the Company may, without requiring the surrender of the existing Share Certificates, directly issue and dispatch the new Share Certificates of the Company, in lieu of such existing Share Certificates subject to the provisions of the Companies [issue of Share Certificate] rules, 1960 and in the case of shares held in the dematerialized form, the number of sub-divided Equity shares be credited to the respective the Equity shares of the Company before sub-division; and authorize the Board of Directors of the Company [which expression shall also include a Committee thereof] to take such steps as may be necessary for obtaining approvals, statutory, contractual or otherwise, and to settle all matters arising out of and incidental thereto, and to execute all deeds, applications, documents and writings that may be required, on behalf of the Company and generally to do all acts, deeds, matters and things that may be necessary, proper, expedient or incidental for the purpose of giving effect to this resolution.
						MGMT	Yes	For	For

2. Approve, pursuant to Section 16 and all other applicable provisions, if any, of the Companies Act, 1956, to alter Clause 5 of the Memorandum of Association of the Company by substituting in its place and stead as specified.
						MGMT	Yes	For	For
					3. Approve, pursuant to Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, to substitute Article 3 of the Articles of Association of the Company as specified.	MGMT	Yes	For	For
Bajaj Hindusthan Ltd	BJH IN	B00YYR6 IN	3/18/2010	Mumbai
1. To receive, consider and adopt the audited profit and loss account for the financial year ended September 30, 2009 and the balance sheet as at that date together with the reports of the Board of Directors and auditors thereon.
						MGMT	Yes	For	For
					2. To declare dividend	MGMT	Yes	For	For
					3. To appoint a director in place of R.V. Ruia who retires by rotation and offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a director in place of A. K. Agarwal who retires by rotation and offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint auditors and to fix their remuneration	MGMT	Yes	For	For
					6. To appoint Dr. Sanjeev Kumar as director	MEMBER	Yes	For	For
					7. To revise remuneration of Mr. Shishir Bajaj, the managing director.	MGMT	Yes	For	For
LAKSHMI ENERGY AND FOODS	LKEF IN	B1L7631 IN	3/19/2010	Chandigarh
1. To receive, consider and adopt the audited profit and loss account for the financial year ended September 30, 2009 and the balance sheet as at that date together with the reports of the Board of Directors and auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend of Rs 0.50 per share	MGMT	No	DNA	DNA
					3. To appoint a director in place of A. L. Suri who retires by rotation and offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Nirdosh Bali who retires by rotation and offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Rajendra Sharma who retires by rotation and offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint auditors and to fix their remuneration	MGMT	No	DNA	DNA
					7. Appointment of Janak Raj Singh as Joint Managing Director	MGMT	No	DNA	DNA
					8. Re-appointment of I. S. Gumber as Executive Director	MGMT	No	DNA	DNA
					9. Appointment of Harwant Singh as Executive Director	MGMT	No	DNA	DNA
					10. Appointment of Anil Sarin as Director	MGMT	No	DNA	DNA
Mphasis Limited	MPHL IN	6151593 IN	4/7/2010	Bangalore	To approve the Scheme of Amalgamation proposed for merger of company known as Mphasis FinSolutions Private Limited with Mphasis Limited	MGMT	No	DNA	DNA
ZEE ENTERTAINMENT ENTERPRISES LTD	Z IN	6188535 IN	4/20/2010	Mumbai	1. In the matter of the Companies Act, 1956 (1 of 1956)	MGMT	Yes	For	For
					2. In the matter of Sections 391 to 394 of the Companies Act, 1956	MGMT	Yes	For	For
					3. In the matter of Composite Scheme of Amalgamation and Arrangement between ETC Networks Ltd., Zee Entertainment Enterprises Ltd. , Zee Learn Ltd and their respective Shareholders and Creditors.	MGMT	Yes	For	For
UNITED SPIRITS LIMITED	UNSP IN	6576992 IN	4/21/2010	Bangalore
Approval to the Scheme of Arrangement between Balaji Distilleries Limited and Chennai Breweries Private Limited and United Spirits Limited and their respective shareholders and creditors as the case may be and the Draft Rehabilitation Scheme of Balaji Distilleries Limited
						MGMT	Yes	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

SHREE RENUKA SUGARS LIMITED	SHRS IN	B0LNXC0 IN	4/19/2010	Belgaum	For the purpose of considering and if thought fit approving with or without modification, the Scheme of Amalgamation of Godavari Biofuel Pvt. Ltd. and Ratnaprabha Sugars Ltd. with the Company.	MGMT	No	DNA	DNA
Welspun Gujarat	WGS IN	B07PYG1 IN	4/23/2010	Gujarat
Approve, pursuant to the provisions of Section 16, 21, 31 and other applicable provisions of the Companies Act, 1956 and subject to the approval of the registrar of Companies, Gujarat and such other authorities, as may be necessary in this regard to change the name of the Company from ‘Welspun-Gujrat Stahl Rohren Limited to ‘Welspun Corp Limited; amend subject to approvals as above, Clause I of Memorandum of Association by substituting the specified new Clause: that wherever ‘Welspun-Gujarat Stahl Rohren Limited’ is appearing in the Memorandum and Artiles of Association of the Company as the name of the Company the same be replaced by ‘Welspun Corporation Limited; authorize the Board of Directors or the Committee of the Board of the Directors of the Company to take all such reasonable steps as they deem necessary in respect of resolution aforesaid, including signing and filing the required e-forms, documents, reports etc.
						MGMT	No	DNA	DNA
UNITED SPIRITS LIMITED	UNSP IN	6576992 IN	4/29/2010	Postal Ballot
To consider and if thought fit, to pass, with or without modification, the following Resolution as a Special Resolution: RESOLVED that pursuant to the provisions of Section 314(18) and other applicable provisions, if any, of the Companies Act, 1956 and subject to the approval of the Central Government and such other approvals as may be necessary, consent of the Company be and is hereby accorded to Mr. Sidhartha V Majlya, a relative of Dr. Vijay Maftya, Chairman of the Company, to hold an office or place of profit as “Deputy General Manager — New Generation Sales Outlets” for a period of five (5) years with effect from June 1, 2010 upon receipt of 1 necessary approvals.
						MGMT	Yes	For	For
Pipavav Shipyard Limited	PIPV IN	B2NXD22 IN	5/5/2010	Gujarat	To authorize the Board to borrow upto Rs, 25,000,000,000	MGMT	No	DNA	DNA

To authorize the Board to create and offer/issue Fully, Compulsorily, and Mandatory convertible unsecured debentures at face value of Rs 70 on preferential basis to Valiant Mauritius Partners Limited and to Valiant Mauritius Partners Offshore Limited.
						MGMT	No	DNA	DNA
					To amend the articles of association of the company to carry out above agenda item	MGMT	No	DNA	DNA
JYOTI STRUCTURES LIMITED	JYS IN	B18P3B5 IN	5/26/2010	Postal Ballot	1. BORROWING POWERS OF THE BOARD To consider and, if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution:	MGMT	Yes	For	For

“RESOLVED THAT in supersession to the earlier resolutions and pursuant to the provisions of section 293 (1) (d) and all other applicable provisions, if any, of the Companies Act, 1956 including any statutory modification(s) or reenactment thereof and the Articles of Association of the company, the consent of the company be and is hereby accorded to the Board of Directors of the company (hereinafter referred to as the “Board” which term shall be deemed to include duly authorised Committee thereof, for the time being exercising the powers conferred by the Board) for borrowing any sum or sums of money together with the monies already borrowed by the company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) shall not exceed in the aggregate at anytime Rs. 60,000 million (Rupees Sixty Thousand Million only) irrespective of the fact that such aggregate amount of borrowings outstanding at anyone time may exceed the aggregate for the time being of the paid-up share capital of the company and its free reserves, that is to say, reserves not set apart for any specific purpose.”

					2. CREATION OF SECURITY To consider and, if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution:	MGMT	Yes	For	For

“RESOLVED THAT in supersession to the earlier resolutions and pursuant to the provisions of section 293 (1) (a) and all other applicable provisions, if any, of the Companies Act, 1956 including any statutory modification(s) or reenactment thereof and the Articles of Association of the company, the consent of the company be and is hereby accorded to the Board of Directors of the company to mortgage and / or create charge on all or anyone or more of the moveable / immovable properties or such other assets of the company, wheresoever situated, both present and future, on such terms and conditions and at such time or times and in such form or manner as it may deem fit, to or in favour of the Financial Institution(s), Mutual Fund(s), Bank(s), Lender(s), Agent(s), Trustee(s) to secure Term Loans, Foreign Currency Loans and /or for securing the debentures, secured premium notes with or without detachable warrants or any other debt instruments or any other securities or borrowing(s) together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on pre-payment, cost, charges, expenses and monies payable by the company to the lenders not exceeding Rs. 60,000 million (Rupees Sixty Thousand Million only).

WIPRO LTD	WPRO IN	6206051 IN	5/31/2010	Postal Ballot	1. Increase in Authorised Share Capital and Alteration of the Memorandum of Association of the Company.	MGMT	Yes	For	For

2. Alteration of the Articles of Association of the Company by inserting the following words after the words ‘A General Meeting’ ‘of the Members, in a meeting in person or proxy or, through Postal Ballot or, by any other means, as may be permitted”
						MGMT	Yes	For	For
					3. Issue of Bonus Shares	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

JSW STEEL LIMITED	JSTL IN	6/2/2010	6101640 IN	Mumbai
To authorize the Board to create, offer, issue and allot in one or more tranches, upto 1,75,00,000 {One Crore Seventy Five Lakh) warrants (hereinafter referred to as the ‘Warrants”), convertible into equity shares of the Company of par value of Rs.10 each (UEquity Shares”), to Sapphire Technologies Limited (the “Warrant holder”), a promoter group company, on a preferential basis, without offering the same to any other person, at a price not less than the minimum price determined as per the provisions of Chapter VII of the “SEBI Regulations”.
						MGMT	Yes	For	For
DR REDDY’S LABS	DRRD IN	5/28/2010	6410959 IN	Hyderabad
For the purpose of considering and if thought fit, approving, with or without modification, the Scheme of Arrangement proposed to be made between the Applicant Company and its members for the issue of unsecured, redeemable, non-convertible, fully paid up bonus debentures of the Applicant Company from its general reserves to its members.
						MGMT	No	DNA	DNA
SREI INFRASTRUCTURE FIN LIMITED	SREI IN	5/31/2010	6296212 IN	Kolkata
for the purpose of considering and, if though fit, approving with or without modification(s), the proposed Scheme of Amalgamation of Quippo Infrastructure Equipment Limited (“Transferor Company”) into and with the Transferee Company.
						MGMT	No	DNA	DNA
AXIS BANK LIMITED	AXSB IN	6/8/2010	6136482 IN	Ahmedabad
It is proposed to grant options for a total of 47,47,400 (Forty Seven Lacs, Forty Seven thousand and Four hundred Only) Equity Shares of the face value of Rs. 10 each [in addition to the approvals granted by shareholders at an Extraordinary General Meeting held on 2410212001 and at Annual General Meetings held on 18/06/2004, 0210612006 and 0610612008] as per the Employee Stock Option Scheme.
						MGMT	No	DNA	DNA
PANTALOON RETAIL INDIA LIMITED (CCM)	PF IN	6/10/2010	B1L5MR1 IN	Mumbai
Scheme of Arrangement under Sections 391 to 394 read with Sections 78 and 100 to 103 of the Companies Act, 1956 between Pantaloon Retail (India) Limited and Future Mall management Limited and Future Merchandising L limited and their respective Shareholders and Creditors.
						MGMT	Yes	For	For
PANTALOON RETAIL INDIA LIMITED	PF IN	6/10/2010	B1L5MR1 IN	Mumbai
1. RESOLVED THAT pursuant to the provisions of Section 31 and any other applicable provisions of the Companies Act, 1956 Articles of Association of the Company be altered as follows: The existing Article 13 be substituted with the following Article: VI. Reduction of the Capital
						MGMT	Yes	For	For

2. Clause V of the Memorandum of Association of the Company be and is hereby altered to read as follows: V. SHARE CAPITAL “The Authorised Share Capital of the Company Is Rs. 130,00 ,00,000/· (Rupees One Hundred Thirty Crores only) divided into 25,00,00,000 (Twenty Five Crores) Equity Shares of Rs. 21- (Rupees Two only) each and 5,00,00,000 (Five Crores) Equity Shares with differential rights for voting and I or dividend (known as ·Class 8 Shares~) of Rs.21- (Rupees Two only) each also classified as Equity Shares and 70,00,000 (Seventy lakhs) Preference Shares of RS.1 00 (Rupees One Hundred only) each.
						MGMT	Yes	For	For

3. “RESOLVED THAT pursuant to the provisions of Sections 78, 100 to 103 and other applicable provisions, if any, of the Companies Act. 1956 and Article 13 of the Articles of Association of the Company and subject to the sanction of the Scheme of Arrangement between Home Solutions Retail (India) Limited and Pantaloon Retail (India) Limited and their respective Shareholders and Creditors (,Scheme 1 ‘) by the Hon’ble High Court of Judicature at Bombay under Sections 391 to 394 read with Sections 78 and 100 to 103 and other applicable provisions of the Companies Act, 1956 and further subject to such conditions as maybe prescribed while granting such approvals, consents, permissions, sanctions, which the Board of Directors (hereinafter referred to as -Board” which term shall include any Committee which the Board may have constituted or may thereafter constitute or authorise andlor any Director or any individual delegated with powers necessary for the purpose) of the Company may agree and accept, the consent of the Members be and is hereby accorded for utilizing the balance In the Securities Premium Account of the Company in a manner specified in the Scheme 1.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

4. “RESOLVED THAT pursuant to the provisions of Sections 78, 100 to 103 and other applicable provisions, if any, of the Companies Act, 1956 and Article 13 of the Articles of Association of the Company and subject to the sanction of the Scheme of Arrangement between Pantaloon Retail (India) Limited (‘PRIL’) and Future Mall Management Limited (‘FMML’) and Future Merchandising Limited (‘FML’) and their respective Shareholders and Creditors (‘Scheme 2’) by the Hon’ble High Court of Judicature at Bombay under Sections 391 to 394 read with Sections 78 and 100 to 103 and other applicable provisions of the Companies Act, 1956 and further subject to such conditions as may be prescribed while granting such approvals, consents, permissions, sanctions, which the Board of Directors (hereinafter referred to as “Board” which term shall include any Committee which the Board may have constituted or may thereafter constitute or authorise and/or any Director or any individual delegated with powers necessary for the purpose) of the Company may agree and accept, the consent of the Members be and is hereby accorded for utilizing the balance in the Securities Premium Account or the Company In a manner specified in the Scheme 2.
						MGMT	Yes	For	For

5. “RESOLVED THAT pursuant to the provisions of Section 198, 269, 309 and all other applicable provisions, if any, of the Companies Act, 1956 (the Act read with Schedule XIII to the said Act, the approval of the Members be and Is hereby given to the appointment of Mr. Kailash Bhatia as Wholetime Director of the Company for a period of 5 (Five) years with effect from 1st April, 2010, on a remuneration of Rs.3,36 ,44,876/· per annum on terms and conditions as set out in the Agreement executed between him and the Company. RESOLVED FURTHER THAT Ihe Board of Directors be and is hereby authorised to vary or increase the remuneration specified above from time to time to the extent the Board of Directors may deem appropriate, provided that Such varia lion or increase, as the case may be, is within the overall limits specified in Schedule XIII & the relevant provisions of the Companies Act, 1956.
						MGMT	Yes	For	For

6. “RESOLVED THAT pursuant to the provisions of Section 198, 269. 309 and all other applicable provisions, if any, of the Companies Act. 1956 (the “Act”) read with Schedule XIII to the said Act, the approval of the Members be and is hereby given to the (e-appointment of Mr. Kishore Biyani as Managing Director orthe Company for a period of 5 (Five) years with effect from 1st April, 2010 on a remuneration of Rs. 3,85,34,600/· per annum on terms and conditions as set oul in the Agreement executed between him and the Company. RESOLVED FURTHER THAT the Board of Directors be and Is hereby authorised to vary or Increase the remuneration specified above from time to time to the extent the Board of Directors may deem appropriate, provided that such variation or increase, as the case may be, is within the overalilimiis specified in Schedule XIII & the relevant provisions of the CompaniesAct, 1956 .
						MGMT	Yes	For	For
INFOSYS	INFO IN	6205122 IN	6/12/2010	Karnataka	1. Receive and adopt the balance sheet as at 31 MAR 2010, the profit and loss account for the YE on that date and the report of the Directors and Auditors thereon	MGMT	No	DNA	DNA
					2. Declare a final dividend for the FYE 31 MAR 2010	MGMT	No	DNA	DNA
					3. Re-appointment of N. R. Narayana Murthy as a Director, who retires by rotation	MGMT	No	DNA	DNA
					4. Re-appointment of Prof. Marti G. Subrahmanyam as a Director, who retires by rotation	MGMT	No	DNA	DNA
					5. Re-appointment of S. Gopalakrishnan as a Director, who retires by rotation	MGMT	No	DNA	DNA
					6. Re-appointment of S. D. Shibulal as a Director, who retires by rotation	MGMT	No	DNA	DNA
					7. Re-appointment of T. V. Mohandas Pai as a Director, who retires by rotation	MGMT	No	DNA	DNA

8. Re-appointment of M/s. BSR & Co. Chartered Accountants as the Auditors of the Company to hold office from the conclusion of this AGM to the conclusion of the next AGM on such remuneration as may be determined by the Board of Directors in consultation with the Auditors, which remuneration may be paid on a progressive billing basis to be agreed between the Auditors and the Board of Directors
						MGMT	No	DNA	DNA

9. Re-appointment, pursuant to the provisions of Sections 198, 269, 309, 310 and 311 Schedule XIII, and other applicable provisions, if any, of the Companies Act, 1956 including any statutory modifications or re-enactment thereof, for the time being in force and subject to such sanctions and approvals as may be necessary, of T. V. Mohandas Pai as a whole-time employment of the Company for a further period of 5 years with effect from 27 MAY 2010 as per the terms and conditions as specified; authorize the Board of Directors of the Company to vary, alter or modify the different components of the stated remuneration as may be agreed to by the Board of Directors and T. V. Mohandas Pai and that notwithstanding the statements made above where in the FY 31 MAR 2011, the Company incurs a loss of its profits and are inadequate, the Company shall pay to T. V. Mohandas Pai the remuneration by way of salary, performance bonus and other allowances not exceeding the limits specified under Para 2 Section II, Part II of the Schedule XIII to the Companies Act, 1956, or such other limits as may be prescribed by the Government from time to time as minimum remuneration
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

10. Re-appointment, pursuant to the provisions of Sections 198, 269, 309, 310 and 311 Schedule XIII, and other applicable provisions, if any, of the Companies Act, 1956 including any statutory modifications or re-enactment thereof, for the time being in force and subject to such sanctions and approvals as may be necessary, of Srinath Batni as a whole-time employment of the Company for a further period of 5 years with effect from 27 MAY 2010 as per the terms and conditions as specified; authorize the Board of Directors of the Company to vary, alter or modify the different components of the stated remuneration as may be agreed to by the Board of Directors and Srinath Batni and that notwithstanding the statements made above where in the FY 31 MAR 2011, the Company incurs a loss of its profits and are inadequate, the Company shall pay to Srinath Batni the remuneration by way of salary, performance bonus and other allowances not exceeding the limits specified under Para 2 Section II, Part II of the Schedule XIII to the Companies Act, 1956, or such other limits as may be prescribed by the Government from time to time as minimum remuneration
						MGMT	No	DNA	DNA
Sterlite Industries India Ltd	STLT IN	B13TC37 IN	6/11/2010	Tuticorin	1. Adopt the Balance Sheet as at 31 MAR 2010 and the profit and loss account of the Company for the YE on that date and the report of the Director’s and Auditor’s thereon	MGMT	No	DNA	DNA
					2. Declare a dividend on equity shares of the Company for the FY 2009-2010	MGMT	No	DNA	DNA
					3. Appointment of Mr. Anil Agarwal as a Director, who retires by rotation	MGMT	No	DNA	DNA
					4. Appointment of Mr.Gautam Doshi as a Director, who retires by rotation	MGMT	No	DNA	DNA
					5. Appointment of Auditors, to hold office from the conclusion of this AGM upto the conclusion of the next AGM of the Company and approve to fix their remuneration	MGMT	No	DNA	DNA

6. Approve, pursuant to the provisions of Articles 4 and 48 of the Articles of Association and Sections 13, 16, 94 and 97 and other applicable provisions if any, of the Companies Act, 1956 (including any amendments or re-enactment thereof), to increase the authorized share capital of the Company from INR 185 crores to INR 500 crores
						MGMT	No	DNA	DNA

7. Approve, pursuant to the provisions of Article 4 and 48, of the Articles of Association of the Company and Sections 13, 1 6, 94 and 97,and all other applicable provisions, if any, of the Companies Act, 1956, including any amendments thereof and subject to such approvals, consents, permissions and sanctions, if any as may be required from any authority and subject to such conditions as may be agreed to by the Board of Directors of the Company hereinafter referred to as the Board, which term shall also include any committee thereof , consent of the Members be accorded for sub-dividing the equity shares of the Company, including the paid-up shares, such that each existing equity share of the Company of the face value of INR 2 each be sub-divided into two equity shares of the face value INR 1 each and consequently, the authorized share capital of the Company of INR 500 crores would comprise of 500 crores equity shares of INR 1 each of the Company, the issued, subscribed and paid up equity shares of face value INR 2 each, shall stand sub-divided into equity shares of face value of INR 1 each fully paid-up; and the sub-division of shares shall he effective and simultaneous with the allotment of Bonus Shares by the Board or as per the advice of the Stock Exchanges; authorize the Board to do, perform and execute all such acts. deeds, matters and things as it may consider necessary, expedient, usual or proper to give effect to this resolution including but not limited to fixing of the record date as per the requirement of the Listing Agreement, execution of all necessary documents with the Stock Exchanges and the Depositories, Reserve Bank of India and/or any other relevant statutory authority, if any, cancellation or rectification of the existing physical share certificates in lieu of the old certificates and to settle any question or difficulty that may arise with regard to the subdivision of the equity shares as aforesaid or for any matters herewith or incidental hereto
						MGMT	No	DNA	DNA

8. Approve, pursuant to the provisions of Sections 13, 16, 94 and 97 and all other applicable provisions, if any, of the Companies Act, 1956, including amendments thereto or re-enactment thereof, the Memorandum of Association of the Company as specified: the existing Clause V of the Memorandum of Association of the Company be deleted by substitution in its place and instead the specified Clause as new Clause V as specified ; the alteration to the Memorandum of Association shall be effective and simultaneous with the allotment of Bonus Shares by the Board of Directors or a Committee thereof; authorize the Board of Directors of the Company or any Committee thereof to do perform and execute all such acts matters, deeds and things as it may consider necessary, expedient usual or proper to give effect to this resolution including but not limited to filing of necessary forms with the Registrar of Companies and to comply with all other requirements in this regard and for any matters connected herewith or incidental hereto
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

9. Authorize the Board, pursuant to the provisions of Article 116 of the Articles of Association of the Company and upon the recommendations of the Board of Directors made at their meeting held on 26 APR 2010 hereinafter referred to at the Board which term shall be deemed to include any Committee of the Board of Directors formed for the time being to exercise the powers conferred on the Board of Directors in this behalf and pursuant to the applicable provisions of the Companies Act, 1956, and in accordance with the Securities & Exchange Board of India Issue of Capitol and Disclosure Requirements Regulations, 2009 the Regulations and subject to such necessary approvals, permissions and sanctions, as may be required and subject to such terms and conditions as may be specified while according such approvals, a sum of INR 168,08,00,844 out of the sum standing to the credit of share premium ‘account, forming part of General Reserves of the Company, capitalized and utilized for allotment of 1 Bonus equity share of INR 1 credited as fully paid up for every, 1 eligible existing fully paid subdivided equity share of INR 1 held by the Members and authorize the Board, to appropriate the said sum for distribution to and amongst the Members of the Company whose names appear in the Register of Members or as the beneficial owners of the equity shares of the Company, in the records of the Depositories at the close of business on such date hereinafter referred to as the Record Date to be hereafter fixed by the Board and on the basis and that the Bonus Shares so distributed shall, for all purposes, be treated as an increase in the nominal amount in the Capital of the Company, held by each such member and not as income; approve the new equity shares shall be allotted subject to the Memorandum and Articles of Association of the Company and shall in all respects rank pari passu with the existing subdivided fully paid-up equity shares of the Company, with a right, to participate in dividend in full that may be declared after the date of allotment of these equity shares as the Board may be determine; pursuant to Securities & Exchange Board of India Issue of Capital and Disclosure Requirements Regulations, 2009, such number of bonus equity shares as in the same proportion i.e. one new fully paid by equity share of INR l for every one existing fully paid sub-divided equity shares of INR l each held in the Company as on Record Date be reserved in favour of the holders of the outstanding 4% Convertible Senior Notes the Convertible Notes issued by the Company for issue and allotment at the time of conversion in respect of such of those Convertible Notes which may be lodged for conversion on or before the Record Date; authorize the Board in respect of the outstanding Convertible Notes lodged for conversion after the Record Date to make appropriate adjustment in the conversion rate of shares to be issued on conversion of such ‘Convertible Notes’ in terms of the provisions of the concerned Offering Circular so as to give the benefit of the Bonus Issue, as aforesaid, to the holders of such outstanding ‘Convertible Notes’ as well and to do all such things, deeds in this regard; to capitalize the required amount out of the Company’s General Reserve Account/Securities Premium Account or such other accounts as are permissible to he utilized for the purpose, as per the audited accounts of the Company for the financial YE 31 MAR 2009 and that the said amount be transferred to the Share Capital Account and be applied to issue and allotment of the said equity shares as Bonus Shares credited as fully paid up; no letter of allotment shall, be issued in respect of the said bonus shares but in the case of members who opt to receive the bonus shores in dematerialized form, the bonus shares aforesaid shall be credited to the beneficiary accounts of the shareholders with their respective Depository Participants within the stipulated time as may be allowed by the appropriate authorities and in the case of shareholders who opt to receive the bonus shares in physical form, the share certificates in respect thereof shall be delivered within such time as may be allowed by the appropriate authorities; to take necessary steps for listing of the bonus shares so allotted on the stock exchanges where the securities of the Company are listed as per the provisions of the Listing Agreements with the stock exchanges concerned, the regulations and other applicable laws; authorize the Board to do perform and execute all such acts, deeds, matters and things and to give from time to time such directions as may be necessary, expedient, usual or proper and to settle any question or doubt that may arise in relation there to or as the Board in its absolute discretion may think fit and its decision shall be final and binding on all members and other interest persons and to do all acts connected here with or incidental hereto
						MGMT	No	DNA	DNA
Reliance Industries	RIL IN	6099626 IN	6/18/2010	Mumbai	1. Adopt the audited balance sheet as at 31 MAR 2010, the profit and loss account for the YE on that date and the reports of the Board of Directors and Auditors thereon	MGMT	Yes	For	For
					2. Declare a dividend on equity shares	MGMT	Yes	For	For
					3. Appointment of Directors in place of those retiring by rotation	MGMT	Yes	For	For

4. Appointment of M/s. Chaturvedi and Shah, Chartered Accountants, Registration No. 101720W M/s. Deloitte Haskins and Sells, Chartered Accountants Registration No. 117366W and M/s. Rajendra and Co., Chartered Accountants Registration No. 108355W , as the Auditors of the Company, to hold office from the conclusion of this AGM until the conclusion of the next AGM of the Company on such remuneration as shall be fixed by the Board of Directors
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. Appointment of Shri Pawan Kumar Kapil, in accordance with the provisions of Section 257 and all other applicable provisions, the Companies Act, 1956 or any statutory modifications or re-enactment thereof, as a Director of the Company liable to retire by rotation; resolved further that in accordance with the provisions of Sections 198, 269 and 309 read with Schedule XIII and all other applicable provisions, the Companies Act 1956 or any statutory modifications or re-enactment thereof, approval of the Company be and is hereby accorded to the appointed of Shri Pawan Kumar Kapil as a Whole time Director designated as Executive Director of the Company, for a period of 3years with effect from 16 MAY 2010 on the terms and conditions including remuneration as set out in the explanatory statement annexed to the notice convening this meeting, with liberty to the Board of Directors hereinafter referred to as “the Board” which term shall be deemed to include any committee of the Board constituted to exercise its powers, including the powers conferred by this resolution to alter and vary the terms and conditions of appointment and/or remuneration, subject to the same not exceeding the limits specified under Schedule XIII to the Companies Act, 1956 or any statutory modifications or re enactment thereof; authorize the Board to do all acts and take all such steps as may be necessary, proper or expedient to give effect to this resolution
						MGMT	Yes	For	For
Hindustan Construction	HCC IN	B0NSG79 IN	6/11/2010	Mumbai	1. Receive and adopt the audited balance sheet as at 31 MAR 2010, the Profit & Loss Account for the YE on that date and the reports of the Directors and Auditors thereon	MGMT	Yes	For	For
					2. Declare a dividend on Equity Shares	MGMT	Yes	For	For
					3. Re-appoint Mr. D.M.Popat as a Director, who retires by rotation	MGMT	Yes	For	For
					4. Re-appoint Mr. Y.H. Malegam as a Director, who retires by rotation	MGMT	Yes	For	For

5. Re-appoint M/s. K. S. Aiyar & Co., Chartered Accountants, Mumbai, bearing ICAI Registration No. 100186W, the retiring Auditors of the Company, as the Auditors of the Company, including all its Branch Offices / Sites, to hold office from the conclusion of this AGM until the conclusion of the next AGM on a remuneration as may be fixed by the Board of Directors of the Company; authorize the Board of Directors in consultation with the Company’s Auditors to appoint Branch Auditor(s) of the Company, to audit the accounts of the Company’s Project Sites within and outside India, present and future on such terms and conditions including remuneration as the Board of Directors may deem fit
						MGMT	Yes	For	For
					6. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Appoint Mr. K. G. Tendulkar, liable to retire by rotation	MGMT	Yes	For	For
					7. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Appoint Mr. Anil C. Singhvi, liable to retire by rotation	MGMT	Yes	For	For

8. Approve, pursuant to the provisions of Sections 16, 94 and all other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification or re-enactment thereof for the time being in force), the authorized Share Capital of the Company of INR 50,00,00,000 divided into 49,50,00,000 Equity Shares of INR 1 each and 50,000, 9.5%, Redeemable Cumulative Preference Shares of INR 100 each be and is hereby increased to INR 100,00,00,000 divided into 90,00,00,000 Equity Shares of INR 1 each and 1,00,00,000 Redeemable Preference Shares of INR 10 each with the power to the Board to decide to classify and reclassify from time to time such Preference Shares and fix the dividend and/or the premium payable on the same upon redemption amend the Memorandum of Association of the Company by substituting the existing Clause V thereof by the specified Clause V; for the purpose of giving effect to this resolution, authorize the Board of Directors of the Company to take all such steps and actions and give such directions as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard.
						MGMT	Yes	For	For

9. Approve, pursuant to provisions of Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification or re-enactment thereof for the time being in force), the existing Articles of Association of the Company be and is hereby altered by substituting the existing Article 6a with the Article 6 as under and by deleting the existing Articles 6b and 6c: Article 6 the Capital of the Company is INR 100,00,00,000 divided into INR 90,00,00,000 Equity Shares of INR 1 each and 1,00,00,000 Redeemable Preference Shares of INR 10 each, for the purpose of giving effect to this resolution, authorize the Board of Directors of the Company to take all such steps and actions and give such directions as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard
						MGMT	Yes	For	For

10. Approve, pursuant to provisions of Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification or re-enactment thereof for the time being in force), the existing Articles of Association of the Company be and is hereby altered by substituting the existing Article 201 with the following Article: Art 201 (1), Art 201 (2), Art 201 (3), Art 201 (4) are as specified; effect to this resolution, authorize the Board of Directors of the Company to take all such steps and actions and give such directions as may be in its absolute discretion deem necessary and to settle any question that may arise in this regard
						MGMT	Yes	For	For
Sobha Developers Limited	SOBHA IN	B1BL581 IN	6/11/2010	Bangalore
1. To receive, consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. R V S Rao, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. Anup Shah, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					5. To re-appoint M/s Batliboi & Associates as the statutory auditors of the company.	MGMT	No	DNA	DNA
					6. Appointment of Mr. M Damodaran as director.	MGMT	No	DNA	DNA
					7. Appointment of Mr. P Ramakrishnan as director.	MGMT	No	DNA	DNA
					8. Appointment of Mr. P Ramakrishnan as wholetime director designated as deputy managing director of the company.	MGMT	No	DNA	DNA
					9. Appointment of Mr. P N C Menon as wholetime director designated as chairman of the company.	MGMT	No	DNA	DNA
					10. Appointment of Mr. Ravi Menon as wholetime director designated as vice chairman of the company.	MGMT	No	DNA	DNA
					11. Reappointment of Mr. J C Sharma as managing director of the company.	MGMT	No	DNA	DNA
JSW Steel Limited	JSTL IN	6101640 IN	6/29/2010	Mumbai
1. To receive, consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	Yes	For	For
					2. To confirm the payment of dividend on 11% cumulative redeemable preference shares	MGMT	Yes	For	For
					3. To declare dividend on 10% cumulative redeemable preference shares	MGMT	Yes	For	For
					4. To declare dividend on equity shares.	MGMT	Yes	For	For
					5. To appoint a director in place of Mrs. Savitri Devi Jindal, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					6. To appoint a director in place of Mr. Anthony Paul Pedder who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					7. To appoint a director in place of Mr. Uday M Chitale who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					8. To re-appoint M/s Deloitte Haskins & Sells as the statutory auditors of the company.	MGMT	Yes	For	For
					9. To re-appoint Dr. Vijay Kelkar as director of the company.	Member	Yes	For	For
					10. To authorize the Board to borrow upto Rs, 250,000,000,000	MGMT	Yes	For	For
					11. To approve the payment to non-executive directors of the company in addition to the sitting fees for a period of 5 years.	MGMT	Yes	For	For
Shriram Transport Finance Co Limited	SHTF IN	6802608 IN	6/15/2010	Chennai
1. To receive, consider and adopt the Audited Balance Sheet of the Company as at March 31, 2010 and the Profit and Loss Account for the year ended on that date together with the Reports of Directors and Auditors thereon
						MGMT	No	DNA	DNA
					2. To declare dividend on Equity Shares for the Financial Year ended March 31, 2010	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. S.M. Bafna, who retires by rotation and being eligible offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. M. S. Verma, who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA

5. To appoint M/s. S. R. Batliboi & Co., Chartered Accountants, Mumbai and M/s. G. D. Apte & Co., Chartered Accountants, Mumbai, jointly as Auditors of the Company to hold such office from the conclusion of this meeting, until the conclusion of the next Annual General Meeting, on such remuneration plus out of pocket expenses, if any, as may be mutually agreed upon between the Board of Directors of the Company and the said Auditors.
						MGMT	No	DNA	DNA
					6. To appoint Mr. S. Lakshminarayanan for the office of Director of the company.	Member	No	DNA	DNA
					7. To appoint Mr. R. Sridhar as the Managing Director of the company for 5 years with effect from September 15, 2010.	MGMT	No	DNA	DNA

8. To authorize the Board to voluntarily delist the equity shares of the Company from Madras Stock Exchange Limited, where the equity shares of the Company are currently listed, at such time as may be deemed fit by the Board.
						MGMT	No	DNA	DNA
Piramal Healthcare Limited	PIHC IN	B058J56 IN	6/25/2010	Postal Ballot	1. To approve sale of domestic formulations business.	MGMT	Yes	For	For
					2.To approve payment to Piramal Enterprises Limited and its Associates in consideration for providing guarantee, non-compete and other undertakings.	MGMT	Yes	For	For
ICICI Bank Limited	ICICIBC IN	6100368 IN	6/21/2010	Vadodara
To authorize the Board to accept, the consent and approval of the Members of the Bank be and is hereby accorded to the amalgamation of The Bank of Rajasthan Limited with the Bank with effect from the date on which the Scheme of Amalgamation is sanctioned by RBI or such other date as may be specified by RBI by an order in writing passed in this behalf.
						MGMT	Yes	For	For
Pantaloon Retail (India) Limited	PF IN	B1L5MR1 IN	6/10/2010	Mumbai
To approve with or without modification(s), the arrangement embodied in the Scheme of Arrangement between Home Solutions Retail (India) Limited (‘HSRIL’ or ‘the Transferor Company’) and Pantaloon Retail (India) Limited (‘PRIL’ or ‘the Transferee Company’) and their Respective Shareholders and Creditors (‘the Scheme’ or ‘this Scheme’).
						MGMT	Yes	For	For
KEC INTERNATIONAL LTD	KECI IN	B0YJJ27 IN	6/22/2010	Mumbai
1. To consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a director in place of Mr. J. M. Kothary who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. P. A. Makwana who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To re-appoint M/s Deloitte Haskins & Sells as the statutory auditors of the company.	MGMT	No	DNA	DNA
					6. To authorize the Board to appoint branch auditors as they deem fit.	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

GVK Pwer & Infrastructure Limited	GVKP IN	B0XXJX1 IN	6/30/2010	Secunderabad
1. To authorize the Board to transfer the investments made by the company in (1)GVK Industries Limited, (2)GVK Gautami Power Limited, ©GVK Power (Goindwal Sahib) Limited, and (d)Alaknanda Hydro Power Company Limited to its wholly owned subsidiary GVK Energy Limited.
						MGMT	No	DNA	DNA
Yes Bank Limited	YES IN	B06LL92 IN	6/28/2010	Mumbai
1. To consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	Yes	For	For
					2. To declare dividend on equity shares.	MGMT	Yes	For	For
					3. To appoint a director in place of Ms. Radha Singh, who retires by rotation and, being eligible, offers herself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a director in place of Mr. Ajay Vohra, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To re-appoint M/s B S R & Co. as the statutory auditors of the company.	MGMT	Yes	For	For
					6. To appoint Mr. S. L. Kapur as non executive part time chairman for 1 year with effect from April 27, 2010.	MGMT	Yes	For	For
					7. To authorize the board to borrow upto Rs, 12000 Crore.	MGMT	Yes	For	For
ICICI Bank Limited	ICICIBC IN	6100368 IN	6/21/2010	Vadodara
1. To consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on preference shares.	MGMT	No	DNA	DNA
					3. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					4. To appoint a director in place of Mr. K. V. Kamath, who retires by rotation and, being eligible, offers herself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a director in place of Mr. Sridar Iyengar, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint M/s S. R. Batliboi & Co. as the statutory auditors of the company.	MGMT	No	DNA	DNA
					7. To authorize the Board to appoint branch auditors as they deem fit.	MGMT	No	DNA	DNA
					8. To appoint Mr. Homi Khusrokhan as the director of the company.	Member	No	DNA	DNA
					9. To appoint Mr. V. Sridar as the director of the company.	Member	No	DNA	DNA
					10. To appoint Mr. Tushaar Shah as the director of the company.	Member	No	DNA	DNA
					11. To not re-appoint Mr. Narendra Murkumbi, a director, who retires by rotation, and has expresses his desire not to be re-appointed.	MGMT	No	DNA	DNA
					12. To approve the house rent allowance of Rs 250000 per month for Ms. Chanda D. Kochhar, Managing Director and CEO, if the accommodation is not provided.	MGMT	No	DNA	DNA
					13. To approve the house rent allowance of Rs 200000 per month for Mr. Sandeep Bakhshi, Deputy Managing Director, if the accommodation is not provided.	MGMT	No	DNA	DNA
					14. To approve the house rent allowance of Rs 200000 per month for Mr. N. S. Kannan, Executive Director and CFO, if the accommodation is not provided.	MGMT	No	DNA	DNA
					15. To approve the house rent allowance of Rs 200000 per month for Mr. K. Ramkumar, Executive Director, if the accommodation is not provided.	MGMT	No	DNA	DNA
					16. To approve the house rent allowance of Rs 200000 per month for Mr. Sonjoy Chatterjee, Executive Director, if the accommodation is not provided.	MGMT	No	DNA	DNA
					17. To appoint Mr. Rajiv Sabharwal as the director of the company.	Member	No	DNA	DNA
					18. To appoint Mr. Rajiv Sabharwal as a wholetime director of the company for 5 years and to fix his remuneration.	MGMT	No	DNA	DNA
Infrastructure Development Finance Company Limited	IDFC IN	B0C5QR1 IN	6/8/2010	Chennai
1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2010, the Profit & Loss Account and the Cash Flow Statement for the year ended March 31, 2010 and the Reports of the Directors and the Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Gautam Kaji, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Dimitris Tsitsiragos, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Abdul Rahim Abu Bakar, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					6. To appoint M/s Deloitte Haskins & Sells as the statutory auditors of the company.	MGMT	No	DNA	DNA
					7. Appointment of Mr. G. C. Chaturvedi as a Director	Member	No	DNA	DNA
					8. Appointment of Mr. Donald Peck as a Director	Member	No	DNA	DNA
					9. To authorize the board to borrow upto Rs, 80000 Crore.	MGMT	No	DNA	DNA
					10. To raise upto Rs. 3500 Crore by way of Qualified Institutional Placement.	MGMT	No	DNA	DNA
HT Media Limited	HTML IN	B1LC012 IN	7/9/2010	Postal Ballot	1. To add to the objects clause of memorandum of association of the company.	MGMT	Yes	For	For
					2. To approve the payment of annual commission to the non-executive directors of the company.	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

HDFC Bank Limited	HDFCB IN	6100131 IN	6/30/2010	Mumbai
1. To consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	Yes	For	For
					2. To declare dividend.	MGMT	Yes	For	For
					3. To re-appoint Mr. C. M. Vasudev as a director who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To re-appoint Dr. Pandit Palande as a director who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint M/s B S R & Co. as the statutory auditors of the company.	MGMT	Yes	For	For
					6. To re-appoint Mr. Aditya Puri as Managing Director for 3 years with effect from 1st April, 2010.	MGMT	Yes	For	For
					7. To re-appoint Mr. Harish Engineer as Executive Director for 3 years with effect from 12th October, 2010.	MGMT	Yes	For	For
					8. To re-appoint Mr. Paresh Sukthankar as Executive Director for 3 years with effect from 12th October, 2010.	MGMT	Yes	For	For
					9. To authorize the board to issue, offer, and allot equity stock options per employee stock option plan of the company.	MGMT	Yes	For	For
NIIT Technologies Limited	NITEC IN	B02PD81 IN	7/9/2010	New Delhi
1. To consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Subroto Bhattacharya, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Surendra Singh, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	No	DNA	DNA
					5. To appoint statutory auditors of the company.	MGMT	No	DNA	DNA
					6. To re-appoint Mr. Rajendra S Pawar as Managing Director for 5 years with effect from 1st June, 2010.	MGMT	No	DNA	DNA
					7. To authorize the company to pay minimum remuneration to Mr. Rajendra S Pawar in case of inadequacy or absence of profit for 3 years.	MGMT	No	DNA	DNA
					8. To re-appoint Mr. Arvind Thakur as Joint Managing Director for 5 years with effect from 1st June, 2010.	MGMT	No	DNA	DNA
					9. To authorize the company to pay minimum remuneration to Mr. Arvind Thakur in case of inadequacy or absence of profit for 3 years.	MGMT	No	DNA	DNA
Piramal Healthcare Limited	PIHC IN	B058J56 IN	7/9/2010	Mumbai
1. To consider and adopt the audited balance sheet as at March 31, 2010, the profit and loss account for the financial period ended as on that date, the directors report and the auditors report thereon.
						MGMT	Yes	For	For
					2. To declare dividend.	MGMT	Yes	For	For
					4. To appoint a director in place of Mr. R. A. Shah, who retires by rotation and, being eligible, offers herself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a director in place of Mr. N Vaghul, who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint statutory auditors of the company and fix their remuneration.	MGMT	Yes	For	For
					6. To approve payment of commission to non-executive directors.	MGMT	Yes	For	For
					7. To re-appoint Mr. N. Santhanam as executive director and Chief Operating Officer.	MGMT	Yes	For	For
					8. To authorize to keep the register and index of members and debenture holders at the office of share transfer agent.	MGMT	Yes	For	For
Tata Consultancy Services Limited	TCS IN	B01NPJ1 IN	7/2/2010	Mumbai
1. To receive, consider and adopt the audited Balance Sheet as at March 31, 2010, the Profit & Loss Account and the Cash Flow Statement for the year ended March 31, 2010 and the Reports of the Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To confirm the payment of interim dividend for equity shares and to declare a final dividend and special dividend on equity shares.	MGMT	Yes	For	For
					3. To declare dividend on redeemable preference shares.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Ron Sommer, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mrs. Laura M. Cha, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					6. To appoint a Director in place of Mr. R. N. Tata , who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					7. To appoint statutory auditors of the company and fix their remuneration.	MGMT	Yes	For	For
					8. To appoint Mr. S. Ramadorai as a director of the company.	MGMT	Yes	For	For
					9. To appoint Dr. Vijay Kelkar as a director of the company.	MGMT	Yes	For	For
					10. To appoint Mr. Ishaat Hussain as a director of the company.	MGMT	Yes	For	For
					11. To appoint Mr. N. Chandrasekaran as CEO and Managing Director of the company.	MGMT	Yes	For	For
					12. To alter the Articles of Association of the company.	MGMT	Yes	For	For
					13. To appoint branch auditors.	MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Pantaloon Retail (India) Limited	PF IN	B1L5MR1 IN	6/28/2010	Mumbai
“RESOLVED THAT pursuant to Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) and in accordance with the provisions of the Memorandum and Articles of Association of the Company, Listing Agreement entered into by the Company with the stock exchanges where the shares of the Company are listed, and Chapter VII of the Securities and Exchange Board of India (Issue of Capital and Disclosure Requirements) Regulations, 2009 and subject to all applicable rules, regulations and guidelines, such approvals, permissions, sanctions and consents as may be necessary and required under the applicable laws, rules and regulations and on such terms and conditions (including any alterations, modifications, corrections, changes and variations, if any, that may be stipulated under such approvals, permissions, sanctions and consents as the case may be) which may be accepted by the Board of Directors ofthe Company (herein referred to as “Board” which term shall include any duly constituted and authorized committee thereof which the Board may constitute to exercise its powers) and subject to any alterations, modifications, corrections, changes and variations that may be decided by the Board in their discretion, consent of the Company be and is hereby accorded to the Board to create, offer, issue and allot from time to time in one or more tranches, 100,00,000 Warrants to the Future Ideas Realtors India Limited, being company within the Promoter Group (which expression shall mean and include the Promoters in present management control of the Company and their friends, relatives, associates and companies controlled by them or in which they are directors or shareholders and associations controlled by them or in which they are members or office-bearers), each convertible into one equity share of Rs.2/- (Rupees Two only) each at the premium of RS.398/- (Rupees Three Hundred Ninety Eight only) each aggregating to an issue price of Rs.400/- (Rupees Four Hundred only), (hereinafter referred to as Preferential lssue of Warrants”) determined in accordance with and on the terms and conditions mentioned in Chapter VII of the Securities and Exchange Board of India (Issue of Capital and Disclosure Requirements) Regulations, 2009 relating to preferential allotment.
						MGMT	Yes	For	For
Bank of Baroda	BOB IN	6099778 IN	7/5/2010	Vadodara
1. To discuss, approve and adopt the Balance Sheet of the Bank as at 31 st March 2010, Prof it and Loss Account for the year ended 31st March, 2010, the report of the Board of Directors on the working and activities of the Bank for the period covered by the accounts and the Auditor’s Report on the Balance Sheet and Accounts.

2. To declare dividend for the year 2009-10.
Housing Development Finance Corp	HDFC IN	6171900 IN	7/14/2010	Mumbai	1. Receive and adopt the audited profit and loss account for the FYE 31 MAR 2010, the balance sheet as at that date and the reports of the Directors and the Auditors thereon	MGMT	Yes	For	For
					2. Declare a dividend on equity shares	MGMT	Yes	For	For
					3. Re-appoint Mr. Keshub Mahindra as a Director, who retires by rotation	MGMT	Yes	For	For
					4. Re-appoint Mr. D. M. Sukthankar as a Director, who retires by rotation	MGMT	Yes	For	For
					5. Re-appoint Mr. N. M. Munjee as a Director, who retires by rotation	MGMT	Yes	For	For

6. Re-appoint Messrs Deloitte Haskins & Sells, Chartered Accountants, having Registration No. 117366W issued by the Institute of Chartered Accountants of India, as the Auditors of the Corporation, to hold office as such from the conclusion of this meeting until the conclusion of the next AGM, on a remuneration of INR 78,00,000 plus applicable service tax and reimbursement of out-of-pocket expenses incurred by them for the purpose of the audit of the Corporation’s accounts at the head office, all its branch offices in India and its branch offices at London and Singapore; authorize the Board of Directors of the Corporation, pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, to appoint Messrs Deloitte Haskins & Sells, Chartered Accountants as Branch Auditors or any other person who may be qualified to act as such, in consultation with the Auditors of the Corporation and to fix their remuneration, for the purpose of the audit of any branch offices that may be opened by the Corporation outside India during the period until the conclusion of the next AGM
						MGMT	Yes	For	For

7. Re-appoint Messrs PKF, Chartered Accountants, having Registration No. 10 issued by the Ministry of Economy, U.A.E., pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, as Branch Auditors of the Corporation for the purpose of the audit of the accounts of the Corporation’s branch office at Dubai, to hold office as such from the conclusion of this meeting until the conclusion of the next AGM, on such terms and conditions and on such remuneration, as may be fixed by the Board of Directors of the Corporation, depending upon the nature and scope of their work
						MGMT	Yes	For	For

8. Appointment of Mr. Deepak S. Parekh as a Director of the Corporation, in respect of whom the Corporation has received notices in writing along with a deposit of INR 500 each from some Members proposing him as a candidate for the office of Director under the provisions of Section 257 of the Companies Act, 1956, liable to retire by rotation in accordance with the provisions of the Companies Act, 1956
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

9. Approve the Members of the Corporation, pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment, to revise the range of salary payable to the Managing Directors of the Corporation from the existing range of INR 4,00,000 to INR 7,00,000 per month to INR 6,00,000 to INR 10,00,000 per month and that of the Whole-time Director of the Corporation in the range of INR 3,00,000 to INR 6,00,000 per month, with effect from 1 JAN 2010, with authority to the Board of Directors of the Corporation hereinafter referred to as the Board which term shall be deemed to include the Compensation Committee of Directors to determine their salary, from time to time, within the said salary range; authorize the Board to do all such acts, deeds, matters and things and execute all such agreements, documents, instruments and writings as may be required, with power to settle all questions, difficulties or doubts that may arise in regard to this resolution as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any committee of Directors and/or Directors and/or Officers of the Corporation, to give effect to this resolution
						MGMT	Yes	For	For

10. Approve the Members of the Corporation, pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof, to the appointment of Ms. Renu Sud Karnad as the Managing Director of the Corporation for a period of 5 years with effect from 01 JAN 2010, upon the terms and conditions including those relating to remuneration as specified, which agreement is hereby specifically approved and sanctioned with authority to the Board of Directors of the Corporation hereinafter referred to as the Board which term shall be deemed to include the Compensation Committee of Directors to alter and vary the terms and conditions of the said appointment and/or agreement including authority, from time to time, to determine the amount of salary and commission as also the type and amount of perquisites, other benefits and allowances payable to Ms. Renu Sud Karnad , in such manner as may be agreed to between the Board and Ms. Renu Sud Karnad; provided however that the remuneration payable to Ms. Renu Sud Karnad shall not exceed the limits specified in the said agreement and the limits prescribed under Schedule XIII to the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof; in the event of any loss, absence or inadequacy of profits in any FY, during the term of office of Ms. Renu Sud Karnad, the remuneration payable to her by way of salary, commission, perquisites, other benefits and allowances shall not, without the approval of the Central Government if required , exceed the limits prescribed under Schedule XIII and other applicable provisions of the Companies Act, 1956, or any amendment, modification, variation or re-enactment thereof; authorize the Board to do all such acts, deeds, matters and things and execute all such agreements, documents, instruments and writings as may be required, with power to settle all questions, difficulties or doubts that may arise in regard to the said appointment as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any committee of Directors and/or Directors and/or Officers of the Corporation, to give effect to this resolution
						MGMT	Yes	For	For

11. Appointment of Mr. V. Srinivasa Rangan as a Director of the Corporation, in respect of whom the Corporation has received a notice in writing along with a deposit of INR 500 from a Member proposing him as a candidate for the office of Director under the provisions of Section 257 of the Companies Act, 1956; approve the Members of the Corporation pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof, to the appointment of Mr. V. Srinivasa Rangan as the Whole time Director of the Corporation designated as Executive Director for a period of 5 years with effect from 01 JAN 2010, upon the terms and conditions including those relating to remuneration as specified, which agreement is hereby specifically approved and sanctioned with authority to the Board of Directors of the Corporation hereinafter referred to as the Board which term shall be deemed to include the Compensation Committee of Directors to alter and vary the terms and conditions of the said appointment and/or agreement including authority, from time to time, to determine the amount of salary and commission as also the type and amount of perquisites, other benefits and allowances payable to Mr. V. Srinivasa Rangan , in such manner as may be agreed to between the Board and Mr. V. Srinivasa Rangan; provided however that the remuneration payable to Mr. V. Srinivasa Rangan shall not exceed the limits specified in the said agreement and the limits prescribed under Schedule XIII to the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof; in the event of any loss or absence during the term of office of Mr. V. Srinivasa Rangan, the remuneration payable to him by way of salary, commission, perquisites, other benefits and allowances shall not, without the approval of the Central Government if required , exceed the limits prescribed under Schedule XIII and other applicable provisions of the Companies Act, 1956, or any amendment, modification, variation or re-enactment thereof; authorize the Board to do all such acts, deeds, matters and things and execute all such agreements, documents, instruments and writings as may be required, with power to settle all questions, difficulties or doubts that may arise in regard to the said appointment as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any committee of Directors and/or Directors and/or Officers of the Corporation, to give effect to this resolution
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

12. Approve, pursuant to the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof and the provisions of the Articles of Association of the Corporation and subject to requisite approvals, the equity shares of the Corporation having nominal face value of INR 10 per equity share be sub-divided into equity shares having nominal face value of INR 2 per equity share and the relevant Capital Clauses in the Memorandum and Articles of Association of the Corporation be accordingly altered as proposed in the resolutions as specified; authorize the Board of Directors of the Corporation to do all such acts, deeds, matters and things including issue of fresh share certificates of the nominal face value of INR 2 per equity share and execute all such agreements, documents, instruments and writings as may be required in the said connection, with power to settle all questions, difficulties or doubts that may arise in regard to this resolution as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any committee of Directors and/or Directors and/or Officers of the Corporation, to give effect to this resolution
						MGMT	Yes	For	For

13.Approve, on the resolution for sub-division of the nominal face value of equity shares being duly passed and becoming effective as stated in the resolution as specified, the existing Clause V of the Memorandum of Association of the Corporation be deleted and in place thereof the following new Clause V be substituted — The Authorized Share Capital of the Corporation is INR 325,00,00,000 consisting of 162,50,00,000 equity shares of INR 2 each
						MGMT	Yes	For	For

14. Approve, on the resolution for sub-division of the nominal face value of equity shares being duly passed and becoming effective as stated in the resolution as specified and pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 and the provisions of other statutes as applicable, the existing Article 3 of the Articles of Association of the Corporation be deleted and in place thereof the following new Article 3 be substituted — The Authorized Share Capital of the Corporation is INR 325,00,00,000 consisting of 162,50,00,000 equity shares of INR 2 each
						MGMT	Yes	For	For
Crompton Greaves	CRG IN	B1B90H9 IN	7/19/2010	Mumbai	1. To receive and adopt the audited profit and loss account for the year ended 31 March 2010 and the balance sheet as at that date together with the Directors’ Report and Auditors’ Report thereon.	MGMT	Yes	For	For
					2. To confirm the first and second interim dividends, aggregating to As. 2.20 per share (11 0%).	MGMT	Yes	For	For
					3. To appoint a Director in place of Dr 0 Goswami who retires by rotation and, being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Ms M Pudumjee who retires by rotation and, being eligible, offers herself for re-appointment.	MGMT	Yes	For	For

5. To appoint Sharp & Tannan, Chartered Accountants, Registration no 109982W, as Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting up to the conclusion of the next Annual General Meeting and to authorise the Audit Committee of the Board of Directors to fix their remuneration.
						MGMT	Yes	For	For

6. To consider, and if thought fit, to pass with or without modification, as an Ordinary Resolution the following: RESOLVED THAT pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956, the Board of Directors of the Company be and they are hereby authorised to appoint branch auditors, as and when required, in consultation with the statutory auditors, to audit the accounts in respect of the Company’s branches/offices outside India and to approve the terms and conditions of their appointment, as well as fix their remuneration, based on the recommendations of the Audit Committee.”
						MGMT	Yes	For	For

7. To consider, and if thought fit. to pass with or without modification, as an Ordinary Resolution the following: RESOLVED THAT Mr S Prabhu be and he is hereby appointed a Director of the Company, liable to retire by rotation.”
						MGMT	Yes	For	For

8. To consider, and if thought fit, to pass with or without modification, as a Special Resolution the following: “RESOLVED THAT pursuant to the provisions of Section 309 and other applicable provisions, if any, of the Companies Act, 1956, a sum not exceeding 1 % of the net profits of the Company per annum, computed in the manner prescribed in Section 309(5) of the Companies Act, 1956, for each of the five financial years commencing from 1 April 2010, be paid and distributed amongst the Non-Executive Directors of the Company or some or any of them, in such amounts or proportions and in such manner as may be decided by the Board of Directors.
						MGMT	Yes	For	For
KPIT Cummins Infosystems Ltd	KPIT IN	B1LQJY0 IN	7/16/2010	Pune
1. To receive, consider and adopt the Audited Balance Sheet as at March 31, 2010 and the Profit and Loss Account ended as on that date together with the reports of the Directors’ and the Auditors’ thereon.
						MGMT	No	DNA	DNA
					2. To declare dividend for the financial year ended March 31, 2010. The Board has recommended dividend @ 35% [Rupees 0.70 per equity share of Rupees 2/- each].	MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					3. To appoint a Director in place of Mr. Anant Talaulicar, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Amit Kalyani, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Dr. Srikant Datar, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA

6. To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration and to pass with or without modification’s), the following as an ORDINARY RESOLUTION:
						MGMT	No	DNA	DNA

“RESOLVED THAT M/s. Deloitte Haskins & Sells, Chartered Accountants, be and are hereby re-appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting on such remuneration as may be determined by the Board of Directors in consultation with the Auditors.”

7. To consider and if thought fit, to pass with or without modification’s), the following as a SPECIAL RESOLUTION:- “RESOLVED THAT - The Company approves — subject to the provisions of Sections 198, 269, 309, 310, Schedule XIII of the Companies Act, 1956, the re-appointment of Mr. Girish Wardadkar as the President & Executive Director of the Company for a period of five years with effect from January 19, 2010, on the terms and conditions specified in the Agreement entered into between the Company and Mr. Girish Wardadkar, on such remuneration as set out in the explanatory statement.
						MGMT	No	DNA	DNA

8. To consider and if thought fit, to pass with or without modification(s), the following as a SPECIAL RESOLUTION:- “RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including statutory modifications and re-enactments thereof, and subject to the approval of the Central Government, consent of the Company be and is hereby accorded to Mr. Chinmay Shashishekhar Pandit, a relative of Mr. S.B. (Ravi) Pandit, Chairman and Group CEO of the Company, to hold and continue to hold an office or place of profit as Senior Manager — Business Development, or such other post as he may be promoted hereafter, in the Company, at a salary upto Rs. 19.50 lacs per annum [inclusive of Variable (KRA and Company based) Performance Incentive per annum and other allowances, perquisites, benefits and amenities]with normal increment as per the policy of the Company as applicable to the other employees in his grade for period of 10 years and with effect from July 16, 2010. RESOLVED FURTHER that Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, matters and things and take such steps as may be necessary and desirable to give effect to this resolution”.
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

9. To consider and if thought fit, to pass with or without modification(s), the following as a SPECIAL RESOLUTION:- “RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including statutory modifications and re-enactments thereof, and subject to the approval of the Central Government, consent be and is hereby accorded to Ms. Jayada Chinmay Pandit, a relative of Mr. S.B. (Ravi) Pandit, Chairman and Group CEO of the Company, to hold and continue to hold an office or place of profit as Senior Executive-CAT, or such other post as she may be promoted hereafter, in the Company, at a salary upto Rs. 11 lacs per annum [inclusive of Variable (KRA and Company based) Performance Incentive per annum and other allowances, perquisites, benefits and amenities] with normal increment as per the policy of the Company as applicable to the other employees in her grade for period of 10 years and with effect from July 16, 2010. RESOLVED FURTHER that Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, matters and things and take such steps as may be necessary and desirable to give effect to this resolution.”
						MGMT	No	DNA	DNA

10. To consider and if thought fit, to pass with or without modification’s), the following as a SPECIAL RESOLUTION: “RESOLVED THAT subject to all other terms, conditions and stipulations under the ESOP 1998, ESOP 2004 and ESOP 2006 Schemes (hereinafter referred to as ‘Schemes’), consent of the Company be and is hereby accorded to the Board of Directors including Compensation Committee of the Company to create, grant, offer and allot to eligible employees under the Schemes and to the Non-executive Directors including any Independent Directors of the Company, Stock Options not exceeding 47,50,000
						MGMT	No	DNA	DNA
JSW Energy	JSW IN	B4X3ST8 IN	7/15/2010	Mumbai
1. To receive, consider and adopt the Audited Balance Sheet as at 31st March 2010, the Profit and Loss Account for the year ended on that date together with the reports of the Board of Directors and the Auditors thereon.
						MGMT	Yes	For	For
					2. To declare Dividend on Equity Shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. P. Abraham, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. D. J. Balaji Rao, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	Yes	For	For

5. To appoint MIs. Lodha & Co., Chartered Accountants, as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and on such remuneration as shall be fixed by Board of Directors.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

6. To consider and if thought fit, to pass with or without modification’s), the following resolution as an Ordinary Resolution: ~RESOLVED THAT Mr. Nirmal Kumar Jain, who was appointed as an Additional Director of the Company pursuant to the provisions of Section 260 of the Companies Act, 1956, and who holds office as such up to the date of this Annual General Meeting and in respect of whom notice in writing under Section 257 of the Companies Act, 1956 has been received from a member signifying his intention proposing Mr. Nirmal Kumar Jain as a candidate for the office of Director, be and is hereby appointed as a Director of the Company and that his period of office shall be liable to determination by retirement of Directors by rotation.”
						MGMT	Yes	For	For

7. To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309 and 310 read with Schedule Xiii and other appllcable provisions. if any, of the Companies Act, 1956 approval of the Company be and is hereby accorded to the appointment of Mr. Nirmal Kumar Jain as Who!e-tlme Director of the Company, designated as Vice-Chairman, for a period of 5 years w.e.1. 21.01.2010, upon such terms and conditions as are set out in the draft agreement to be executed with Mr. Nirmal Kumar Jain (a copy of which is initialed by the Chairman of the meeting for the purpose of identification and placed before this meeting), with specific authority to the Board of Directors to alter or vary the terms and conditions of the said appointment and/or agreement including the remuneration which shall not exceed an overall ceiling of Rs. 50,00,000/· per month, as may be agreed to between the Board of Directors and Mr. Nirmal Kumar Jain.
						MGMT	Yes	For	For

8. To consider and if thought fit, to pass with or without modification’s), the following resolution as an Ordinary Resolution: RESOLVED THAT Mr. Lalit Kumar Gupta, who is appointed as an Additional Director of the Company pursuant to the provisions of Section 260 of the Companies Act, 1956, and who holds office as such up to the date of this Annual General Meeting and in respect of whom notice in writing under Section 257 of the Companies Act, 1956 has been received from a member signifying his intention proposing Mr. Lalit Kumar Gupta as a candidate for the office of Director, be and is hereby appointed as a Director of the Company and that his period of office shall be liable to determination by retirement of Directors by rotation.”
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

9. To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309 and 310 read wlth Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, approval of the Company be and is hereby accorded to the appointment of Mr. Lalit Kumar Gupta as Whole-time Director of the Company, designated as ‘Joint Managing Director and Chief Executive Officer”, for a period of 5 years w.e.f. 01.06.2010, upon such terms and conditions as are set out in the draft agreement to be executed with Mr. Lalit Kumar Gupta (a copy of which is initialed by the Chairman of the meeting for the purpose of identification and placed before this meeting), with specific Authority to the Board of Directors to alter or vary the terms and conditions of the said appointment andlor agreement including the remuneration which shall not exceed an overall ceiling of Rs. 40,00,000/per month, as may be agreed to between the Board of Diroctors and Mr. Lalit Kumar Gupta.
						MGMT	Yes	For	For

10. To consider and if thought fit, to pass with or without modification(s), the fOllowing resolution as an Ordinary Resolution: RESOLVED THAT in partial modification of the resolution passed at the Thirteenth Annual General Meeting held on 21.09.2007 and at the Fifteenth Annual General Meeting held on 02.06.2009 of the Company and subject to the provisions of Sections 198, 269, 309 and 310 read with Schedule XU! and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves the increase in the ceiling on Aemuneration payable to Mr. Sattiraju Seshagiri Aao as a Whole-time Director of the Company for the period from 01.04.2010 till 30.06.2010 from RS.1 ,35,00,0001- per annum to AS.1 ,80,00,0001- per annum with specific authority to the Board of Directors of the Company to fix, alter or vary the remuneration within the said ceiling of AS.1 ,80,00,000/per annum, as may be agreed to between the Board of Directors and Mr. Sattiraju Seshagiri Aao.
						MGMT	Yes	For	For

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

11. To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: RESOLVED THAT in supersession of the resolutions passed at Thirteenth Annual General Meeting held on 21.09.2007 and at the Fifteenth Annual General Meeting held on 02.06.2009 of the Company and in accordance with the provisions of Sections 198, 269, 309 and 31 Dread with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, approval of the Company be and is hereby accorded to the apPOintment of Mr. Sattiraju Seshagiri Rao as Whole-time Director of the Company, for a period of 5 years w.e.f. 01.07.2010, upon such terms and conditions as are set out in the draft agreement to be executed with Mr. Sattiraju Seshagiri Rao (a copy of which is initialed by the Chairman of the meeting for the purpose of identification and placed before this meeting), with specific authority to the Board of Directors to alter or vary the terms and conditions of the said appointment andlor agreement including the remuneration which shall not exceed an overall ceiling of Rs. 11,25,000/- per month, as may be agreed to between the Board of Directors and Mr. SattiraJu Seshagiri Aao.
						MGMT	Yes	For	For
SOUTH INDIAN BANK LTD	SIB IN	6349967 IN	7/12/2010	Thrissur
1. To receive, consider and adopt the Bank’s Audited Balance Sheet as at 31st March 2010 and the Profit & loss Account for the year ended on that date together with the reports of the Board of Directors and Auditors thereon.
						MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA

3. To appoint Statutory Central Auditors for the year 2010.11 and to authorise the Board to fix their remuneration. The present Statute Of Central Auditors. MIs. Deloitte Haskins & Sells, Chartered Accountants, Chennai. vacate office at this Meeting. They are eligible for re-appointment subject to RBI approval and they have given their consent for the same.
						MGMT	No	DNA	DNA

4. To appoint a Director in the place of Sri. Paul Chalissery (Director in the Minority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for( re-appointment.
						MGMT	No	DNA	DNA

5. To appoint a Director in the place of Dr. N. 1. Kurian (Director in the Majority Sector), who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment.
						MGMT	No	DNA	DNA

6. To consider and if thought fit to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT Sri. Mohan E. Alapatt, No. 503, Golf Manor, 126 Nal Wind Tunnel Road, Off Airport Road, Bangalore — 560 017, be and is hereby appointed a director in the Sector, whose period of office is liable for determination by retirement of directors by rotation .•
						MGMT	No	DNA	DNA

7. To consider and if thought fit to pass, with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT in terms of Sec.228 of the Companies Act 1956, the Board of Directors be and is hereby authorised to appoint from time to time in consultation with the Bank’s Statutory Central Auditors, one or more persons qualified for appointment as branch auditors to audit the accounts for the financial year 2010-11, of such of the branch offices of the Bank as are not proposed to be audited by the Bank’s Statutory Central Auditors on such remuneration and subject to such terms and conditions as may be fixed by the Board of Directors.·
						MGMT	No	DNA	DNA

Issuer of	Exchange	SEDOL	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund’s	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

8. Sub-division (Stock-Split) of Equity Shares of Rs. l0 each of the Company To consider and if thought fit to pass, with Of without modification, the following resolution as an Ordinary Resolution: • RESOLVED that pursuant to the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956 (. the Act”) or any other applicable rules, regulations, guidelines and laws (including any amendments thereto or re-enactments thereof for the time being in force) and the provisions of Memorandum and Articles of Association of the Bank and subject to the approval of RBI and such other approvals, consents, confirmation, permissions and sanctions as may be required under any law for the time being in force, each Equity Share of the Bank having a face value of Rs. l0 each fully paid-up be subdivided into 10 (Ten) Equity Shares of the face value of Re.10 each fully paid up.”
						MGMT	No	DNA	DNA

9. Alteration of Memorandum of Association of the Company To consider and if thought fit. to pass, with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED that subject to the approval of RBJ and pursuant to Section 16 and all applicable provisions, if any, of the Companies Ad, 1956 the existing clause V of the Memorandum of Association of the Bank be and is hereby amended by substituting the words and figures “Rs.125,OO,OO,OOO divided into 125,00,00,000 shares of Rs. 10 each, for the words and figures HRs. 12S.00,OO,OOO divided into 12,50,00,000 shares of Rs. 10 each, appearing in clause V thereof.”
						MGMT	No	DNA	DNA

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(Principal Executive Officer)

Date  August 2, 2010

*	Print the name and title of each signing officer under his or her signature.